UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-06719

Sterling Capital Funds

(Exact name of registrant as specified in charter)

3605 Glenwood Ave., Suite 100

Raleigh, NC 27612

(Address of principal executive offices) (Zip code)

James T. Gillespie, President

Sterling Capital Funds

3605 Glenwood Ave., Suite 100

Raleigh, NC 27612

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 228-1872

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.8%

	Automobiles & Components — 2.0%
50,450	Delphi Automotive PLC	$4,421,943
10,829	Lear Corp.	1,538,584

		5,960,527

	Banks — 13.1%
444,550	Bank of America Corp.	10,784,783
16,650	Cullen/Frost Bankers, Inc.	1,563,601
141,250	JPMorgan Chase & Co.	12,910,250
10,800	M&T Bank Corp.	1,749,060
50,850	PNC Financial Services Group, Inc. (The)	6,349,639
96,800	SunTrust Banks, Inc.	5,490,496

		38,847,829

	Capital Goods — 8.0%
24,050	Boeing Co. (The)	4,755,887
31,800	Cummins, Inc.	5,158,596
75,400	Eaton Corp. PLC	5,868,382
7,900	Huntington Ingalls Industries, Inc.	1,470,664
39,150	Ingersoll-Rand PLC	3,577,919
22,450	Spirit AeroSystems Holdings, Inc., Class A	1,300,753
13,100	United Rentals, Inc.(a)	1,476,501

		23,608,702

	Consumer Durables & Apparel — 0.1%
7,650	Lennar Corp., Class A	407,898

	Consumer Services — 1.7%
77,200	Carnival Corp.	5,062,004

	Diversified Financials — 7.4%
10,350	Ameriprise Financial, Inc.	1,317,451
35,150	Artisan Partners Asset Management, Inc., Class A	1,079,105
107,300	BGC Partners, Inc., Class A	1,356,272
63,450	Chimera Investment Corp., REIT	1,182,073
8,600	Eaton Vance Corp.	406,952
61,400	Franklin Resources, Inc.	2,750,106
16,200	Lazard, Ltd., Class A	750,546
137,450	Morgan Stanley	6,124,772
92,350	Navient Corp.	1,537,627
61,550	State Street Corp.	5,522,881

		22,027,785

	Energy — 9.3%
88,700	Baker Hughes, Inc.	4,835,037
264,550	Chesapeake Energy Corp.(a)	1,314,813
79,850	CONSOL Energy, Inc.(a)	1,192,959
100,450	Gulfport Energy Corp.(a)	1,481,637
101,500	Marathon Petroleum Corp.	5,311,495
54,150	Oceaneering International, Inc.	1,236,786
25,550	ONEOK, Inc.	1,332,688
65,500	RPC, Inc.	1,323,755
42,800	TechnipFMC PLC(a)	1,164,160
29,550	Transocean, Ltd.(a)	243,197
81,575	Valero Energy Corp.	5,503,049
234,150	Whiting Petroleum Corp.(a)	1,290,167
34,900	World Fuel Services Corp.	1,341,905

		27,571,648

	Food & Staples Retailing — 1.4%
52,650	Wal-Mart Stores, Inc.	3,984,552

Shares		Fair Value
COMMON STOCKS — (continued)

	Food, Beverage & Tobacco — 3.4%
18,050	Bunge, Ltd.	$1,346,530
10,450	Philip Morris International, Inc.	1,227,353
54,550	Pilgrim’s Pride Corp.(a)	1,195,736
24,900	Pinnacle Foods, Inc.	1,479,060
76,800	Tyson Foods, Inc., Class A	4,809,984

		10,058,663

	Health Care Equipment & Services — 6.3%
15,450	Aetna, Inc.	2,345,773
31,450	Anthem, Inc.	5,916,689
4,950	Cigna Corp.	828,581
58,150	HCA Healthcare, Inc.(a)	5,070,680
24,450	UnitedHealth Group, Inc.	4,533,519

		18,695,242

	Household & Personal Products — 1.5%
30,350	Energizer Holdings, Inc.	1,457,407
18,450	Herbalife, Ltd.(a)	1,316,039
26,200	Nu Skin Enterprises, Inc., Class A	1,646,408

		4,419,854

	Insurance — 5.7%
30,450	Allstate Corp. (The)	2,692,998
31,950	CNA Financial Corp.	1,557,563
5,700	Everest Re Group, Ltd.	1,451,163
19,350	Lincoln National Corp.	1,307,673
48,250	MetLife, Inc.	2,650,855
24,850	Principal Financial Group, Inc.	1,592,139
53,000	Prudential Financial, Inc.	5,731,420

		16,983,811

	Materials — 3.1%
1,450	AdvanSix, Inc.(a)	45,298
115,050	Freeport-McMoRan, Inc.(a)	1,381,751
29,400	Huntsman Corp.	759,696
80,050	International Paper Co.	4,531,631
11,450	LyondellBasell Industries NV, Class A	966,266
45,200	Steel Dynamics, Inc.	1,618,612

		9,303,254

	Media — 1.5%
71,400	CBS Corp., Class B	4,553,892

	Pharmaceuticals, Biotechnology & Life Sciences — 7.8%
66,500	AbbVie, Inc.	4,821,915
26,700	Amgen, Inc.	4,598,541
29,100	Celgene Corp.(a)	3,779,217
11,350	Johnson & Johnson	1,501,491
42,350	Mylan NV(a)	1,644,027
30,550	Thermo Fisher Scientific, Inc.	5,330,059
10,150	United Therapeutics Corp.(a)	1,316,759

		22,992,009

	Real Estate — 3.9%
14,250	American Tower Corp., REIT	1,885,560
15,500	Apple Hospitality REIT, Inc., REIT	290,005
93,200	Colony NorthStar, Inc., Class A, REIT	1,313,188
47,950	CoreCivic, Inc., REIT	1,322,461
37,350	Gaming and Leisure Properties, Inc., REIT	1,406,975
71,500	Host Hotels & Resorts, Inc., REIT	1,306,305
43,000	Realogy Holdings Corp.	1,395,350

Continued

Sterling Capital Behavioral Large Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Real Estate — (continued)
31,400	RMR Group, Inc. (The), Class A	$1,527,610
147,350	VEREIT, Inc., REIT	1,199,429

		11,646,883

	Retailing — 2.3%
30,900	Best Buy Co., Inc.	1,771,497
93,300	Target Corp.	4,878,657

		6,650,154

	Semiconductors & Semiconductor Equipment — 3.5%
114,700	Applied Materials, Inc.	4,738,257
19,800	Broadcom, Ltd.	4,614,390
28,800	Micron Technology, Inc.(a)	859,968

		10,212,615

	Software & Services — 2.1%
86,200	First Data Corp., Class A(a)	1,568,840
51,500	VMware, Inc., Class A(a)	4,502,645

		6,071,485

	Technology Hardware & Equipment — 4.1%
32,600	Apple, Inc.	4,695,052
299,700	HP, Inc.	5,238,756
24,650	Western Digital Corp.	2,183,990

		12,117,798

	Telecommunication Services — 2.1%
167,000	AT&T, Inc.	6,300,910

	Transportation — 2.4%
36,250	Delta Air Lines, Inc.	1,948,075
69,150	United Continental Holdings, Inc.(a)	5,203,537

		7,151,612

Shares		Fair Value
COMMON STOCKS — (continued)

	Utilities — 5.1%
150,750	Exelon Corp.	$5,437,553
133,550	PPL Corp.	5,163,043
92,300	Southern Co. (The)	4,419,324

		15,019,920

	Total Common Stocks (Cost $251,195,777)	289,649,047

Shares
MONEY MARKET FUND — 2.0%
6,016,015	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(b)	6,016,015

	Total Money Market Fund (Cost $6,016,015)	6,016,015

Total Investments — 99.8% (Cost $257,211,792)		295,665,062
Net Other Assets (Liabilities) — 0.2%		595,325

NET ASSETS — 100.0%		$296,260,387

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Mid Value Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.7%

	Automobiles & Components — 3.1%
1,093,175	Gentex Corp.	$20,737,529

	Capital Goods — 7.1%
413,275	Allison Transmission Holdings, Inc.	15,501,945
204,475	Jacobs Engineering Group, Inc.	11,121,395
497,500	Sensata Technologies Holding NV(a)	21,253,200

		47,876,540

	Commercial & Professional Services — 0.3%
962,150	Civeo Corp.(a)	2,020,515

	Consumer Durables & Apparel — 1.1%
109,830	Deckers Outdoor Corp.(a)	7,496,996

	Diversified Financials — 18.5%
153,440	Affiliated Managers Group, Inc.	25,449,558
1,374,825	Annaly Capital Management, Inc., REIT	16,566,641
743,900	E*TRADE Financial Corp.(a)	28,290,517
1,141,975	Leucadia National Corp.	29,874,066
360,375	Synchrony Financial	10,746,383
177,475	T. Rowe Price Group, Inc.	13,170,420

		124,097,585

	Energy — 2.2%
561,275	Noble Corp. PLC	2,031,815
2,068,900	Southwestern Energy Co.(a)	12,578,912

		14,610,727

	Health Care Equipment & Services — 11.6%
171,450	HCA Healthcare, Inc.(a)	14,950,440
141,150	Laboratory Corp. of America Holdings(a)	21,756,861
91,475	McKesson Corp.	15,051,297
201,125	Zimmer Biomet Holdings, Inc.	25,824,450

		77,583,048

	Insurance — 14.0%
311,275	Assured Guaranty, Ltd.	12,992,619
77,950	Enstar Group, Ltd.(a)	15,484,767
309,775	Lincoln National Corp.	20,934,595
17,975	Markel Corp.(a)	17,541,083
184,000	Willis Towers Watson PLC	26,764,640

		93,717,704

	Materials — 5.4%
951,100	Axalta Coating Systems, Ltd.(a)	30,473,244
380,500	Rayonier Advanced Materials, Inc.	5,981,460

		36,454,704

	Media — 8.2%
332,725	CBS Corp., Class B	21,221,201
1,313,625	News Corp., Class B	18,587,794
181,075	Omnicom Group, Inc.	15,011,117

		54,820,112

Shares		Fair Value
COMMON STOCKS — (continued)

	Real Estate — 6.8%
658,450	CBRE Group, Inc., Class A(a)	$23,967,580
355,700	Realogy Holdings Corp.	11,542,465
153,375	Ryman Hospitality Properties, Inc., REIT	9,817,534

		45,327,579

	Retailing — 3.4%
1,223,100	Ascena Retail Group, Inc.(a)	2,629,665
641,000	Chico’s FAS, Inc.	6,038,220
191,250	Dollar General Corp.	13,787,213

		22,455,098

	Software & Services — 11.1%
939,660	DHI Group, Inc.(a)	2,678,031
229,200	DST Systems, Inc.	14,141,640
558,850	eBay, Inc.(a)	19,515,042
202,950	Fidelity National Information Services, Inc.	17,331,930
55,300	MicroStrategy, Inc., Class A(a)	10,599,351
516,225	Western Union Co. (The)	9,834,086

		74,100,080

	Technology Hardware & Equipment — 5.9%
702,850	Knowles Corp.(a)	11,892,222
680,425	NCR Corp.(a)	27,788,557

		39,680,779

	Total Common Stocks (Cost $523,391,036)	660,978,996

MONEY MARKET FUND — 1.1%
7,602,895	Federated Treasury Obligations Fund, Institutional Shares, 0.570%(b)	7,602,895

	Total Money Market Fund (Cost $7,602,895)	7,602,895

Total Investments — 99.8% (Cost $530,993,931)		668,581,891
Net Other Assets (Liabilities) — 0.2%		1,446,952

NET ASSETS — 100.0%		$670,028,843

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.5%

	Automobiles & Components — 0.9%
9,584	Cooper-Standard Holding, Inc.(a)	$966,738
6,678	Lear Corp.	948,810

		1,915,548

	Banks — 20.2%
2,275	BancFirst Corp.	219,765
27,481	Berkshire Hills Bancorp, Inc.	965,957
24,312	Camden National Corp.	1,043,228
37,932	Cathay General Bancorp	1,439,519
18,737	Community Trust Bancorp, Inc.	819,744
35,967	Customers Bancorp, Inc.(a)	1,017,147
31,833	Enterprise Financial Services Corp.	1,298,786
27,003	Essent Group, Ltd.(a)	1,002,891
21,910	FCB Financial Holdings, Inc., Class A(a)	1,046,203
21,294	Federal Agricultural Mortgage Corp., Class C	1,377,722
43,156	Fidelity Southern Corp.	986,546
24,131	Financial Institutions, Inc.	719,104
164,346	First BanCorp(a)	951,563
17,975	First Defiance Financial Corp.	946,923
36,980	Flagstar Bancorp, Inc.(a)	1,139,724
30,766	Flushing Financial Corp.	867,294
19,802	Franklin Financial Network, Inc.(a)	816,833
71,755	Fulton Financial Corp.	1,363,345
19,699	Heartland Financial USA, Inc.	927,823
41,993	Hilltop Holdings, Inc.	1,100,636
33,807	HomeStreet,Inc.(a)	935,609
20,077	IBERIABANK Corp.	1,636,275
29,336	MainSource Financial Group, Inc.	983,049
162,864	MGIC Investment Corp.(a)	1,824,077
24,111	Midland States Bancorp, Inc.	808,201
44,605	Nationstar Mortgage Holdings, Inc.(a)	797,983
52,851	Oritani Financial Corp.	901,110
27,506	Peapack Gladstone Financial Corp.	860,663
20,063	Popular, Inc.	836,828
23,024	Provident Financial Services, Inc.	584,349
20,864	QCR Holdings,Inc.	988,954
91,304	Radian Group, Inc.	1,492,820
28,210	S&T Bancorp, Inc.	1,011,611
41,904	TCF Financial Corp.	667,950
23,983	TriCo Bancshares	843,002
102,559	TrustCo Bank Corp.	794,832
51,967	United Financial Bancorp, Inc.	867,329
119,371	Valley National Bancorp	1,409,771
32,275	Walker & Dunlop, Inc.(a)	1,575,988
45,490	Washington Federal, Inc.	1,510,268
22,417	Zions Bancorporation	984,330

		42,365,752

	Capital Goods — 9.3%
11,866	Argan, Inc.	711,960
26,385	Chart Industries, Inc.(a)	916,351
30,333	Continental Building Products, Inc.(a)	706,759
45,703	FreightCar America, Inc.	794,775
23,701	Greenbrier Cos., Inc. (The)	1,096,171
78,579	Harsco Corp.(a)	1,265,122
4,692	Huntington Ingalls Industries, Inc.	873,463
55,170	Meritor, Inc.(a)	916,374
62,858	MRC Global, Inc.(a)	1,038,414
66,462	NOW, Inc.(a)	1,068,709
10,647	Oshkosh Corp.	733,365
13,015	Owens Corning	870,964

Shares		Fair Value
COMMON STOCKS — (continued)

	Capital Goods — (continued)
34,253	Rush Enterprises, Inc., Class A(a)	$1,273,527
12,065	Spirit AeroSystems Holdings, Inc., Class A	699,046
20,318	Terex Corp.	761,925
16,364	Timken Co. (The)	756,835
43,493	Titan Machinery, Inc.(a)	782,004
27,957	Trinity Industries, Inc.	783,635
36,138	Triton International Ltd.	1,208,455
7,657	United Rentals, Inc.(a)	863,020
61,484	Wabash National Corp.	1,351,418

		19,472,292

	Commercial & Professional Services — 1.9%
75,352	ACCO Brands Corp.(a)	877,851
69,801	Casella Waste Systems, Inc., Class A(a)	1,145,434
21,337	CRA International, Inc.	774,960
3,452	McGrath RentCorp.	119,543
39,501	TrueBlue, Inc.(a)	1,046,777

		3,964,565

	Consumer Durables & Apparel — 2.1%
62,448	Beazer Homes USA, Inc.(a)	856,787
18,983	Hooker Furniture Corp.	781,150
46,896	KB Home	1,124,097
26,133	MDC Holdings, Inc.	923,279
29,836	Taylor Morrison Home Corp., Class A(a)	716,362

		4,401,675

	Consumer Services — 3.2%
35,601	Adtalem Global Education, Inc.	1,351,058
767	Boyd Gaming Corp.	19,029
42,950	Extended Stay America, Inc.	831,512
48,130	K12, Inc.(a)	862,490
50,200	Penn National Gaming, Inc.(a)	1,074,280
52,381	Pinnacle Entertainment, Inc.(a)	1,035,049
27,472	Scientific Games Corp., Class A(a)	717,019
13,859	Sotheby’s(a)	743,812

		6,634,249

	Diversified Financials — 11.1%
52,497	AG Mortgage Investment Trust, Inc., REIT	960,695
156,498	Anworth Mortgage Asset Corp., REIT	940,553
57,989	Apollo Commercial Real Estate Finance, Inc., REIT	1,075,696
63,287	Ares Commercial Real Estate Corp., REIT	828,427
34,591	ARMOUR Residential REIT, Inc., REIT	864,775
70,424	Capstead Mortgage Corp., REIT	734,522
45,236	Chimera Investment Corp., REIT	842,747
35,822	Dynex Capital, Inc., REIT	254,336
23,832	Encore Capital Group, Inc.(a)	956,855
58,319	Enova International, Inc.(a)	866,037
41,204	Great Ajax Corp., REIT	576,032
70,589	Invesco Mortgage Capital, Inc., REIT	1,179,542
16,011	Lazard, Ltd., Class A	741,790
102,913	MFA Financial, Inc., REIT	863,440
60,800	MTGE Investment Corp., REIT	1,143,040
40,564	Navient Corp.	675,391
20,958	Nelnet, Inc., Class A	985,236
90,379	New Residential Investment Corp., REIT	1,406,297
79,523	Orchid Island Capital, Inc., REIT	784,097
62,884	PennyMac Mortgage Investment Trust, REIT	1,150,148
74,660	Redwood Trust, Inc., REIT	1,272,206

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Diversified Financials — (continued)
51,632	Santander Consumer USA Holdings, Inc.(a)	$658,824
92,555	Two Harbors Investment Corp., REIT	917,220
7,654	Virtus Investment Partners, Inc.	849,211
19,686	Voya Financial, Inc.	726,217
15,404	World Acceptance Corp.(a)	1,153,914

		23,407,248

	Energy — 4.1%
51,232	CONSOL Energy, Inc.(a)	765,406
39,550	CVR Energy, Inc.	860,608
43,353	Delek U.S. Holdings, Inc.	1,146,253
15,209	Dril-Quip, Inc.(a)	742,199
34,987	Exterran Corp.(a)	934,153
33,723	Natural Gas Services Group, Inc.(a)	838,017
30,640	Oceaneering International, Inc.	699,818
89,378	Rowan Cos. PLC, Class A(a)	915,231
88,780	Transocean, Ltd.(a)	730,659
49,057	Unit Corp.(a)	918,838

		8,551,182

	Food & Staples Retailing — 0.4%
35,743	SpartanNash Co.	927,888

	Food, Beverage & Tobacco — 1.4%
59,247	Dean Foods Co.	1,007,199
31,111	Pilgrim’s Pride Corp.(a)	681,953
10,740	Sanderson Farms, Inc.	1,242,081

		2,931,233

	Health Care Equipment & Services — 4.9%
37,524	AngioDynamics, Inc.(a)	608,264
26,972	Community Health Systems, Inc.(a)	268,641
15,578	Halyard Health, Inc.(a)	611,904
15,317	HealthSouth Corp.	741,343
87,977	Kindred Healthcare, Inc.	1,024,932
11,268	LHC Group, Inc.(a)	764,984
10,550	LifePoint Health, Inc.(a)	708,433
7,744	Masimo Corp.(a)	706,098
20,896	Molina Healthcare, Inc.(a)	1,445,585
66,830	OraSure Technologies, Inc.(a)	1,153,486
53,844	Quality Systems, Inc.(a)	926,655
6,997	WellCare Health Plans, Inc.(a)	1,256,381

		10,216,706

	Insurance — 8.2%
58,428	American Equity Investment Life Holding Co.	1,535,488
9,148	American Financial Group, Inc.	909,037
18,141	Argo Group International Holdings, Ltd.	1,099,345
7,001	Assurant, Inc.	725,934
22,618	Assured Guaranty, Ltd.	944,075
11,398	Axis Capital Holdings, Ltd.	736,995
73,847	CNO Financial Group, Inc.	1,541,925
33,130	Employers Holdings, Inc.	1,401,399
25,883	Fidelity & Guaranty Life	803,667
20,921	First American Financial Corp.	934,959
27,123	HCI Group, Inc.	1,274,239
19,321	Primerica, Inc.	1,463,566
7,202	Reinsurance Group of America, Inc.	924,665
34,165	Selective Insurance Group, Inc.	1,709,958
62,546	State National Cos., Inc.	1,149,595

		17,154,847

Shares		Fair Value
COMMON STOCKS — (continued)

	Materials — 4.5%
64,283	Commercial Metals Co.	$1,249,019
19,745	Domtar Corp.	758,603
35,703	Louisiana-Pacific Corp.(a)	860,799
24,138	Olin Corp.	730,899
31,666	Owens-Illinois, Inc.(a)	757,451
49,973	Rayonier Advanced Materials, Inc.	785,576
26,545	Steel Dynamics, Inc.	950,576
113,736	SunCoke Energy, Inc.(a)	1,239,722
88,668	Tronox, Ltd.,Class A	1,340,660
9,959	U.S. Concrete, Inc.(a)	782,279

		9,455,584

	Media — 0.4%
58,073	Gray Television, Inc.(a)	795,600

	Pharmaceuticals, Biotechnology & Life Sciences — 0.7%
52,000	Cytokinetics, Inc.(a)	629,200
342,847	PDL BioPharma, Inc.	846,832

		1,476,032

	Real Estate — 1.6%
26,310	CoreCivic, Inc., REIT	725,630
27,066	CorEnergy Infrastructure Trust, Inc., REIT	909,147
35,300	Forestar Group, Inc.(a)	605,395
56,564	InfraREIT, Inc., REIT	1,083,201

		3,323,373

	Retailing — 4.5%
32,799	Aaron’s, Inc.	1,275,881
53,253	Big 5 Sporting Goods Corp.	694,952
15,539	Big Lots, Inc.	750,534
7,148	Children’s Place, Inc. (The)	729,811
45,125	Conn’s, Inc.(a)	861,887
17,337	Dillard’s, Inc., Class A	1,000,172
35,050	Haverty Furniture Cos., Inc.	879,755
279,596	Office Depot, Inc.	1,576,921
155,606	Pier 1 Imports, Inc.	807,595
13,741	RH(a)	886,569

		9,464,077

	Semiconductors & Semiconductor Equipment — 3.0%
122,227	Amkor Technology, Inc.(a)	1,194,158
35,164	Diodes, Inc.(a)	844,991
20,536	First Solar, Inc.(a)	818,976
28,521	Nanometrics, Inc.(a)	721,296
48,276	ON Semiconductor Corp.(a)	677,795
60,465	Photronics, Inc.(a)	568,371
30,644	Rudolph Technologies, Inc.(a)	700,215
28,407	Teradyne, Inc.	853,062

		6,378,864

	Technology Hardware & Equipment — 5.7%
55,506	AVX Corp.	906,968
37,789	Benchmark Electronics, Inc.(a)	1,220,585
8,506	InterDigital, Inc.	657,514
33,916	Jabil, Inc.	990,008
16,716	NCR Corp.(a)	682,681
13,779	Plexus Corp.(a)	724,362
12,032	Rogers Corp.(a)	1,306,916
46,968	Sanmina Corp.(a)	1,789,481

Continued

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Technology Hardware & Equipment — (continued)
24,202	ScanSource, Inc.(a)	$975,341
78,917	TTM Technologies, Inc.(a)	1,369,999
81,424	Vishay Intertechnology, Inc.	1,351,638

		11,975,493

	Telecommunication Services — 0.5%
100,420	Iridium Communications, Inc.(a)	1,109,641

	Transportation — 2.6%
17,121	Atlas Air Worldwide Holdings, Inc.(a)	892,860
8,305	Copa Holdings SA, Class A	971,685
26,881	Hawaiian Holdings, Inc.(a)	1,262,063
32,399	JetBlue Airways Corp.(a)	739,669
45,989	SkyWest, Inc.	1,614,214

		5,480,491

	Utilities — 6.3%
35,478	Avista Corp.	1,506,396
27,226	Great Plains Energy, Inc.	797,177
22,483	Hawaiian Electric Industries, Inc.	728,000
19,621	IDACORP, Inc.	1,674,652
25,099	MDU Resources Group, Inc.	657,594
12,745	National Fuel Gas Co.	711,681
15,915	NorthWestern Corp.	971,133
52,874	NRG Yield, Inc., Class A	902,030
55,866	NRG Yield, Inc., Class C	983,242
22,247	OGE Energy Corp.	773,973
12,868	Pinnacle West Capital Corp.	1,095,839
34,783	Portland General Electric Co.	1,589,235
18,120	SJW Group	891,142

		13,282,094

	Total Common Stocks (Cost $169,969,670)	204,684,434

EXCHANGE TRADED FUND — 0.5%
8,820	iShares Russell 2000 Value ETF	1,048,433

	Total Exchange Traded Fund (Cost $1,033,281)	1,048,433

Shares		Fair Value
MONEY MARKET FUND — 1.7%
3,586,116	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(b)	$3,586,116

	Total Money Market Fund (Cost $3,586,116)	3,586,116

Total Investments — 99.7% (Cost $174,589,067)		209,318,983
Net Other Assets (Liabilities) — 0.3%		545,474

NET ASSETS — 100.0%		$209,864,457

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Special Opportunities Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 92.6%

	Automobiles & Components — 6.4%
537,500	Delphi Automotive PLC	$47,111,875
2,394,000	Ford Motor Co.	26,788,860

		73,900,735

	Commercial & Professional Services — 7.2%
961,000	Nielsen Holdings PLC	37,152,260
542,500	Verisk Analytics, Inc.(a)	45,770,725

		82,922,985

	Consumer Durables & Apparel — 4.9%
584,000	Lennar Corp., Class A	31,138,880
471,002	Newell Brands, Inc.	25,255,128

		56,394,008

	Consumer Services — 3.6%
762,400	Norwegian Cruise Line Holdings, Ltd.(a)(b)	41,390,696

	Diversified Financials — 3.2%
441,000	Capital One Financial Corp.	36,435,420

	Health Care Equipment & Services — 15.6%
336,000	Cerner Corp.(a)	22,333,920
621,000	HCA Healthcare, Inc.(a)	54,151,200
587,000	MEDNAX, Inc.(a)	35,437,190
209,500	UnitedHealth Group, Inc.	38,845,490
224,000	Zimmer Biomet Holdings, Inc.	28,761,600

		179,529,400

	Media — 14.2%
632,000	CBS Corp., Class B	40,308,960
1,358,000	Comcast Corp., Class A	52,853,360
1,305,415	Discovery Communications, Inc., Class C(a)	32,909,512
1,060,000	Live Nation Entertainment, Inc.(a)(b)	36,941,000

		163,012,832

	Pharmaceuticals, Biotechnology & Life Sciences — 8.8%
541,000	Bristol-Myers Squibb Co.	30,144,520
644,000	Gilead Sciences, Inc.	45,582,320
978,855	Myriad Genetics, Inc.(a)	25,293,613

		101,020,453

	Real Estate — 5.5%
667,000	CBRE Group, Inc., Class A(a)	24,278,800

Shares		Fair Value
COMMON STOCKS — (continued)

	Real Estate — (continued)
605,000	Ryman Hospitality Properties, Inc., REIT	$38,726,050

		63,004,850

	Software & Services — 19.3%
621,000	Activision Blizzard, Inc.	35,750,970
740,000	Akamai Technologies, Inc.(a)	36,859,400
32,000	Alliance Data Systems Corp.	8,214,080
59,500	Alphabet, Inc., Class C(a)	54,069,435
246,000	Check Point Software Technologies, Ltd.(a)	26,833,680
283,000	Intuit, Inc.	37,585,230
234,200	Red Hat, Inc.(a)	22,424,650

		221,737,445

	Technology Hardware & Equipment — 3.9%
1,438,000	Cisco Systems, Inc.	45,009,400

	Total Common Stocks (Cost $741,066,399)	1,064,358,224

MONEY MARKET FUND — 7.5%
86,304,720	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(c)	86,304,720

	Total Money Market Fund (Cost $86,304,720)	86,304,720

Total Investments — 100.1% (Cost $827,371,119)		1,150,662,944
Net Other Assets (Liabilities) — (0.1)%		(645,382)

NET ASSETS — 100.0%		$1,150,017,562

(a)	Represents non-income producing security.
(b)	All or a portion of security was held as collateral for written call options.
(c)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Equity Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.0%

	Automobiles & Components — 3.2%
1,421,000	General Motors Co.	$49,635,530

	Banks — 3.8%
1,066,000	Wells Fargo & Co.	59,067,060

	Capital Goods — 3.8%
448,000	Honeywell International, Inc.	59,713,920

	Commercial & Professional Services — 3.7%
261,125	KAR Auction Services, Inc.	10,959,416
953,775	Robert Half International, Inc.	45,714,436

		56,673,852

	Consumer Durables & Apparel — 2.0%
1,252,000	PulteGroup, Inc.	30,711,560

	Diversified Financials — 8.1%
1,062,000	Discover Financial Services	66,045,780
1,206,000	Invesco, Ltd.	42,439,140
248,000	Nasdaq, Inc.	17,729,520

		126,214,440

	Energy — 6.6%
1,760,040	Enbridge, Inc.	70,067,192
539,700	Occidental Petroleum Corp.	32,311,839

		102,379,031

	Food & Staples Retailing — 2.4%
320,000	CVS Health Corp.	25,747,200
517,295	Kroger Co. (The)	12,063,320

		37,810,520

	Food, Beverage & Tobacco — 4.0%
540,900	PepsiCo, Inc.	62,468,541

	Health Care Equipment & Services — 8.2%
1,542,000	Abbott Laboratories	74,956,620
275,000	Anthem, Inc.	51,735,750

		126,692,370

	Materials — 1.6%
269,300	Scotts Miracle-Gro Co. (The)	24,091,578

	Media — 6.4%
681,000	Omnicom Group, Inc.	56,454,900
426,000	Time Warner, Inc.	42,774,660

		99,229,560

	Pharmaceuticals, Biotechnology & Life Sciences — 17.7%
890,000	AbbVie, Inc.	64,533,900
459,000	Johnson & Johnson	60,721,110

Shares		Fair Value
COMMON STOCKS — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — (continued)
914,000	Merck & Co., Inc.	$58,578,260
630,000	Novartis AG, ADR	52,586,100
1,116,000	Pfizer, Inc.	37,486,440

		273,905,810

	Real Estate — 1.4%
219,000	Crown Castle International Corp.	21,939,420

	Semiconductors & Semiconductor Equipment — 7.9%
1,312,927	Maxim Integrated Products, Inc.(a)	58,950,422
1,146,000	QUALCOMM, Inc.	63,282,120

		122,232,542

	Software & Services — 8.5%
575,000	Accenture PLC, Class A	71,116,000
883,000	Microsoft Corp.	60,865,190

		131,981,190

	Telecommunication Services — 3.8%
1,309,000	Verizon Communications, Inc.	58,459,940

	Transportation — 3.9%
541,000	United Parcel Service, Inc., Class B	59,829,190

	Total Common Stocks (Cost $1,075,209,994)	1,503,036,054

MONEY MARKET FUND — 3.1%
47,979,633	Federated Treasury Obligations Fund,
	Institutional Shares, 0.830%(b)	47,979,633

	Total Money Market Fund (Cost $47,979,633)	47,979,633

Total Investments — 100.1% (Cost $1,123,189,627)		1,551,015,687
Net Other Assets (Liabilities) — (0.1)%		(1,165,834)

NET ASSETS — 100.0%		$1,549,849,853

(a)	All or a portion of security was held as collateral for written call options.
(b)	Represents the current yield as of report date.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 80.7%

	Banks — 1.9%
4,700	Citigroup, Inc.(a)	$314,336
25,113	NMI Holdings, Inc., Class A(b)	287,544

		601,880

	Consumer Durables & Apparel — 0.4%
1,858	Lululemon Athletica, Inc.(b)	110,867

	Consumer Services — 7.7%
18,600	BBX Capital Corp.	122,388
3,101	Boyd Gaming Corp.(a)	76,936
14,383	Eldorado Resorts, Inc.(a)(b)	287,660
27,616	Extended Stay America, Inc.(a)	534,646
4,134	International Game Technology PLC	75,652
10,626	La Quinta Holdings, Inc., Class L(b)	156,946
15,719	Melco Resorts & Entertainment Ltd., ADR, ADR(a)	352,891
5,207	Norwegian Cruise Line Holdings, Ltd.(a)(b)	282,688
16,919	Penn National Gaming, Inc.(a)(b)	362,066
10,963	SeaWorld Entertainment, Inc.	178,368

		2,430,241

	Diversified Financials — 9.2%
15,700	Ally Financial, Inc.(a)	328,130
2,000	Ameriprise Financial, Inc.(a)	254,580
17,000	Ares Management LP	306,000
9,000	Blackstone Group LP (The)	300,150
17,200	Carlyle Group LP (The)(a)	339,700
3,700	Invesco, Ltd.	130,203
17,000	KKR & Co. LP(a)	316,200
3,000	Morgan Stanley(a)	133,680
7,400	OneMain Holdings, Inc.(b)	181,966
2,100	Raymond James Financial, Inc.	168,462
19,700	SLM Corp.(a)(b)	226,550
6,400	Voya Financial, Inc.(a)	236,096

		2,921,717

	Energy — 13.5%
4,400	Anadarko Petroleum Corp.	199,496
2,400	Antero Resources Corp.(b)	51,864
4,000	ARC Resources, Ltd.	52,601
8,093	Black Stone Minerals LP(a)	127,546
3,500	Cabot Oil & Gas Corp.	87,780
3,500	Cenovus Energy, Inc.	25,795
1,000	Cheniere Energy, Inc.(b)	48,710
1,500	Cimarex Energy Co.(a)	141,015
1,000	Concho Resources, Inc.(b)	121,530
3,000	Continental Resources, Inc.(b)	96,990
3,000	Devon Energy Corp.(a)	95,910
28,512	Dorchester Minerals LP(a)	411,998
4,890	Enduro Royalty Trust	15,893
3,650	EOG Resources, Inc.(a)	330,398
3,200	Hess Corp.	140,384
4,000	Kimbell Royalty Partners L.P	67,320
3,800	MPLX LP	126,920
4,800	Newfield Exploration Co.(b)	136,608
6,800	Noble Energy, Inc.	192,440
800	Occidental Petroleum Corp.	47,896
1,700	Parsley Energy, Inc., Class A(b)	47,175
21,600	Permian Basin Royalty Trust	187,920
2,200	Pioneer Natural Resources Co.	351,076
4,500	QEP Resources, Inc.(b)	45,450
1,800	Range Resources Corp.	41,706

Shares		Fair Value
COMMON STOCKS — (continued)
	Energy — (continued)
2,000	Royal Dutch Shell PLC, Class B	$108,860
1,300	RSP Permian, Inc.(b)	41,951
5,565	Sabine Royalty Trust(a)	215,644
3,400	San Juan Basin Royalty Trust	23,154
3,835	Shell Midstream Partners LP	116,201
4,000	SRC Energy, Inc.(b)	26,920
15,000	USA Compression Partners L.P.	245,400
4,400	Vermilion Energy, Inc.	139,612
2,783	Western Gas Equity Partners LP	119,725
9,000	Whiting Petroleum Corp.(b)	49,590
4,314	Whiting USA Trust II	4,486

		4,283,964

	Food, Beverage & Tobacco — 2.8%
5,346	Hain Celestial Group, Inc. (The)(b)(c)	207,532
2,351	Philip Morris International, Inc.(a)	276,125
6,655	Tyson Foods, Inc., Class A, Class A(a)(c)	416,803

		900,460

	Health Care Equipment & Services — 7.7%
1,400	Acadia Healthcare Co., Inc.(b)	69,132
2,285	Anthem, Inc.(a)	429,877
150	Centene Corp.(b)	11,982
12,097	Community Health Systems, Inc.(b)	120,486
2,000	Envision Healthcare Corp.(a)(b)	125,340
449	HCA Healthcare, Inc.(b)	39,153
809	Humana, Inc.	194,661
10,000	K2M Group Holdings, Inc.(a)(b)	243,600
2,474	LHC Group, Inc.(a)(b)	167,960
400	Molina Healthcare, Inc.(b)	27,672
1,193	Nevro Corp.(b)	88,795
1,870	NuVasive, Inc.(a)(b)	143,840
26,918	Quorum Health Corp.(b)	111,710
14,341	Streamline Health Solutions, Inc.(b)	15,345
5,300	Tenet Healthcare Corp.(a)(b)(c)	102,502
2,032	UnitedHealth Group, Inc.(a)	376,773
6,451	Wright Medical Group NV(a)(b)	177,338

		2,446,166

	Insurance — 2.5%
31,200	Ambac Financial Group, Inc.(a)(b)	541,320
16,290	Kingstone Cos., Inc.	249,237

		790,557

	Materials — 0.1%
1,371	Mesabi Trust	18,714

	Media — 2.1%
67,660	Global Eagle Entertainment, Inc.(a)(b)	240,869
2,576	Liberty Media Corp.-Liberty SiriusXM - Class C(b)	107,419
15,340	World Wrestling Entertainment, Inc., Class A(a)	312,476

		660,764

	Pharmaceuticals, Biotechnology & Life Sciences — 9.5%
4,690	AbbVie, Inc.(a)	340,072
40,000	Amarin Corp. PLC, ADR(a)(b)	161,200
525	Biogen, Inc.(b)	142,464
2,207	CareDx, Inc.(b)	2,450
9,036	Collegium Pharmaceutical, Inc.(a)(b)	113,040

Continued

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Pharmaceuticals, Biotechnology & Life Sciences — (continued)
3,704	Gilead Sciences, Inc.(a)	$262,169
1,548	GW Pharmaceuticals PLC, ADR, ADR(a)(b)	155,187
4,780	Insmed, Inc.(b)	82,025
4,000	Mallinckrodt PLC(b)	179,240
716	Mettler-Toledo International, Inc.(b)	421,395
41,656	Minerva Neurosciences, Inc.(a)(b)	368,655
2,110	Neurocrine Biosciences, Inc.(b)	97,060
5,963	Pfizer, Inc.(a)	200,297
1,300	Sage Therapeutics, Inc.(a)(b)	103,532
803	Shire PLC, ADR	132,712
800	Spark Therapeutics, Inc.(b)	47,792
500	TESARO, Inc.(a)(b)	69,930
1,073	Vertex Pharmaceuticals, Inc.(b)	138,277

		3,017,497

	Real Estate — 1.5%
21,800	Colony NorthStar, Inc., Class A, REIT, Class A(a)	307,162
7,770	RLJ Lodging Trust, REIT	154,390

		461,552

	Retailing — 1.0%
109	Amazon.com, Inc.(b)	105,512
3,139	Camping World Holdings, Inc., Class A, Class A	96,838
3,218	Gap, Inc. (The)	70,764
1,069	L Brands, Inc	57,608

		330,722

	Software & Services — 9.2%
1,713	Activision Blizzard, Inc.	98,617
27,048	Autobytel, Inc.(a)(b)	341,075
89,504	Bazaarvoice, Inc.(a)(b)	443,045
799	Facebook, Inc., Class A, Class A(a)(b)	120,633
49,938	Guidance Software, Inc.(a)(b)	330,090
172,682	iPass, Inc.(b)	227,940
29,300	LivePerson, Inc.(b)	322,300
54,398	Numerex Corp., Class A, Class A(a)(b)	268,182
10,171	Rosetta Stone, Inc.(b)	109,643
15,401	Silver Spring Networks, Inc.(a)(b)	173,723
72,883	YuMe, Inc.	342,550
35,576	Zynga, Inc., Class A(a)(b)	129,497

		2,907,295

	Technology Hardware & Equipment — 8.5%
315,784	ID Systems, Inc.(a)(b)	1,935,756
21,064	Identiv, Inc.(b)	110,586
47,600	Iteris, Inc.(b)	296,072
3,500	NETGEAR, Inc.(b)	150,850
33,911	ShoreTel,Inc.(b)	196,684

		2,689,948

	Telecommunication Services — 2.7%
61,249	magicJack VocalTec, Ltd.(b)	440,993
41,509	Ooma, Inc.(a)(b)	332,072
10,000	Vonage Holdings Corp.(b)	65,400

		838,465

Shares		Fair Value
COMMON STOCKS — (continued)

	Transportation — 0.4%
6,178	JetBlue Airways Corp.(a)(b)	$141,044

	Total Common Stocks (Cost $23,973,447)	25,551,853

PREFERRED STOCKS — 1.3%
	Banks — 1.3%
82,983	Fannie Mae, Series R, 7.625%(a)	406,617

	Total Preferred Stocks (Cost $348,039)	406,617

Contracts
CALL OPTIONS PURCHASED — 0.2%
	Food, Beverage & Tobacco — 0.0%
10	Hain Celestial Group, Inc. (The), Expires 07/21/17, Strike Price $35	4,100
18	Tyson Foods, Inc., Class A, Expires 08/18/17, Strike Price $65	2,700

		6,800

	Health Care Equipment & Services — 0.1%
191	Tenet Healthcare Corp., Expires 11/17/17, Strike Price $22	26,740

	Materials — 0.0%
45	Dominion Diamond Corp., Expires 07/21/17, Strike Price $13	1,350

	Pharmaceuticals, Biotechnology & Life Sciences —0.0%
6	GW Pharmaceuticals PLC., ADR, Expires 08/18/17, Strike Price $120	420

	Software & Services — 0.1%
30	Twilio Inc., Series A, Expires 01/18/19, Strike Price $30.	18,000
250	Twilio Inc., Series A, Expires 01/18/19, Strike Price $60.	20,750

		38,750

	Total Call Options Purchased (Cost $76,188)	74,060

Continued

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Shares		Fair Value
WARRANTS — 3.0%
	Banks — 2.1%
4,900	SunTrust Banks, Inc., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $44.15)	$68,306
2,625	Wells Fargo & Co., (Issued/exercisable 10/28/08, 1 Share for 1 Warrant, Expires 10/28/18, Strike Price $33.84)	58,275
42,200	Zions Bancorporation, (Issued/exercisable 05/20/10, 1 Share for 1 Warrant, Expires 05/22/20, Strike Price $35.76)(a)	533,830

		660,411

	Diversified Financials — 0.7%
5,100	Capital One Financial Corp., (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $42.02)(a)	211,599

	Insurance — 0.2%
3,750	American International Group, Inc., (Issued/exercisable 01/19/11, 1 Share for 1 Warrant, Expires 01/19/21, Strike Price $44.55)	79,050

	Total Warrants (Cost $506,808)	951,060

Total Long-Term Investments — 85.2% (Cost $24,904,482)		26,983,590

MONEY MARKET FUND — 12.7%
4,000,500	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(d)	4,000,500

	Total Money Market Fund (Cost $4,000,500)	4,000,500

Total Investments Before Investments Sold Short — 97.9% (Cost $28,904,982)		30,984,090

Shares	Fair Value
INVESTMENTS SOLD SHORT — (42.5)%
	Automobiles & Components — (1.7)%
(845)	BorgWarner, Inc.	$(35,794)
(12,584)	Gentex Corp.	(238,718)
(1,572)	Harley-Davidson, Inc.	(84,919)
(915)	LCI Industries	(93,696)
(2,319)	Winnebago Industries, Inc.	(81,165)

		(534,292)

	Banks — (4.2)%
(1,000)	Commerce Bancshares, Inc.	(56,830)
(1,000)	Community Bank System, Inc.	(55,770)
(2,800)	CVB Financial Corp.	(62,804)
(600)	First Republic Bank/CA	(60,060)
(3,100)	Fulton Financial Corp.	(58,900)
(1,400)	NBT Bancorp, Inc., Class B	(51,730)
(5,400)	Old National Bancorp	(93,150)
(3,300)	Oritani Financial Corp.	(56,265)
(2,300)	People’s United Financial, Inc.	(40,618)
(2,000)	Provident Financial Services, Inc.	(50,760)
(6,900)	TrustCo Bank Corp. NY	(53,475)
(3,200)	United Financial Bancorp, Inc.	(53,408)
(1,800)	Washington Federal, Inc.	(59,760)
(2,000)	Webster Financial Corp.	(104,440)
(10,700)	Zions Bancorporation	(469,837)

		(1,327,807)

	Capital Goods — (0.9)%
(1,786)	Patrick Industries, Inc.(b)	(130,110)
(1,050)	Snap-on, Inc.	(165,900)

		(296,010)

	Consumer Durables & Apparel — (2.6)%
(2,000)	Garmin, Ltd.	(102,060)
(10,000)	GoPro, Inc., Class A(b)	(81,300)
(996)	La-Z-Boy, Inc.	(32,370)
(4,158)	Polaris Industries, Inc.	(383,492)
(3,647)	VF Corp.	(210,067)

		(809,289)

	Consumer Services — (2.4)%
(12,901)	Bloomin’ Brands, Inc.	(273,888)
(415)	Domino’s Pizza, Inc.	(87,785)
(1,715)	Dunkin’ Brands Group, Inc.	(94,531)
(1,006)	Hilton Worldwide Holdings, Inc.	(62,221)
(2,317)	Las Vegas Sands Corp.	(148,033)
(4,400)	Red Rock Resorts, Inc., Class A	(103,620)

		(770,078)

	Diversified Financials — (1.1)%
(1,100)	Financial Engines, Inc.	(40,260)
(1,600)	Franklin Resources, Inc.	(71,664)
(16,200)	LendingClub Corp.(b)	(89,262)
(1,250)	Morningstar, Inc.	(97,925)
(2,100)	Virtu Financial, Inc., Class A, Class A	(37,065)

		(336,176)

	Energy — (1.7)%
(4,000)	Exxon Mobil Corp.	(322,920)
(25,000)	Hugoton Royalty Trust	(45,000)
(9,000)	Unit Corp.(b)	(168,570)

		(536,490)

Continued

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)
	Exchange Traded Funds — (10.7)%
(3,731)	Consumer Staples Select Sector Standard and Poors Fund	$(204,981)
(4,800)	Direxion Daily Financial Bear 3X Shares(b)	(81,264)
(3,696)	Direxion Daily Financial Bull 3X Shares(b)	(182,545)
(2,500)	Energy Select Sector SPDR Fund	(162,300)
(1,300)	iShares NASDAQ Biotechnology ETF	(403,104)
(6,801)	iShares Russell 2000 ETF	(958,397)
(802)	iShares U.S. Home Construction ETF	(27,220)
(4,500)	SPDR S&P Biotech ETF	(347,310)
(5,000)	SPDR S&P Oil & Gas Exploration & Production ETF	(159,600)
(12,965)	Standard and Poors S&P Regional Banking ETF	(712,427)
(5,000)	VanEck Vectors Oil Services ETF	(123,950)
(925)	VelocityShares Daily 2x VIX Short Term ETN(b)	(19,536)

		(3,382,634)

	Food & Staples Retailing — (0.6)%
(209)	Costco Wholesale Corp.	(33,425)
(2,063)	CVS Health Corp.	(165,989)

		(199,414)

	Food, Beverage & Tobacco — (1.1)%
(9,861)	Dean Foods Co.	(167,637)
(4,452)	Flowers Foods, Inc.	(77,064)
(1,433)	Kellogg Co.	(99,536)

		(344,237)

	Health Care Equipment & Services — (4.9)%
(1,500)	Abaxis, Inc.	(79,530)
(6,300)	Allscripts Healthcare Solutions, Inc.(b)	(80,388)
(1,335)	athenahealth, Inc.(b)	(187,634)
(2,089)	Cerner Corp.(b)	(138,856)
(1,171)	DaVita, Inc.(b)	(75,834)
(716)	Edwards Lifesciences Corp.(b)	(84,660)
(4,934)	Glaukos Corp.(b)	(204,613)
(149)	Intuitive Surgical, Inc.(b)	(139,370)
(1,790)	LifePoint Health, Inc.(b)	(120,199)
(1,000)	MEDNAX, Inc.(b)	(60,370)
(1,842)	Penumbra, Inc.(b)	(161,637)
(5,500)	Quality Systems, Inc.(b)	(94,655)
(974)	Stryker Corp.	(135,172)

		(1,562,918)

	Materials — (0.3)%
(759)	International Flavors & Fragrances, Inc.	(102,465)

	Media — (0.3)%
(20,158)	Sirius XM Holdings, Inc.	(110,264)

	Pharmaceuticals, Biotechnology & Life Sciences — (4.2)%
(200)	Allergan PLC	(48,618)
(1,790)	Alnylam Pharmaceuticals, Inc.(b)	(142,770)
(3,578)	AstraZeneca PLC, ADR	(121,974)
(2,978)	Cara Therapeutics, Inc.(b)	(45,831)
(835)	Clovis Oncology, Inc.(b)	(78,181)
(1,571)	Exelixis, Inc.(b)	(38,694)
(1,552)	Incyte Corp.(b)	(195,412)
(3,726)	Ionis Pharmaceuticals, Inc.(b)	(189,542)
(1,000)	Luminex Corp.	(21,120)
(3,286)	MediciNova, Inc.(b)	(17,284)

Shares		Fair Value
INVESTMENTS SOLD SHORT — (continued)
	Pharmaceuticals, Biotechnology & Life Sciences — (continued)
(4,786)	Myriad Genetics, Inc.(b)	$(123,670)
(675)	Perrigo Co., PLC	(50,976)
(3,000)	Roche Holding AG, ADR	(95,400)
(8,662)	Valeant Pharmaceuticals International, Inc.(b)	(149,854)

		(1,319,326)

	Real Estate — (0.5)%
(2,400)	Iron Mountain, Inc., REIT	(82,464)
(3,466)	Summit Hotel Properties, Inc., REIT	(64,641)

		(147,105)

	Retailing — (1.2)%
(791)	Burlington Stores, Inc.(b)	(72,764)
(154)	Children’s Place, Inc. (The)	(15,723)
(293)	Netflix, Inc.(b)	(43,777)
(1,565)	Ross Stores, Inc.	(90,347)
(1,776)	Shutterfly, Inc.(b)	(84,360)
(806)	TJX Cos., Inc. (The)	(58,169)
(156)	Wayfair, Inc.(b)	(11,993)

		(377,133)

	Software & Services — (2.8)%
(1,000)	Autodesk, Inc.(b)	(100,820)
(2,000)	International Business Machines Corp.	(307,660)
(15,000)	MoneyGram International, Inc.(b)	(258,750)
(2,401)	Nuance Communications, Inc.(b)	(41,801)
(1,830)	PROS Holdings, Inc.(b)	(50,124)
(1,000)	Tableau Software, Inc., Class A, Class A(b)	(61,270)
(3,700)	Western Union Co. (The)	(70,485)

		(890,910)

	Technology Hardware & Equipment — (0.7)%
(2,000)	ARRIS International PLC(b)	(56,040)
(10,000)	Radware, Ltd.(b)	(175,400)

		(231,440)

	Telecommunication Services — (0.4)%
(10,000)	ORBCOMM, Inc.(b)	(113,000)

	Transportation — (0.2)%
(1,171)	Spirit Airlines, Inc.(b)	(60,482)

Total Investments Sold Short — (42.5)% (Cost $(13,975,499))		(13,451,470)

Total Investments — 55.4% (Cost $14,929,483)		17,532,620
Net Other Assets (Liabilities) — 44.6%		14,133,912

NET ASSETS — 100.0%		$31,666,532

Continued

Sterling Capital Long/Short Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

(a)	Represents that all or a portion of the security was pledged as collateral in connection with short sales.
(b)	Represents non-income producing security.
(c)	All or a portion of security was held as collateral for written call options.
(d)	Represents the current yield as of report date.

ADR — American Depositary Receipt

ETF — Exchange Traded Funds

ETN — Exchange Traded Notes

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.6%

	Australia — 4.4%
75,875	Bank of Queensland, Ltd.	$667,734
71,350	Bendigo & Adelaide Bank, Ltd.	607,621
6,150	Commonwealth Bank of Australia	391,433
12,475	Macquarie Group, Ltd.	848,561
181,625	Qantas Airways, Ltd.	798,493

		3,313,842

	Austria — 1.0%
15,075	OMV AG	782,297

	Belgium — 0.7%
7,050	KBC Group NV	534,745

	China — 0.9%
801,400	Yangzijiang Shipbuilding Holdings, Ltd.	692,694

	Finland — 0.8%
15,850	Neste Oyj	624,376

	France — 12.7%
7,775	Arkema SA	829,680
2,475	Atos SE	347,417
33,275	AXA SA	910,223
16,500	BNP Paribas SA	1,188,398
26,675	CNP Assurances	598,827
50,175	Credit Agricole SA	807,176
48,275	Engie SA	728,641
113,950	Natixis SA	764,881
19,350	Peugeot SA	385,988
8,575	Renault SA	776,171
12,075	Sanofi	1,155,175
19,300	Societe Generale SA	1,038,471
2,275	Valeo SA	153,279

		9,684,327

	Germany — 6.5%
6,000	Allianz SE	1,181,442
10,175	Bayer AG	1,315,542
10,725	Covestro AG(b)	774,296
38,125	Deutsche Lufthansa AG	867,625
6,675	Henkel AG & Co. KGaA	807,367

		4,946,272

	Hong Kong — 5.2%
100,600	Cheung Kong Property Holdings, Ltd.	787,926
393,925	NWS Holdings, Ltd.	774,989
843,125	WH Group, Ltd.(b)	850,960
91,950	Wharf Holdings, Ltd. (The)	761,986
98,425	Wheelock & Co., Ltd.	742,526

		3,918,387

	Ireland — 0.3%
4,325	AerCap Holdings NV(a)	200,810

	Israel — 1.5%
5,300	Taro Pharmaceutical Industries, Ltd.(a)	593,918
16,375	Teva Pharmaceutical Industries, Ltd.	541,710

		1,135,628

	Italy — 3.1%
179,425	Enel SPA	961,945
798,875	Telecom Italia SpA/Milano(a)	737,249
286,900	UnipolSai Assicurazioni SPA	626,203

		2,325,397

Shares		Fair Value
COMMON STOCKS — (continued)
	Japan — 23.4%
29,000	Alfresa Holdings Corp.	$558,729
21,700	Asahi Group Holdings, Ltd.	815,715
33,900	Brother Industries, Ltd.	781,531
152,000	Hitachi, Ltd.	931,663
21,800	Idemitsu Kosan Co., Ltd.	618,288
56,300	ITOCHU Corp.	835,427
164,500	JXTG Holdings, Inc.	717,672
93,000	Kajima Corp.	783,854
36,900	Kirin Holdings Co., Ltd.	750,959
82,200	Mitsubishi Chemical Holdings Corp.	679,744
37,300	Mitsubishi Corp.	781,318
35,800	Mitsubishi Gas Chemical Co., Inc.	755,946
10,800	Mixi, Inc.	600,133
37,900	Nexon Co., Ltd.(a)	748,060
19,100	Nippon Telegraph & Telephone Corp.	901,720
59,700	Obayashi Corp.	701,166
71,000	Shimizu Corp.	751,820
73,600	Showa Shell Sekiyu KK	681,851
59,400	Sumitomo Corp.	772,108
11,900	Suzuki Motor Corp.	563,921
76,000	Taisei Corp.	693,274
12,800	Teijin, Ltd.	245,928
23,100	Toyota Tsusho Corp.	691,100
46,900	Yokogawa Electric Corp.	750,984
34,800	Yokohama Rubber Co., Ltd. (The)	697,702

		17,810,613

	Netherlands — 3.3%
146,700	Aegon NV	749,133
61,675	ING Groep NV	1,063,678
20,100	NN Group NV	714,430

		2,527,241

	Norway — 0.9%
40,875	Marine Harvest ASA	699,630

	Portugal — 0.9%
214,875	EDP - Energias de Portugal SA	702,637

	Singapore — 1.4%
436,800	Genting Singapore PLC	344,237
22,800	Jardine Cycle & Carriage, Ltd.	734,469

		1,078,706

	South Africa — 0.4%
43,725	Investec PLC	326,608

	Spain — 5.3%
120,125	Banco Bilbao Vizcaya Argentaria SA	996,766
183,425	CaixaBank SA	875,707
83,825	Distribuidora Internacional de Alimentacion SA	521,884
46,500	Mapfre SA	162,411
38,975	Repsol SA	596,506
86,400	Telefonica SA	891,888

		4,045,162

	Sweden — 1.5%
70,625	Nordea Bank AB	898,667
9,925	Swedbank AB, Class A	241,861

		1,140,528

Continued

Sterling Capital Behavioral International Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)

	Switzerland — 7.7%
10,425	Adecco Group AG	$792,557
14,550	Aryzta AG	478,425
61,375	Credit Suisse Group AG	887,118
266,250	Glencore PLC	995,949
6,500	Roche Holding AG	1,655,334
62,150	UBS Group AG	1,052,577

		5,861,960

	United Kingdom — 15.7%
53,475	Anglo American PLC(a)	713,204
116,100	Barratt Developments PLC	852,098
17,050	Berkeley Group Holdings PLC	716,616
70,050	Fiat Chrysler Automobiles NV(a)	738,472
160,800	GKN PLC	682,758
39,550	GlaxoSmithKline PLC	842,481
20,550	Imperial Brands PLC	923,008
69,150	Inmarsat PLC	693,049
112,750	Meggitt PLC	700,337
27,650	Persimmon PLC	807,410
56,575	Petrofac, Ltd.	325,694
24,375	Rio Tinto PLC	1,029,250
11,975	Rio Tinto, Ltd.	582,335
116,700	Royal Mail PLC	640,210
301,400	Taylor Wimpey PLC	691,691
2,675	Unilever PLC	144,763
39,450	WPP PLC	829,304

		11,912,680

	Total Common Stocks (Cost $68,650,085)	74,264,540

PREFERRED STOCKS — 1.0%
	Germany — 1.0%
3,875	Henkel AG &Co. KGaA	533,314
14,350	Schaeffler AG	205,529

	Total Preferred Stocks (Cost $685,683)	738,843

RIGHTS — 0.0%
	Spain — 0.0%
10,275	Repsol SA	4,694

	Total Rights (Cost $4,900)	4,694

Shares		Fair Value
MONEY MARKET FUND — 0.7%
	United States — 0.7%
583,212	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(c)	$583,212

	Total Money Market Fund (Cost $583,212)	583,212

Total Investments — 99.3% (Cost $69,923,880)		75,591,289
Net Other Assets (Liabilities) — 0.7%		504,651

NET ASSETS — 100.0%		$76,095,940

(a)	Represents non-income producing security.
(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The InvestmentAdvisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents the current yield as of report date.

Industry	Percentage of net assets
Automobiles & Components	5.5%
Banks	13.3%
Capital Goods	11.0%
Commercial & Professional Services	1.0%
Consumer Durables & Apparel	4.0%
Consumer Services	0.5%
Diversified Financials	4.1%
Energy	5.7%
Food & Staples Retailing	0.7%
Food, Beverage & Tobacco	6.0%
Health Care Equipment & Services	0.7%
Household & Personal Products	2.0%
Insurance	6.5%
Materials	8.7%
Media	1.1%
Money Market Fund	0.7%
Pharmaceuticals, Biotechnology & Life Sciences	8.0%
Real Estate	3.0%
Retailing	1.0%
Software & Services	2.2%
Technology Hardware & Equipment	3.2%
Telecommunication Services	4.2%
Transportation	3.0%
Utilities	3.2%

99.3%

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital SMID Opportunities Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 94.2%
	Automobiles & Components — 3.2%
15,900	Gentex Corp.	$301,623

	Banks — 2.0%
3,719	Webster Financial Corp.	194,206

	Commercial & Professional Services — 2.1%
3,150	Waste Connections, Inc.	202,923

	Consumer Durables & Apparel — 7.6%
7,200	Newell Brands, Inc.	386,064
13,800	PulteGroup, Inc.	338,514

		724,578

	Consumer Services — 10.5%
8,700	Aramark	356,526
5,100	Norwegian Cruise Line Holdings, Ltd.(a)	276,879
9,270	ServiceMaster Global Holdings, Inc.(a)	363,291

		996,696

	Energy — 2.7%
9,000	Newfield Exploration Co.(a)	256,140

	Food, Beverage & Tobacco — 3.9%
3,150	Ingredion, Inc.	375,512

	Health Care Equipment & Services — 19.3%
3,700	AmerisourceBergen Corp.	349,761
4,900	Centene Corp.(a)	391,412
6,031	MEDNAX, Inc.(a)	364,091
3,000	Universal Health Services, Inc., Class B	366,240
4,000	VCA, Inc.(a)	369,240

		1,840,744

	Materials — 7.3%
10,000	Ball Corp.	422,100
3,100	Scotts Miracle-Gro Co. (The)	277,326

		699,426

	Pharmaceuticals, Biotechnology & Life Sciences — 3.6%
5,800	INC Research Holdings, Inc., Class A(a)	339,300

	Real Estate — 6.6%
25,300	Colony NorthStar, Inc., Class A, REIT	356,478
4,200	FirstService Corp.	268,716

		625,194

Shares		Fair Value
COMMON STOCKS — (continued)

	Retailing — 3.0%
4,500	CarMax, Inc.(a)	$283,770

	Software & Services — 16.5%
2,700	Akamai Technologies, Inc.(a)	134,487
5,000	Amdocs, Ltd.	322,300
4,870	Blackhawk Network Holdings, Inc.(a)	212,332
2,100	Fiserv, Inc.(a)	256,914
9,900	Genpact, Ltd.	275,517
4,050	Global Payments, Inc.	365,796

		1,567,346

	Technology Hardware & Equipment — 2.9%
2,200	F5 Networks, Inc.(a)	279,532

	Transportation — 3.0%
2,700	Kansas City Southern	282,555

	Total Common Stocks (Cost $7,915,333)	8,969,545

MONEY MARKET FUND — 6.1%
582,209	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(b)	582,209

	Total Money Market Fund (Cost $582,209)	582,209

Total Investments — 100.3% (Cost $8,497,542)		9,551,754
Net Other Assets (Liabilities) — (0.3)%		(25,068)

NET ASSETS — 100.0%		$9,526,686

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Stratton Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 97.0%

	Automobiles & Components — 3.2%
16,540	Magna International, Inc.	$766,298
12,000	Thor Industries, Inc.	1,254,240

		2,020,538

	Banks — 8.5%
25,100	East West Bancorp, Inc.	1,470,358
13,300	First Republic Bank/CA	1,331,330
93,300	Huntington Bancshares, Inc.	1,261,416
72,100	KeyCorp	1,351,154

		5,414,258

	Capital Goods — 7.1%
10,100	Carlisle Cos., Inc.	963,540
35,300	HD Supply Holdings, Inc.(a)	1,081,239
12,000	Masonite International Corp.(a)	906,000
13,900	United Rentals, Inc.(a)	1,566,669

		4,517,448

	Consumer Durables & Apparel — 4.7%
7,200	Mohawk Industries, Inc.(a)	1,740,168
49,700	PulteGroup, Inc.	1,219,141

		2,959,309

	Consumer Services — 2.0%
11,700	Royal Caribbean Cruises, Ltd.	1,277,991

	Diversified Financials — 3.3%
7,200	Affiliated Managers Group, Inc.	1,194,192
7,200	Ameriprise Financial, Inc.	916,488

		2,110,680

	Energy — 6.4%
32,100	Cabot Oil & Gas Corp.	805,068
90,800	Callon Petroleum Co.(a)	963,388
29,400	Devon Energy Corp.	939,918
16,300	Phillips 66	1,347,847

		4,056,221

	Food & Staples Retailing — 2.0%
11,900	Casey’s General Stores, Inc.	1,274,609

	Food, Beverage & Tobacco — 3.4%
10,800	Ingredion, Inc.	1,287,468
20,000	Lamb Weston Holdings, Inc.	880,800

		2,168,268

	Health Care Equipment & Services — 4.5%
7,800	Becton Dickinson & Co.	1,521,858
10,400	Zimmer Biomet Holdings, Inc.	1,335,360

		2,857,218

	Household & Personal Products — 1.3%
10,900	Edgewell Personal Care Co.(a)	828,618

	Insurance — 6.1%
12,300	American Financial Group, Inc.	1,222,251
20,000	First American Financial Corp.	893,800
10,500	Hanover Insurance Group, Inc. (The)	930,615
10,700	Torchmark Corp.	818,550

		3,865,216

	Materials — 8.9%
25,700	Avery Dennison Corp.	2,271,109
35,100	Berry Global Group, Inc.(a)	2,001,051

Shares		Fair Value
COMMON STOCKS — (continued)

	Materials — (continued)
20,400	Westlake Chemical Corp.	$1,350,684

		5,622,844

	Pharmaceuticals, Biotechnology & Life Sciences — 6.8%
17,400	ICON Plc(a)	1,701,546
16,300	PerkinElmer, Inc.	1,110,682
8,500	Thermo Fisher Scientific, Inc.	1,482,995

		4,295,223

	Real Estate — 10.7%
15,600	EastGroup Properties, Inc., REIT	1,307,280
32,000	Gramercy Property Trust, REIT	950,720
26,000	Highwoods Properties, Inc., REIT	1,318,460
30,000	Hudson Pacific Properties, Inc., REIT	1,025,700
12,300	Mid-America Apartment Communities, Inc., REIT	1,296,174
14,200	Ryman Hospitality Properties, Inc., REIT	908,942

		6,807,276

	Semiconductors & Semiconductor Equipment — 2.9%
6,400	NXP Semiconductors NV(a)	700,480
11,900	Skyworks Solutions, Inc.	1,141,805

		1,842,285

	Software & Services — 5.7%
27,000	Activision Blizzard, Inc.	1,554,390
10,200	Fiserv, Inc.(a)	1,247,868
15,200	PTC, Inc.(a)	837,824

		3,640,082

	Technology Hardware & Equipment — 6.4%
10,500	Arrow Electronics, Inc.(a)	823,410
24,000	CDW Corp.	1,500,720
28,400	CommScope Holding Co., Inc.(a)	1,080,052
18,700	NetScout Systems, Inc.(a)	643,280

		4,047,462

	Utilities — 3.1%
26,600	Southwest Gas Holdings, Inc.	1,943,396

	Total Common Stocks (Cost $40,426,746)	61,548,942

MONEY MARKET FUND — 3.0%
1,900,096	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(b)	1,900,096

	Total Money Market Fund (Cost $1,900,096)	1,900,096

Total Investments — 100.0% (Cost $42,326,842)		63,449,038
Net Other Assets (Liabilities) — 0.0%		11,851

NET ASSETS — 100.0%.		$63,460,889

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Stratton Real Estate Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.3%

	Diversified — 5.8%
37,000	American Assets Trust, Inc.	$1,457,430
66,000	Gramercy Property Trust	1,960,860
55,000	Liberty Property Trust	2,239,050

		5,657,340

	Health Care — 9.8%
62,500	Healthcare Trust of America, Inc., Class A	1,944,375
150,000	Medical Properties Trust, Inc.	1,930,500
53,000	Ventas, Inc.	3,682,440
26,000	Welltower, Inc.	1,946,100

		9,503,415

	Hotel & Resort — 5.9%
19,000	Marriott International, Inc/MD, Class A	1,905,890
37,000	Ryman Hospitality Properties, Inc.	2,368,370
78,000	Summit Hotel Properties, Inc.	1,454,700

		5,728,960

	Industrial — 4.9%
29,000	EastGroup Properties, Inc.	2,430,200
80,000	First Industrial Realty Trust, Inc.	2,289,600

		4,719,800

	Office — 11.2%
20,000	Alexandria Real Estate Equities, Inc.	2,409,400
50,000	Corporate Office Properties Trust	1,751,500
37,000	Highwoods Properties, Inc.	1,876,270
74,000	Hudson Pacific Properties, Inc.	2,530,060
22,000	SL Green Realty Corp.	2,327,600

		10,894,830

	Residential — 17.9%
42,000	American Campus Communities, Inc.	1,986,600
75,000	American Homes 4 Rent, Class A	1,692,750
52,000	Apartment Investment & Management Co., Class A	2,234,440
26,000	Equity LifeStyle Properties, Inc.	2,244,840
14,000	Essex Property Trust, Inc.	3,601,780
25,000	Mid-America Apartment Communities, Inc.	2,634,500
75,000	UDR, Inc.	2,922,750

		17,317,660

Shares		Fair Value
COMMON STOCKS — (continued)

	Retail — 16.7%
67,500	Acadia Realty Trust	$1,876,500
16,000	Federal Realty Investment Trust	2,022,240
116,000	GGP, Inc.	2,732,960
50,000	National Retail Properties, Inc.	1,955,000
70,000	Retail Opportunity Investments Corp.	1,343,300
38,757	Simon Property Group, Inc.	6,269,332

		16,199,332

	Specialized — 26.1%
40,000	Crown Castle International Corp.	4,007,200
90,000	CubeSmart	2,163,600
35,000	CyrusOne, Inc.	1,951,250
30,000	Digital Realty Trust, Inc.	3,388,500
26,000	EPR Properties	1,868,620
10,000	Equinix, Inc.	4,291,600
21,000	Life Storage, Inc.	1,556,100
21,000	SBA Communications Corp.(a)	2,832,900
67,000	Uniti Group, Inc.	1,684,380
45,000	Weyerhaeuser Co.	1,507,500

		25,251,650

	Total Common Stocks (Cost $63,183,324)	95,272,987

MONEY MARKET FUND — 1.6%
1,533,304	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(b)	1,533,304

	Total Money Market Fund (Cost $1,533,304)	1,533,304

Total Investments — 99.9% (Cost $64,716,628)		96,806,291
Net Other Assets (Liabilities) — 0.1%		60,362

NET ASSETS — 100.0%		$96,866,653

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Stratton Small Cap Value Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
COMMON STOCKS — 98.0%

	Automobiles & Components — 3.7%
420,200	Cooper Tire & Rubber Co.	$15,169,220
260,600	Thor Industries, Inc.	27,237,912

		42,407,132

	Banks — 23.5%
446,040	Chemical Financial Corp.	21,592,796
420,350	Community Bank System, Inc.	23,442,919
804,150	First Midwest Bancorp, Inc.	18,744,737
495,530	Glacier Bancorp, Inc.	18,141,353
245,350	IBERIABANK Corp.	19,996,025
467,950	MB Financial, Inc.	20,608,518
887,921	Northwest Bancshares, Inc.	13,860,447
167,200	Signature Bank(a)	23,998,216
125,400	SVB Financial Group(a)	22,044,066
788,591	Umpqua Holdings Corp.	14,478,531
426,950	United Bankshares, Inc.	16,736,440
513,700	Webster Financial Corp.	26,825,414
357,000	Wintrust Financial Corp.	27,289,080

		267,758,542

	Capital Goods — 13.9%
314,900	Crane Co.	24,996,762
391,850	EnerSys	28,389,533
710,850	MasTec, Inc.(a)	32,094,877
348,425	Moog, Inc., Class A(a)	24,989,041
340,900	Oshkosh Corp.	23,481,192
213,041	United Rentals, Inc.(a)	24,011,851

		157,963,256

	Diversified Financials — 1.7%
115,700	Affiliated Managers Group, Inc.	19,190,002

	Energy — 2.2%
400,700	Cabot Oil & Gas Corp.	10,049,556
1,448,000	Callon Petroleum Co.(a)	15,363,280

		25,412,836

	Food & Staples Retailing — 2.6%
277,800	Casey’s General Stores, Inc.	29,755,158

	Health Care Equipment & Services — 2.7%
327,300	West Pharmaceutical Services, Inc.	30,936,396

	Insurance — 3.3%
189,400	Hanover Insurance Group, Inc. (The)	16,786,522
418,250	Selective Insurance Group, Inc.	20,933,413

		37,719,935

	Materials — 3.8%
735,000	PolyOne Corp.	28,473,900
193,200	U.S. Concrete, Inc.(a)	15,175,860

		43,649,760

	Pharmaceuticals, Biotechnology & Life Sciences — 3.0%
392,750	PAREXEL International Corp.(a)	34,133,903

	Real Estate — 10.1%
414,900	American Campus Communities, Inc., REIT	19,624,770

Shares		Fair Value
COMMON STOCKS — (continued)

	Real Estate — (continued)
615,000	First Industrial Realty Trust, Inc., REIT	$17,601,300
406,564	Highwoods Properties, Inc., REIT	20,616,860
1,108,750	Medical Properties Trust, Inc., REIT	14,269,613
377,600	Ryman Hospitality Properties, Inc., REIT	24,170,176
173,300	SL Green Realty Corp., REIT	18,335,140

		114,617,859

	Semiconductors & Semiconductor Equipment — 3.8%
1,614,850	ON Semiconductor Corp.(a)	22,672,494
330,150	Qorvo, Inc.(a)	20,905,098

		43,577,592

	Software & Services — 7.4%
206,800	CACI International, Inc., Class A(a)	25,860,340
443,950	PTC, Inc.(a)	24,470,524
463,510	Take-Two Interactive Software, Inc.(a)	34,012,364

		84,343,228

	Technology Hardware & Equipment — 6.2%
261,700	Anixter International, Inc.(a)	20,464,940
428,400	Belden, Inc.	32,314,212
500,000	NetScout Systems, Inc.(a)	17,200,000

		69,979,152

	Transportation — 2.4%
1,198,800	JetBlue Airways Corp.(a)	27,368,604

	Utilities — 7.7%
489,586	Avista Corp.	20,787,821
419,631	El Paso Electric Co.	21,694,923
504,750	Portland General Electric Co.	23,062,027
296,960	Southwest Gas Holdings, Inc.	21,695,898

		87,240,669

	Total Common Stocks (Cost $498,542,821)	1,116,054,024

MONEY MARKET FUND — 1.7%
19,523,862	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(b)	19,523,862

	Total Money Market Fund (Cost $19,523,862)	19,523,862

Total Investments — 99.7% (Cost $518,066,683)		1,135,577,886
Net Other Assets (Liabilities) — 0.3%		3,227,628

NET ASSETS — 100.0%		$1,138,805,514

(a)	Represents non-income producing security.
(b)	Represents the current yield as of report date.

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 20.9%

$344,674	AmeriCredit Automobile Receivables Trust, Series 2013-5, Class C, 2.290%, 11/8/19	$345,441
400,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	396,621
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2012-3A, Class A, 2.100%, 3/20/19(a).	500,918
450,000	Capital Auto Receivables Asset Trust, Series 2014-2, Class C, 2.410%, 5/20/19	451,091
500,000	Capital Auto Receivables Asset Trust, Series 2015-4, Class B, 2.390%, 11/20/20	503,991
280,000	CarMax Auto Owner Trust, Series 2013-3, Class C, 2.150%, 5/15/19	280,333
200,000	CarMax Auto Owner Trust, Series 2014-2, Class B, 1.880%, 11/15/19	200,193
500,000	CarMax Auto Owner Trust, Series 2014-2, Class C, 2.080%, 1/15/20	501,896
168,128	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.282%, 6/25/37	172,479
273,066	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 2.641%, 3/25/35(b)	272,018
520,182	Countrywide Asset-Backed Certificates, Series 2006-3, Class 2A3, 1.506%, 6/25/36(b)	513,879
103,915	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(a)	103,819
133,783	Enterprise Fleet Financing, LLC, Series 2015-2, Class A2, 1.590%, 2/22/21(a)	133,788
357,841	Enterprise Fleet Financing, LLC, Series 2016-1, Class A2, 1.830%, 9/20/21(a)	357,824
53,827	First Franklin Mortgage Loan Trust, Series 2006-FF1, Class 2A3, 1.456%, 1/25/36(b)	53,779
288,798	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 1.646%, 12/25/35(b)	287,824
396,363	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 1.416%, 1/25/36(b)	394,039
111,269	New Century Home Equity Loan Trust, Series 2005-4, Class M1, 1.696%, 9/25/35(b)	111,102
6,175	RAMP Trust, Series 2005-RZ4, Class A3, 1.616%, 11/25/35(b)	6,174
273,218	RASC Series 2006-KS5 Trust, Series 2006-KS5, Class A3, 1.376%, 7/25/36(b)	271,882
56,048	RASC Trust, Series 2006-EMX1, Class A3, 1.536%, 1/25/36(b)	56,037
350,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/20	351,536
500,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class B, 2.080%, 2/16/21	500,994
200,000	Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.440%, 4/15/21	200,930
302,792	Saxon Asset Securities Trust, Series 2006-2, Class A3C, 1.366%, 9/25/36(b)	294,959
273,080	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 2.066%, 7/25/39(a)(b)	275,103
325,772	Structured Asset Investment Loan Trust, Series 2006-1, Class A3, 1.416%, 1/25/36(b)	324,494
125,000	World Omni Auto Receivables Trust, Series 2015-B, Class B, 2.150%, 8/15/22	125,174

	Total Asset Backed Securities (Cost $7,971,144)	7,988,318

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%

$2,674	Fannie Mae, Series 2009-114, Class AC, 2.500%, 12/25/23	$2,672

	Total Collateralized Mortgage Obligations (Cost $2,697)	2,672

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.0%
3,589	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.557%, 11/10/42(b)	3,585
250,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/11/42(b)	251,444
178,492	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4, 5.695%, 9/15/40(b)	178,317
137,731	Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, 6.520%, 2/15/41(b)	137,928
18,017	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A2, 1.855%, 4/15/46	18,016
222,752	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.866%, 9/15/45(b)	224,153
415,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.414%, 9/15/45(b)	420,397
450,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.542%, 2/12/51(b)	454,607
26,093	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.076%, 8/12/49(b)	26,073
154,415	ML-CFC Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/49	154,534
17,311	Morgan Stanley Capital I Trust, Series 2007-T27, Class AM, 5.997%, 6/11/42(b)	17,442
360,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.503%, 1/11/43(b)	368,043
43,281	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(a)	44,165

	Total Commercial Mortgage-Backed Securities (Cost $2,415,546)	2,298,704

CORPORATE BONDS — 71.5%
	Automobiles & Components — 5.5%
300,000	American Honda Finance Corp., 1.600%, 2/16/18(a)	300,273
500,000	Daimler Finance North America, LLC, 2.375%, 8/1/18(a)	503,201
400,000	Ford Motor Credit Co., LLC, 1.897%, 8/12/19	396,940
250,000	General Motors Financial Co., Inc., 2.400%, 4/10/18	250,935
400,000	Hyundai Capital America, 2.000%, 3/19/18(a)	400,269
250,000	Nissan Motor Acceptance Corp., 1.800%, 3/15/18(a)	250,041

		2,101,659

	Banks — 18.8%
250,000	ABN AMRO Bank NV, 2.500%, 10/30/18(a)	251,952
400,000	Bank of America Corp., 2.000%, 1/11/18	400,612
225,000	Bank of Nova Scotia (The), 1.375%, 12/18/17	224,897

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Banks — (continued)
$250,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 1.700%, 3/5/18(a)	$250,108
300,000	Barclays PLC, 2.000%, 3/16/18	300,305
294,000	Caisse Centrale Desjardins, 1.550%, 9/12/17(a)	294,017
300,000	Capital One NA, BKNT, 1.650%, 2/5/18	299,877
500,000	Citigroup, Inc., 1.860%, 4/27/18(b)	501,774
300,000	Citizens Bank NA / Providence RI, MTN, 1.600%, 12/4/17	299,903
300,000	Commonwealth Bank of Australia, 1.636%, 3/12/18(a)(b)	300,543
250,000	Compass Bank, BKNT, 1.850%, 9/29/17	250,061
350,000	Fifth Third Bancorp, 2.300%, 3/1/19	351,421
420,000	Goldman Sachs Group, Inc. (The), 5.950%, 1/18/18	429,386
250,000	HSBC Bank USA NA, BKNT, 6.000%, 8/9/17	251,025
250,000	ING Bank NV, 2.050%, 8/17/18(a)	250,472
250,000	KeyBank NA, BKNT, 1.650%, 2/1/18	250,162
169,000	Macquarie Bank, Ltd., 2.600%, 6/24/19(a)	170,429
250,000	Nordea Bank AB, 1.625%, 5/15/18(a)	250,057
366,000	PNC Bank NA, MTN, 1.600%, 6/1/18	366,317
261,000	Regions Bank/Birmingham AL, BKNT, 2.250%, 9/14/18	262,060
200,000	Santander UK PLC, GMTN, 2.042%, 8/24/18(b)	201,276
225,000	Sumitomo Mitsui Banking Corp., 1.750%, 1/16/18	225,183
300,000	SunTrust Banks, Inc., 2.350%, 11/1/18	301,791
250,000	Swedbank AB, 1.600%, 3/2/18(a)	250,047
250,000	Westpac Banking Corp., 1.950%, 11/23/18	250,491

		7,184,166

	Capital Goods — 1.6%
325,000	General Electric Co., GMTN, 1.600%, 11/20/17	325,199
300,000	Roper Technologies, Inc., 1.850%, 11/15/17	300,216

		625,415

	Commercial & Professional Services — 0.7%
275,000	Republic Services, Inc., 3.800%, 5/15/18	279,860

	Consumer Durables & Apparel — 0.7%
260,000	DR Horton, Inc., 3.750%, 3/1/19	265,974

	Consumer Services — 1.3%
185,000	Carnival Corp., 1.875%, 12/15/17	185,321
300,000	ERAC USA Finance, LLC, 6.375%, 10/15/17(a)	303,881

		489,202

	Diversified Financials — 6.8%
250,000	AIG Global Funding, 1.650%, 12/15/17(a)	250,158
225,000	Ally Financial, Inc., 3.600%, 5/21/18	227,531
325,000	American Express Co., 1.762%, 5/22/18(b)	326,264
500,000	Bear Stearns Cos., LLC (The), 6.400%, 10/2/17	505,763
325,000	Berkshire Hathaway, Inc., 1.329%, 8/6/18(b)	325,388
200,000	Charles Schwab Corp., MTN (The), 6.375%, 9/1/17	201,507
250,000	International Lease Finance Corp., 3.875%, 4/15/18	253,805
500,000	Morgan Stanley, 2.041%, 1/5/18(b)	501,447

		2,591,863

	Energy — 9.8%
250,000	BP Capital Markets PLC, 1.375%, 11/6/17	249,943

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$250,000	Buckeye Partners LP, 2.650%, 11/15/18	$251,333
300,000	CNOOC Finance, Ltd., 1.750%, 5/9/18	299,435
350,000	Columbia Pipeline Group, Inc., 2.450%, 6/1/18	351,606
250,000	ConocoPhillips Co., 1.500%, 5/15/18	249,725
300,000	Energy Transfer LP, 2.500%, 6/15/18	301,471
100,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	99,781
300,000	Enterprise Products Operating, LLC, 6.650%, 4/15/18	310,942
333,000	Kinder Morgan, Inc., 2.000%, 12/1/17	333,180
282,000	National Oilwell Varco, Inc., 1.350%, 12/1/17	281,621
200,000	NuStar Logistics LP, 8.150%, 4/15/18	209,000
250,000	Phillips 66, 1.886%, 4/15/20(a)(b)	250,503
250,000	Schlumberger Investment SA, 1.250%, 8/1/17(a)	249,945
140,000	Spectra Energy Capital, LLC, 6.200%, 4/15/18	144,513
150,000	TechnipFMC PLC, 2.000%, 10/1/17(a)	149,934

		3,732,932

	Food, Beverage & Tobacco — 2.7%
250,000	Anheuser-Busch InBev Finance, Inc., 1.250%, 1/17/18	249,693
300,000	Ingredion, Inc., 1.800%, 9/25/17	300,179
250,000	Kraft Heinz Foods Co., 2.000%, 7/2/18	250,633
250,000	Reynolds American, Inc., 2.300%, 8/21/17	250,242

		1,050,747

	Health Care Equipment & Services — 2.9%
579,000	Aetna, Inc., 1.700%, 6/7/18	579,224
300,000	UnitedHealth Group, Inc., 1.400%, 12/15/17	299,912
250,000	Zimmer Biomet Holdings, Inc., 2.000%, 4/1/18	250,453

		1,129,589

	Insurance — 2.2%
250,000	AXIS Specialty Finance PLC, 2.650%, 4/1/19	251,444
300,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(a)	300,645
300,000	Voya Financial, Inc., 2.900%, 2/15/18	302,029

		854,118

	Materials — 2.0%
300,000	Ecolab, Inc., 1.550%, 1/12/18	299,830
200,000	Freeport-McMoRan, Inc., 2.300%, 11/14/17	199,500
250,000	Martin Marietta Materials, Inc., 6.600%, 4/15/18	258,914

		758,244

	Media — 1.3%
180,000	Cablevision Systems Corp., 7.750%, 4/15/18	186,750
300,000	Interpublic Group of Cos., Inc. (The), 2.250%, 11/15/17	300,403

		487,153

	Pharmaceuticals, Biotechnology & Life Sciences — 2.6%
415,000	Actavis Funding SCS, 2.308%, 3/12/18(b)	417,228
300,000	Celgene Corp., 2.125%, 8/15/18	301,159
280,000	Teva Pharmaceutical Finance Netherlands III BV, 1.400%, 7/20/18	279,341

		997,728

	Real Estate — 3.9%
250,000	American Tower Corp., REIT, 4.500%, 1/15/18	253,425

Continued

Sterling Capital Ultra Short Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Real Estate — (continued)
$128,000	National Retail Properties, Inc., REIT, 6.875%, 10/15/17	$129,777
300,000	Prologis LP, 4.000%, 1/15/18	301,871
250,000	Realty Income Corp., REIT, 2.000%, 1/31/18	250,245
250,000	WEA Finance, LLC/Westfield UK & Europe Finance PLC, REIT, 1.750%, 9/15/17(a)	249,999
300,000	Welltower Inc., REIT, 4.700%, 9/15/17	301,654

		1,486,971

	Retailing — 1.2%
250,000	Dollar General Corp., 1.875%, 4/15/18	250,181
225,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 3/15/18(a)	227,621

		477,802

	Semiconductors & Semiconductor Equipment — 0.8%
300,000	QUALCOMM, Inc., 1.850%, 5/20/19	300,684

	Telecommunication Services — 0.6%
225,000	AT&T, Inc., 1.400%, 12/1/17	224,813

	Transportation — 0.8%
300,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	301,238

	Utilities — 5.3%
212,000	American Electric Power Co., Inc., 1.650%, 12/15/17	212,023
250,000	Consumers Energy Co., 6.875%, 3/1/18	258,781
300,000	Dominion Energy, Inc., 1.875%, 12/15/18(a)	299,599
164,000	Duke Energy Florida, LLC, 5.800%, 9/15/17	165,379
175,000	Duke Energy Florida, LLC, 5.650%, 6/15/18	181,695
250,000	Edison International, 3.750%, 9/15/17	251,107
250,000	Pacific Gas & Electric Co., 5.625%, 11/30/17	254,104
85,000	Public Service Electric & Gas Co., 1.800%, 6/1/19	84,884
300,000	Southern Co. (The), 2.450%, 9/1/18	301,973

		2,009,545

	Total Corporate Bonds (Cost $27,352,022)	27,349,703

Principal Amount		Fair Value
MUNICIPAL BONDS — 0.9%

	New Jersey — 0.9%
$325,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series AA, 5.000%, 12/15/18	$338,315

	Total Municipal Bonds (Cost $337,162)	338,315

Shares
MONEY MARKET FUND — 0.4%

156,064	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(c)	156,064

	Total Money Market Fund (Cost $156,064)	156,064

Total Investments — 99.7% (Cost $38,234,635)		38,133,776
Net Other Assets (Liabilities) — 0.3%		122,701

NET ASSETS — 100.0%		$38,256,477

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2017. The maturity date reflected is the final maturity date.

(c)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 14.9%
$ 400,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/8/21	$401,251
825,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class B, 2.210%, 5/10/21	827,471
865,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	857,692
140,000	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R6, Class M1, 3.316%, 7/25/34(a)	139,363
800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2014-2A, Class A, 2.500%, 2/20/21(b)	797,937
800,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A, Class A, 2.500%, 7/20/21(b)	796,409
650,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	655,049
250,000	Capital Auto Receivables Asset Trust, Series 2015-4, Class B, 2.390%, 11/20/20	251,996
750,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	742,807
845,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/22	835,117
286,925	Citicorp Residential Mortgage Trust, Series 2007-2, Class A6, STEP, 5.282%, 6/25/37	294,349
794,102	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE1, Class M3, 2.191%, 5/25/35(a)	777,214
431,940	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 2.641%, 3/25/35(a)	430,283
77,677	Enterprise Fleet Financing, LLC, Series 2014-2, Class A2, 1.050%, 3/20/20(b)	77,606
1,200,000	Enterprise Fleet Financing, LLC, Series 2015-2, Class A3, 2.090%, 2/22/21(b)	1,202,981
95,692	First Franklin Mortgage Loan Trust, Series 2006-FF1, Class 2A3, 1.456%, 1/25/36(a)	95,607
452,761	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1, 1.646%, 12/25/35(a)	451,233
634,180	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 1.416%, 1/25/36(a)	630,462
98,085	RASC Trust, Series 2006-EMX1, Class A3, 1.536%, 1/25/36(a)	98,064
113,475	Santander Drive Auto Receivables Trust, Series 2013-5, Class C, 2.250%, 6/17/19	113,656
500,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	501,084
392,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.660%, 11/15/21	394,731
358,597	Sofi Professional Loan Program, LLC, Series 2016-B, Class A1, 2.416%, 6/25/33(a)(b)	363,471
433,715	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 2.066%, 7/25/39(a)(b)	436,928
270,000	Wheels SPV 2, LLC, Series 2016-1A, Class A3, 1.870%, 5/20/25(b)	268,528

	Total Asset Backed Securities (Cost $12,431,446)	12,441,289

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
104,601	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	107,730
64,908	Fannie Mae, Series 2003-66, Class PA, 3.500%, 2/25/33	65,692

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 121,612	Fannie Mae, Series 2005-67, Class HG, 5.500%, 1/25/35	$126,272
35,037	Fannie Mae, Series 2009-100, Class PA, 4.500%, 4/25/39	35,616
42,071	Freddie Mac, Series -2770, Class UE, 4.500%, 3/15/19	43,107
763,112	Freddie Mac, Series -4100, Class PA, 3.000%, 1/15/42	776,342
308,721	Ginnie Mae, Series 2013-165, Class PB, 3.000%, 3/20/41	311,183
36,266	PHHMC Trust, Series 2007-6, Class A1, 5.829%, 12/18/37(a)	37,259
38,420	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	40,008

	Total Collateralized Mortgage Obligations (Cost $1,543,466)	1,543,209

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.5%
170,095	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	170,323
9,546	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.557%, 11/10/42(a)	9,535
542,820	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	541,523
522,965	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	525,490
750,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class B, 5.471%, 11/10/46(a)(b)	822,737
600,000	GS Mortgage Securities Trust, Series 2010-C1, Class A2, 4.592%, 8/10/43(b)	636,821
300,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	318,835
575,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class A2, 3.046%, 4/15/47	586,071
850,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A2, 2.872%, 7/15/47	864,209
490,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.414%, 9/15/45(a)	496,372
33,631	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.076%, 8/12/49(a)	33,605
800,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A2, 3.119%, 8/15/47	817,306
57,877	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A2, 1.689%, 12/15/48	57,845
640,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.503%, 1/11/43(a)	654,299
546,043	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.503%, 1/11/43(a)	553,932
250,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(a)(b)	271,004
432,805	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3, 3.998%, 3/15/44(b)	441,649

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 80,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2, 3.036%, 5/15/47	$81,544

	Total Commercial Mortgage-Backed Securities (Cost $8,115,754)	7,883,100

CORPORATE BONDS — 66.5%
	Automobiles & Components — 3.3%
400,000	American Honda Finance Corp., MTN, 1.650%, 7/12/21	391,360
535,000	Daimler Finance North America, LLC, 2.375%, 8/1/18(b)	538,424
500,000	Ford Motor Credit Co., LLC, 3.200%, 1/15/21	507,497
400,000	General Motors Financial Co., Inc., 2.400%, 4/10/18	401,496
400,000	Hyundai Capital America, 2.500%, 3/18/19(b)	401,231
500,000	Nissan Motor Acceptance Corp., 2.550%, 3/8/21(b)	501,598

		2,741,606

	Banks — 15.9%
525,000	ABN AMRO Bank NV, 2.500%, 10/30/18(b)	529,100
450,000	Athene Global Funding, 2.875%, 10/23/18(b)	452,312
400,000	Australia & New Zealand Banking Group Ltd, 2.056%, 11/23/21(a)(b)	403,943
1,275,000	Bank of America Corp., MTN, 2.151%, 11/9/20.	1,269,228
450,000	Bank of Tokyo-Mitsubishi UFJ, Ltd. (The), 2.300%, 3/5/20(b)	450,635
400,000	Barclays Bank PLC, 5.140%, 10/14/20	428,114
550,000	BNP Paribas SA, MTN, 2.400%, 12/12/18	554,659
415,000	Canadian Imperial Bank of Commerce, 1.600%, 9/6/19	411,074
1,000,000	Citigroup, Inc., 2.550%, 4/8/19	1,009,408
500,000	Cooperatieve Rabobank, MTN, 2.250%, 1/14/20	502,528
400,000	Credit Suisse, GMTN, 2.300%, 5/28/19	402,632
325,000	Fifth Third Bank, MTN, 2.150%, 8/20/18	326,366
500,000	GE Capital International Funding Co. Unlimited Co., 2.342%, 11/15/20	503,997
575,000	HSBC Bank PLC, 4.125%, 8/12/20(b)	607,171
400,000	ING Bank NV, 2.050%, 8/17/18(b)	400,755
900,000	JPMorgan Chase & Co., 2.550%, 3/1/21	904,422
500,000	Macquarie Bank, Ltd., 2.350%, 1/15/19(b)	501,848
450,000	Manufacturers & Traders Trust Co., BKNT, 1.791%, 5/18/22(a)	449,813
250,000	Mitsubishi UFJ Financial Group, Inc., 2.296%, 9/13/21(a)	253,244
445,000	MUFG Union Bank NA, 2.625%, 9/26/18	449,383
500,000	National City Corp., 6.875%, 5/15/19	544,051
330,000	Nordea Bank AB, 4.875%, 1/27/20(b)	352,721
485,000	Royal Bank of Canada, GMTN, 2.500%, 1/19/21	488,303
425,000	Santander UK PLC, GMTN, 2.000%, 8/24/18	425,759
275,000	SunTrust Bank, 2.250%, 1/31/20	276,184
400,000	Wells Fargo & Co., 2.500%, 3/4/21	401,384

		13,299,034

	Capital Goods — 2.0%
95,000	Fortive Corp., 1.800%, 6/15/19	94,319
400,000	L3 Technologies, Inc., 5.200%, 10/15/19	427,003

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Capital Goods — (continued)
$ 75,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18(b)	$75,752
500,000	Roper Technologies, Inc., 3.000%, 12/15/20	511,747
525,000	Textron, Inc., 3.650%, 3/1/21	541,245

		1,650,066

	Commercial & Professional Services — 0.5%
400,000	Republic Services, Inc., 3.800%, 5/15/18	407,069

	Consumer Durables & Apparel — 0.5%
400,000	D.R. Horton, Inc., 4.000%, 2/15/20	415,379

	Consumer Services — 0.6%
500,000	Carnival Corp., 3.950%, 10/15/20	529,274

	Diversified Financials — 6.7%
400,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	418,685
365,000	Ally Financial, Inc., 3.600%, 5/21/18	369,106
440,000	American Express Credit Corp., MTN, 2.200%, 3/3/20	442,094
400,000	Bank of New York Mellon Corp., MTN (The), 2.500%, 4/15/21	403,174
400,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(b)	436,614
400,000	Citizens Bank NA, BKNT, 2.300%, 12/3/18	401,441
900,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/20	992,901
350,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(b)	393,252
1,200,000	Morgan Stanley, 2.650%, 1/27/20	1,212,654
500,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	502,063

		5,571,984

	Energy — 9.0%
200,000	BP Capital Markets PLC, 1.676%, 5/3/19	199,327
400,000	Buckeye Partners L.P., 4.875%, 2/1/21	423,456
425,000	Columbia Pipeline Group, Inc., 3.300%, 6/1/20	435,462
225,000	ConocoPhillips, 5.200%, 5/15/18	231,681
500,000	Enbridge Energy Partners LP, Series B, 6.500%, 4/15/18	517,735
500,000	Energy Transfer Partners L.P., 4.150%, 10/1/20	519,303
326,000	EnLink Midstream Partners LP, 2.700%, 4/1/19	325,286
400,000	Kinder Morgan Energy Partners L.P., 5.300%, 9/15/20	430,601
395,000	MPLX L.P., 5.500%, 2/15/23	405,574
328,000	Noble Energy, Inc., 5.625%, 5/1/21	337,401
300,000	NuStar Logistics LP, 8.150%, 4/15/18	313,500
250,000	Phillips 66, 1.886%, 4/15/20(a)(b)	250,503
400,000	Pioneer Natural Resources Co., 7.500%, 1/15/20	450,180
360,000	Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	391,922
450,000	Schlumberger Holdings Corp., 2.350%, 12/21/18(b)	452,670
425,000	Shell International Finance BV, 1.875%, 5/10/21	419,789
260,000	Spectra Energy Capital, LLC, 6.200%, 4/15/18	268,382
275,000	Tesoro Corp., 5.375%, 10/1/22	284,625
425,000	Western Gas Partners LP, 2.600%, 8/15/18	426,175
400,000	Williams Partners L.P., 5.250%, 3/15/20	430,474

		7,514,046

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Food & Staples Retailing — 0.3%
$250,000	CVS Health Corp., 2.125%, 6/1/21	$246,952

	Food, Beverage & Tobacco — 2.1%
415,000	Anheuser-Busch InBev Finance, Inc., 2.650%, 2/1/21	420,564
500,000	Ingredion, Inc., 1.800%, 9/25/17	500,299
450,000	Kraft Heinz Foods Co., 2.000%, 7/2/18	451,139
392,000	Reynolds American, Inc., 3.250%, 6/12/20	403,579

		1,775,581

	Health Care Equipment & Services — 1.5%
450,000	Boston Scientific Corp., 2.650%, 10/1/18	454,131
300,000	Centene Corp., 5.625%, 2/15/21	312,750
500,000	Zimmer Biomet Holdings, Inc., 2.700%, 4/1/20	504,559

		1,271,440

	Insurance — 7.9%
375,000	Alleghany Corp., 5.625%, 9/15/20	411,216
261,000	American International Group, Inc., 2.300%, 7/16/19	262,385
400,000	Aspen Insurance Holdings, Ltd., 6.000%, 12/15/20	441,167
350,000	AXIS Specialty Finance, LLC, 5.875%, 6/1/20	382,031
400,000	Chubb INA Holdings, Inc., 2.300%, 11/3/20	402,281
350,000	Guardian Life Global Funding, 2.000%, 4/26/21(b)	344,896
645,000	Jackson National Life Global Funding, 2.300%, 4/16/19(b)	648,333
600,000	Metropolitan Life Global Funding I, 2.050%, 6/12/20(b)	599,396
450,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(b)	493,524
425,000	New York Life Global Funding, 2.000%, 4/13/21(b)	421,235
375,000	Ohio National Financial Services, Inc., 6.375%, 4/30/20(b)	410,233
500,000	Pricoa Global Funding I, 2.200%, 5/16/19(b)	502,494
425,000	Protective Life Global Funding, 1.722%, 4/15/19(b)	422,073
400,000	Reinsurance Group of America, Inc., 5.000%, 6/1/21	434,745
450,000	Reliance Standard Life Global Funding II, 2.150%, 10/15/18(b)	450,967

		6,626,976

	Materials — 2.3%
505,000	EI du Pont de Nemours & Co., 2.200%, 5/1/20	507,741
300,000	Freeport-McMoRan, Inc., 2.300%, 11/14/17	299,250
295,000	Glencore Finance Canada, Ltd., 2.700%, 10/25/17(b)	295,442
186,000	Glencore Funding, LLC, 2.500%, 1/15/19(b)	186,554
180,000	Sherwin-Williams Co. (The), 2.250%, 5/15/20	180,403
400,000	Westlake Chemical Corp., 4.625%, 2/15/21	414,000

		1,883,390

	Media — 2.3%
280,000	Cablevision Systems Corp., 7.750%, 4/15/18	290,500
500,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 3.579%, 7/23/20	516,687
400,000	Interpublic Group of Cos., Inc. (The), 2.250%, 11/15/17	400,537

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Media — (continued)
$400,000	Omnicom Group, Inc., 6.250%, 7/15/19	$433,258
300,000	Univision Communications, Inc., 6.750%, 9/15/22(b)	312,000

		1,952,982

	Pharmaceuticals, Biotechnology & Life Sciences — 1.9%
250,000	AbbVie, Inc., 2.300%, 5/14/21	249,380
350,000	Actavis Funding SCS, 3.000%, 3/12/20	357,427
500,000	Celgene Corp., 2.875%, 8/15/20	511,289
250,000	Teva Pharmaceutical Finance Netherlands III BV, 1.700%, 7/19/19	247,763
200,000	Teva Pharmaceutical Finance Netherlands III BV, 2.200%, 7/21/21	196,332

		1,562,191

	Real Estate — 3.3%
400,000	American Tower Corp., REIT, 5.050%, 9/1/20	430,864
400,000	ERP Operating L.P., REIT, 4.750%, 7/15/20	426,440
430,000	HCP, Inc., REIT, 2.625%, 2/1/20	433,154
465,000	iStar, Inc., REIT, 4.000%, 11/1/17	465,000
525,000	Ventas Realty LP/Ventas Capital Corp., REIT, 4.000%, 4/30/19	539,567
420,000	Vornado Realty L.P., REIT, 2.500%, 6/30/19	423,318

		2,718,343

	Semiconductors & Semiconductor Equipment — 1.2%
555,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 2.375%, 1/15/20(b)	555,806
400,000	NXP BV / NXP Funding, LLC, 4.125%, 6/15/20(b)	420,128

		975,934

	Software & Services — 0.2%
125,000	DXC Technology Co., 2.875%, 3/27/20(b)	126,572

	Technology Hardware & Equipment — 0.5%
447,000	Harris Corp., 2.700%, 4/27/20	451,629

	Telecommunication Services — 1.4%
400,000	AT&T, Inc., 2.450%, 6/30/20	402,054
500,000	Deutsche Telekom International Finance BV, 2.225%, 1/17/20(b)	500,753
290,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC /Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	292,537

		1,195,344

	Utilities — 3.1%
500,000	CMS Energy Corp., 8.750%, 6/15/19	561,634
500,000	Dominion Energy, Inc., 2.579%, 7/1/20	502,583
500,000	Dominion Resources, Inc., Series A, 1.875%, 1/15/19	498,906
500,000	Exelon Generation Co., LLC, 2.950%, 1/15/20	507,711
500,000	Southern Power Co., 2.375%, 6/1/20	501,099

		2,571,933

	Total Corporate Bonds (Cost $55,463,352)	55,487,725

Continued

Sterling Capital Short Duration Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 1.7%
	California — 0.7%
$ 575,000	University of California Revenue, Refunding, Taxable, Series AS, 1.490%, 5/15/20	$568,871

	New Jersey — 0.6%
525,000	New Jersey Economic Development Authority, School Facilities Construction Refunding Revenue, Series AA, 5.000%, 12/15/18	546,509

	PR — 0.4%
325,000	Puerto Rico Municipal Finance Agency, Public Improvements, G.O., Series A, Callable 8/7/17 @ 100 (AGM, Government GTD), 5.250%, 8/1/18	329,329

	Total Municipal Bonds (Cost $1,444,676)	1,444,709

U.S. TREASURY NOTE — 4.1%
3,410,000	1.250%, 1/31/20	3,389,086

	Total U.S. Treasury Note (Cost $3,383,813)	3,389,086

Shares
PREFERRED STOCKS — 0.5%
	Real Estate — 0.5%
9,950	Chesapeake Lodging Trust, REIT, Series A, 7.750%	248,551
6,812	Terreno Realty Corp., REIT, Series A, 7.750% .	170,845

		419,396

	Total Preferred Stocks (Cost $425,685)	419,396

Shares		Fair Value
MONEY MARKET FUND — 0.5%
380,623	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(c)	$380,623

	Total Money Market Fund (Cost $380,623)	380,623

Total Investments — 99.5% (Cost $83,188,815)		82,989,137
Net Other Assets (Liabilities) — 0.5%		398,447

NET ASSETS — 100.0%		$83,387,584

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2017. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

GTD — Guaranteed

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value

ASSET BACKED SECURITIES — 1.4%

	Asset Backed Securities — 1.4%
$228,705	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	$230,530
101,509	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	102,266

	Total Asset Backed Securities (Cost $330,214)	332,796

COLLATERALIZED MORTGAGE OBLIGATIONS — 3.6%

506,807	Fannie Mae, Series 2010-129, Class NA, 3.500%, 3/25/25	520,061
124,027	Freddie Mac, Series 3644, Class BA, 4.500%, 2/15/29	125,113
236,723	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	244,696

	Total Collateralized Mortgage Obligations (Cost $883,344)	889,870

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.6%

140,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K049, Class A2, 3.010%, 7/25/25	143,282
220,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KS07, Class A2, 2.735%, 9/25/25	218,811
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K060, Class A2, 3.300%, 10/25/26	217,513
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K061, Class A2, 3.347%, 11/25/26	218,312
210,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/27(a)	220,444
95,263	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, 9/25/36(a)	94,814

	Total Commercial Mortgage-Backed Securities (Cost $1,111,400)	1,113,176

CORPORATE BONDS — 7.1%

	Automobiles & Components — 1.1%
180,000	American Honda Finance Corp., MTN, 1.700%, 2/22/19	180,202
85,000	John Deere Capital Corp., MTN, 2.800%, 9/18/17	85,248

	Banks — 1.7%
200,000	State Street Corp., 2.550%, 8/18/20	203,756
200,000	Wells Fargo & Co., GMTN, 2.600%, 7/22/20	202,820

	Diversified Financials — 2.1%
500,000	Morgan Stanley, 2.125%, 4/25/18	501,649

	Energy — 0.8%
200,000	Chevron Corp., 1.345%, 11/15/17	200,022

	Food, Beverage & Tobacco — 0.8%
200,000	Anheuser-Busch InBev Worldwide, Inc., 1.375%, 7/15/17	199,983

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Utilities — 0.6%
$150,000	Alabama Power Co., 5.500%, 10/15/17	$151,571

	Total Corporate Bonds (Cost $1,712,849)	1,725,251

MORTGAGE-BACKED SECURITIES — 9.0%

	Fannie Mae — 5.1%
754,832	3.587%, 9/1/20, Pool #FN0000	789,036
192,686	4.000%, 12/1/36, Pool #MA2856	204,743
221,969	4.000%, 2/1/37, Pool #MA2914	235,831

		1,229,610

	Freddie Mac — 3.5%
374,096	4.000%, 12/1/35, Pool #C91860	398,017
424,531	3.500%, 6/1/36, Pool #C91875	442,097

		840,114

	Ginnie Mae — 0.4%
103,483	5.000%, 11/20/38, Pool #4283	106,862

	Total Mortgage-Backed Securities (Cost $2,137,594)	2,176,586

MUNICIPAL BONDS — 4.2%

	District of Columbia — 1.0%
232,000	George Washington University (The), 1.827%, 9/15/17	232,191

	New York — 1.8%
400,000	New York City Water & Sewer System, Build America Bonds, Water Utility Improvements Revenue, Taxable, Series DD, Callable 6/15/20 @ 100, 6.452%, 6/15/41	444,200

	North Carolina — 1.1%
250,000	Durham County, NC, Build America Bonds, Public Improvements G.O., Taxable, Series B, Callable 10/1/20 @ 100, 4.845%, 10/1/29	271,955

	Texas — 0.3%
60,000	Bexar County, TX, Build America Bonds, Public Improvements G.O., Taxable, Series C, Callable 6/15/19 @ 100, 6.628%, 6/15/39	65,259

	Total Municipal Bonds (Cost $1,019,555)	1,013,605

U.S. GOVERNMENT AGENCIES — 32.0%

	Fannie Mae — 10.5%
500,000	1.875%, 9/24/26	474,072
1,000,000	6.250%, 5/15/29	1,356,961
500,000	7.125%, 1/15/30	729,856

		2,560,889

	Federal Farm Credit Bank — 13.7%
3,000,000	4.670%, 2/27/18	3,065,559
250,000	3.480%, 9/11/30	251,371

		3,316,930

	Freddie Mac — 7.8%
500,000	4.875%, 6/13/18	516,841
250,000	1.000%, 1/27/20, STEP	249,981
115,000	1.000%, 1/27/20, STEP	114,972
500,000	1.500%, 3/30/21, STEP	499,459

Continued

Sterling Capital Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — (continued)

	Freddie Mac — (continued)
$500,000	2.375%, 1/13/22	$510,494

		1,891,747

	Total U.S. Government Agencies (Cost $7,567,969)	7,769,566

U.S. TREASURY NOTES — 36.5%
400,000	1.000%, 5/15/18	399,031
500,000	1.250%, 4/30/19	498,769
1,000,000	2.125%, 8/31/20	1,016,094
1,000,000	2.000%, 2/28/21	1,011,172
1,000,000	3.125%, 5/15/21	1,052,109
285,000	1.625%, 8/15/22	281,159
535,000	2.000%, 2/15/23	535,251
1,135,000	2.750%, 2/15/24	1,180,932
500,000	2.125%, 5/15/25	496,855
280,000	2.000%, 8/15/25	275,242
500,000	2.250%, 11/15/25	500,117
785,000	1.625%, 2/15/26	746,057
250,000	1.500%, 8/15/26	233,877
200,000	2.000%, 11/15/26	195,016
440,000	2.250%, 2/15/27	437,955

	Total U.S. Treasury Notes (Cost $8,977,165)	8,859,636

Shares		Fair Value
MONEY MARKET FUND — 1.0%

244,089	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(b)	$244,089

	Total Money Market Fund (Cost $244,089)	244,089

Total Investments — 99.4% (Cost $23,984,179)		24,124,575
Net Other Assets (Liabilities) — 0.6%		136,273

NET ASSETS — 100.0%		$24,260,848

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2017. The maturity date reflected is the final maturity date.

(b)	Represents the current yield as of report date.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 14.6%

$1,835,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 1.566%, 12/25/35(a)	$1,743,706
3,000,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class B, 1.870%, 12/9/19	3,004,857
4,120,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class B, 1.880%, 3/9/20	4,128,280
4,000,000	AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.800%, 10/8/21	3,973,565
4,565,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	4,526,434
663,789	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 1.556%, 11/25/35(a)	656,764
6,000,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2016-1A, Class A, 2.990%, 6/20/22(b)	6,035,223
7,060,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	7,051,702
1,061,000	BA Credit Card Trust, Series 2014-A1, Class A, 1.539%, 6/15/21(a)	1,065,459
2,320,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 2.616%, 10/25/34(a)	2,341,976
2,500,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class A4, 1.690%, 3/20/21	2,494,293
4,110,000	Capital Auto Receivables Asset Trust, Series 2016-3, Class B, 1.890%, 5/20/21	4,070,583
8,679,000	Capital One Multi-Asset Execution Trust, Series 2016-A1, Class A1, 1.609%, 2/15/22(a)	8,730,058
315,807	CarMax Auto Owner Trust, Series 2013-2, Class A4, 0.840%, 11/15/18	315,745
7,340,000	Chase Issuance Trust, Series 2016-A4, Class A4, 1.490%, 7/15/22	7,254,150
2,478,000	Chase Issuance Trust, Series 2014-A2, Class A2, 2.770%, 3/15/23	2,545,460
1,810,645	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.282%, 6/25/37	1,857,500
2,005,791	Countrywide Asset-Backed Certificates, Series 2004-12, Class MV4, 2.641%, 3/25/35(a)	1,998,098
3,210,000	Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.120%, 12/15/21	3,233,798
9,200,000	Discover Card Execution Note Trust, Series 2017-A4, Class A4, 2.530%, 10/15/26	9,171,315
8,540,000	Discover Card Execution Note Trust, Series 2017-A5, Class A5, 1.816%, 12/15/26(a)	8,585,392
6,360,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 1.656%, 1/25/36(a)	6,248,813
3,075,000	Enterprise Fleet Financing, LLC, Series 2017-1, Class A3, 2.600%, 7/20/22(b)	3,088,224
6,034,000	Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.310%, 4/15/26(b)	6,092,396
4,200,000	Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.120%, 7/15/26(b)	4,216,599
1,511,128	GSAMP Trust, Series 2006-SEA1, Class M1, 1.716%, 5/25/36(a)(b)	1,490,067
1,823,520	Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Class M3, 1.706%, 8/25/35(a)	1,805,587
3,000,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 1.921%, 6/25/35(a)	2,892,366
3,496,003	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 1.416%, 1/25/36(a)	3,475,506

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)

$1,061,649	New Century Home Equity Loan Trust, Series 2003-4, Class M1, 2.341%, 10/25/33(a)	$1,038,292
3,550,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 1.906%, 5/25/35(a)	3,451,141
2,680,000	RAMP Trust, Series 2005-RZ4, Class M2, 1.716%, 11/25/35(a)	2,598,745
782,441	Santander Drive Auto Receivables Trust, Series 2014-5, Class B, 1.760%, 9/16/19	782,541
2,153,215	Santander Drive Auto Receivables Trust, Series 2015-3, Class B, 2.070%, 4/15/20	2,156,641
8,385,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class B, 2.260%, 6/15/20	8,403,180
3,582,922	Saxon Asset Securities Trust, Series 2004-3, Class M1, 2.116%, 12/26/34(a)	3,322,558
2,386,039	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 1.536%, 10/25/35(a)	2,377,986
1,859,354	Sofi Professional Loan Program, LLC, Series 2016-E, Class A1, 2.066%, 7/25/39(a)(b)	1,873,126
3,552,805	United States Small Business Administration, Series 2015-20H, Class 1, 2.820%, 8/1/35	3,579,301

	Total Asset Backed Securities (Cost $142,510,179)	143,677,427

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.7%

414,294	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 3.439%, 4/25/35(a)	401,866
547,280	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	575,527
1,912,425	Banc of America Funding Trust, Series 2005-B, Class 3A1, 1.442%, 4/20/35(a)	1,843,932
687,179	Banc of America Funding Trust, Series 2006-2, Class 3A1, 6.000%, 3/25/36	697,726
123,056	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	124,570
85,619	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	86,953
596,225	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	614,059
145,457	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	148,893
18,395	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	18,359
462,165	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	494,747
4,641	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	4,732
966,027	Fannie Mae, Series 2013-133, Class AV, 4.000%, 12/25/26	1,031,381
1,877,002	Fannie Mae, Series 2014-39, Class VP, 3.000%, 8/25/27	1,923,100
2,377,646	Fannie Mae, Series 2011-38, Class D, 4.500%, 5/25/41	2,581,208
3,036,085	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(a)(b)	3,076,526
1,323,982	Freddie Mac, Series -3768, Class V, 4.000%, 11/15/23	1,400,323

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value

COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)

$2,612,620	Freddie Mac, Series -4387, Class VM, 4.000%, 11/15/25	$2,782,087
1,825,561	Freddie Mac, Series -4287, Class V, 4.500%, 10/15/26	1,994,381
387,568	Freddie Mac, Series -4136, Class HZ, 3.500%, 11/15/27	402,259
2,707,618	Freddie Mac, Series -4331, Class V, 4.000%, 11/15/28	2,895,639
10,000,000	Freddie Mac, Series -4655, Class GV, 3.500%, 12/15/36	10,335,777
1,638,460	Freddie Mac, Series -3632, Class PK, 5.000%, 2/15/40	1,779,095
2,789,282	Freddie Mac, Series -4077, Class PJ, 3.500%, 11/15/40	2,906,601
819,000	Freddie Mac, Series -3762, Class LN, 4.000%, 11/15/40	884,826
5,193,934	Freddie Mac, Series -4100, Class PA, 3.000%, 1/15/42	5,283,980
1,871,387	Freddie Mac, Series -4328, Class KD, 3.000%, 8/15/43	1,926,526
11,182,805	Freddie Mac, Series -4648, Class E, 3.500%, 8/15/43	11,559,433
632,015	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	685,327
751,717	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	764,464
695,948	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	686,000
141,946	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	141,870
348,707	PHHMC Trust, Series 2007-6, Class A1, 5.829%, 12/18/37(a)	358,258
14,162	RAAC Trust, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	14,338
683,178	RAAC Trust, Series 2004-SP1, Class AI3, STEP, 6.118%, 3/25/34	698,755
694,585	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	723,195
349,021	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 3.254%, 12/25/34(a)	339,873
777,171	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	779,690
617,950	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 3.438%, 6/25/34(a)	617,284
63,355	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	64,659
604,849	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 3.082%, 1/25/35(a)	604,377
168,997	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	169,782
1,108,882	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 3.264%, 10/25/35(a)	1,109,808
123,791	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	128,905

	Total Collateralized Mortgage Obligations (Cost $65,159,496)	65,661,091

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.9%

$819,816	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	$820,914
95,457	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.557%, 11/10/42(a)	95,352
3,938,234	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	3,928,827
2,500,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T28, Class AM, 5.835%, 9/11/42(a)	2,514,440
1,473,488	Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW18, Class A4, 5.700%, 6/11/50	1,480,603
4,842,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(a)	4,999,536
2,868,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/54	2,998,396
1,540,000	CFCRE Commercial Mortgage Trust 2016-C4, Series 2016-C4, Class A2, 2.707%, 5/10/58	1,560,394
1,500,000	Citigroup Commercial Mortgage Trust, Series 2017-P7, Class A4, 3.712%, 4/14/50	1,565,815
1,000,000	COMM 2012-CCRE1 Mortgage Trust, Series 2012-CR1, Class AM, 3.912%, 5/15/45	1,050,621
3,545,000	COMM Mortgage Trust, Series 2013-CR12, Class A4, 4.046%, 10/10/46	3,782,294
892,000	COMM Mortgage Trust, Series 2014-CR16, Class A4, 4.051%, 4/10/47	950,205
1,208,000	COMM Mortgage Trust, Series 2014-LC17, Class A5, 3.917%, 10/10/47	1,277,421
1,344,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	1,392,958
1,500,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.335%, 12/10/49(a)	1,508,545
124,084	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 6.253%, 9/15/39(a)	123,943
819,498	Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, 6.520%, 2/15/41(a)	820,669
1,900,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.871%, 11/10/46(a)(b)	2,075,380
6,795,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -KS07, Class A2, 2.735%, 9/25/25	6,758,272
10,000,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K063, Class A2, 3.430%, 1/25/27(a)	10,497,335
6,410,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K064, Class A2, 3.224%, 3/25/27(a)	6,598,043
3,800,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series -K153, Class A3, 3.117%, 10/25/31(a)	3,774,654
2,429,205	FRESB Mortgage Trust, Series 2016-SB23, Class A5H, 1.980%, 9/25/36(a)	2,417,763
3,000,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	3,188,353
2,524,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	2,672,278
2,044,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(a)	2,091 ,907

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)

$1,702,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648%, 12/15/49(a)	$1,771,892
1,680,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10, Series 2013-C10, Class AS, 3.372%, 12/15/47	1,712,065
1,397,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5, 3.934%, 9/15/47	1,480,509
4,200,000	JPMCC Commercial Mortgage Securities Trust 2017-JP5, Series 2017-JP5, Class A5, 3.723%, 3/15/50	4,398,156
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/15/43(b)	3,900,872
4,000,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	4,287,034
1,730,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.414%, 9/15/45(a)	1,752,497
2,395,315	Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4, 5.690%, 2/12/51	2,405,182
1,680,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.542%, 2/12/51(a)	1,697,201
86,978	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.076%, 8/12/49(a)	86,909
290,453	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.970%, 5/15/46	290,880
660,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	698,971
5,834,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	6,107,375
75,016	Morgan Stanley Capital I Trust, Series 2007-T27, Class AM, 5.997%, 6/11/42(a)	75,581
3,483,476	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.503%, 1/11/43(a)	3,533,800
2,355,000	Morgan Stanley Capital I Trust, Series 2008-T29, Class AM, 6.503%, 1/11/43(a)	2,407,615
4,000,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class B, 5.588%, 9/15/47(a)(b)	4,402,166
640,000	Morgan Stanley Capital I Trust, Series 2011-C1, Class C, 5.588%, 9/15/47(a)(b)	696,703
2,562,000	Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4, 3.049%, 11/15/49	2,540,042
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2, 4.393%, 11/15/43(b)	2,644,172
3,156,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	3,322,708
2,065,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794%, 12/15/49	2,170,698
825,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class A4, 4.869%, 2/15/44(a)(b)	894,313
2,000,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	2,150,241
4,205,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 3/15/44(b)	4,466,038
1,250,000	WFRBS Commercial Mortgage Trust, Series 2012-C8, Class AS, 3.660%, 8/15/45	1,303,388

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$3,716,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	$3,887,777
1,008,000	WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	1,065,385

	Total Commercial Mortgage-Backed Securities (Cost $139,555,451)	137,095,088

CORPORATE BONDS — 38.2%

	Automobiles & Components — 1.0%
1,990,000	Daimler Finance North America, LLC, 1.600%, 8/3/17(b)	1,990,020
1,556,000	Ford Motor Co., 7.450%, 7/16/31	1,967,313
1,939,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	1,975,676
2,695,000	Hyundai Capital America, 2.400%, 10/30/18(b)	2,700,633
811,000	Lear Corp., 5.375%, 3/15/24	861,434

		9,495,076

	Banks — 7.4%
3,278,000	Associated Banc-Corp, 2.750%, 11/15/19	3,302,300
1,839,000	Bank of America Corp., 2.198%, 1/15/19(a)	1,862,079
4,875,000	Bank of America Corp., MTN, 6.875%, 4/25/18	5,073,066
1,788,000	Bank of America Corp., MTN, 5.875%, 2/7/42	2,240,668
1,970,000	Bank of America Corp., Series K, 8.000%,(a)(c)	2,024,175
1,993,000	Bank of Nova Scotia (The), BKNT, 2.450%, 3/22/21	2,001,703
2,567,000	Barclays PLC, 4.337%, 1/10/28	2,638,912
2,500,000	Citigroup, Inc., 2.882%, 5/15/18(a)	2,531,727
3,819,000	Citigroup, Inc., 2.279%, 5/17/24(a)	3,815,082
1,715,000	Citigroup, Inc., 4.400%, 6/10/25	1,786,860
2,908,000	Citizens Bank NA/Providence RI, 2.008%, 5/26/22(a)	2,901,681
2,256,000	Credit Suisse, MTN, 3.625%, 9/9/24	2,330,452
1,412,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/35	1,536,804
2,785,000	Huntington National Bank (The), 2.000%, 6/30/18	2,794,892
3,284,000	JPMorgan Chase & Co., 1.882%, 6/1/21(a)	3,288,545
3,429,000	JPMorgan Chase & Co., 3.875%, 9/10/24	3,537,847
3,186,000	JPMorgan Chase & Co., 4.950%, 6/1/45	3,554,187
1,922,000	JPMorgan Chase & Co., Series 1, 7.900%,(a)(c)	1,997,919
2,000,000	KeyBank NA, BKNT, 2.500%, 12/15/19	2,019,944
2,082,000	Mitsubishi UFJ Financial Group, Inc., 2.950%, 3/1/21	2,115,772
3,409,000	Nordea Bank AB, 1.672%, 5/29/20(a)(b)	3,416,588
500,000	PNC Bank NA, BKNT, 4.875%, 9/21/17	503,436
1,007,000	PNC Bank NA, BKNT, 6.000%, 12/7/17	1,025,282
1,825,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	1,939,628
2,933,000	Sumitomo Mitsui Financial Group, Inc.,
	2.934%, 3/9/21	2,979,614
2,592,000	Toronto-Dominion Bank (The), 1.832%, 8/13/19(a)	2,609,675
3,360,000	Toronto-Dominion Bank (The), 3.625%, 9/15/31(a)	3,333,725
1,856,000	Wells Fargo & Co., 1.642%, 9/14/18(a)	1,860,421
2,112,000	Westpac Banking Corp., GMTN, 4.322%, 11/23/31(a)	2,164,650

		73,187,634

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Capital Goods — 1.3%
$2,021,000	General Electric Co., Series D, 5.000%,(a)(c)	$2,145,089
2,162,000	Keysight Technologies, Inc., 4.600%, 4/6/27	2,271,118
2,381,000	L3 Technologies, Inc., 3.850%, 12/15/26	2,454,463
2,129,000	Masco Corp., 4.375%, 4/1/26	2,271,004
1,245,000	SBA Tower Trust, 2.898%, 10/8/19(b)	1,251,558
2,023,000	Textron, Inc., 3.650%, 3/1/21	2,085,598

		12,478,830

	Commercial & Professional Services — 0.5%
1,400,000	Republic Services, Inc., 3.550%, 6/1/22	1,457,149
1,392,000	Waste Management, Inc., 4.100%, 3/1/45	1,458,792
1,913,000	WPP Finance 2010, 3.625%, 9/7/22	1,985,596

		4,901,537

	Consumer Durables & Apparel — 0.8%
1,807,000	Cintas Corp. No 2, 3.700%, 4/1/27	1,863,454
2,001,000	Coach, Inc., 4.125%, 7/15/27	1,979,217
1,864,000	Hanesbrands, Inc., 4.625%, 5/15/24(b)	1,891,960
2,165,000	NVR, Inc., 3.950%, 9/15/22	2,266,608

		8,001,239

	Diversified Financials — 3.1%
1,928,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	2,018,061
2,398,000	Ally Financial, Inc., 3.600%, 5/21/18	2,424,977
2,651,000	American Express Credit Corp., 1.502%, 5/3/19(a)	2,658,537
1,348,000	Arch Capital Finance, LLC, 5.031%, 12/15/46	1,498,631
1,800,000	Athene Global Funding, 2.875%, 10/23/18(b)	1,809,248
974,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	1,411,833
5,110,000	Goldman Sachs Group, Inc. (The), 2.313%, 4/23/20(a)	5,195,317
2,577,000	Goldman Sachs Group, Inc. (The), 6.250%, 2/1/41	3,366,312
768,000	Jefferies Group, LLC, 4.850%, 1/15/27	802,768
6,665,000	Morgan Stanley, MTN, 3.125%, 7/27/26	6,480,026
2,606,000	National Rural Utilities Cooperative Finance Corp., 4.750%, 4/30/43(a)	2,661,667

		30,327,377

	Energy — 5.1%
2,090,000	Buckeye Partners LP, 4.150%, 7/1/23	2,146,399
1,869,000	Canadian Natural Resources, Ltd., 3.850%, 6/1/27	1,853,857
2,200,000	Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27(b)	2,255,000
1,942,000	Cimarex Energy Co., 3.900%, 5/15/27	1,952,629
1,968,000	Diamondback Energy, Inc., 4.750%, 11/1/24(b)	1,958,160
3,183,000	Enable Midstream Partners L.P., 3.900%, 5/15/24	3,156,530
2,685,000	Energy Transfer Partners LP, 4.750%, 1/15/26	2,793,259
2,540,000	EnLink Midstream Partners LP, 5.050%, 4/1/45	2,357,166
1,180,000	Enterprise Products Operating, LLC, 5.950%, 2/1/41	1,397,901
1,262,000	Hess Corp., 4.300%, 4/1/27	1,232,701
1,010,000	Hess Corp., 7.875%, 10/1/29	1,221,181
2,384,000	HollyFrontier Corp., 5.875%, 4/1/26	2,526,322
2,124,000	MPLX L.P., 5.200%, 3/1/47	2,187,457
1,837,000	Nabors Industries, Inc., 5.500%, 1/15/23(b)	1,740,557
856,000	NuStar Logistics LP, 8.150%, 4/15/18	894,520
1,353,000	Occidental Petroleum Corp., 3.000%, 2/15/27	1,317,496

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Energy — (continued)
$ 700,000	Occidental Petroleum Corp., 4.100%, 2/15/47	$697,120
3,182,000	ONEOK, Inc., 7.500%, 9/1/23	3,794,535
1,831,000	QEP Resources, Inc., 5.375%, 10/1/22	1,762,337
1,629,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	1,661,580
2,420,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	2,669,403
1,212,000	Shell International Finance BV, 4.550%, 8/12/43	1,296,887
1,871,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	2,084,642
2,071,000	Tesoro Corp., 5.375%, 10/1/22	2,143,485
3,107,000	Williams Partners LP, 3.900%, 1/15/25	3,141,134

		50,242,258

	Food & Staples Retailing — 0.2%
2,013,000	Reynolds American, Inc., 5.850%, 8/15/45	2,465,522

	Food, Beverage & Tobacco — 0.7%
2,087,000	Anheuser-Busch InBev Finance, Inc., 4.900%, 2/1/46	2,355,474
2,465,000	Cott Holdings, Inc., 5.500%, 4/1/25(b)	2,514,300
1,970,000	PepsiCo, Inc., 3.450%, 10/6/46	1,850,921

		6,720,695

	Health Care Equipment & Services — 0.3%
1,754,000	Boston Scientific Corp., 3.375%, 5/15/22	1,805,597
918,000	Medtronic, Inc., 4.375%, 3/15/35	1,002,700

		2,808,297

	Insurance — 4.8%
2,291,000	American Equity Investment Life Holding Co., 5.000%, 6/15/27	2,358,298
1,624,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	1,731,926
2,561,000	Brighthouse Financial, Inc., 4.700%, 6/22/47(b)	2,528,306
3,192,000	CBRE Services, Inc., 5.250%, 3/15/25	3,475,986
1,960,000	Dai-ichi Life Insurance Co., Ltd. (The), 5.100%,(a)(b)(c)	2,076,620
1,750,000	Horace Mann Educators Corp., 4.500%, 12/1/25	1,801,032
2,180,000	KKR Group Finance Co. III, LLC, 5.125%, 6/1/44(b)	2,306,383
1,750,000	Liberty Mutual Group, Inc., 7.800%, 3/15/37(b)	2,179,853
2,432,000	Manulife Financial Corp., 4.061%, 2/24/32(a)	2,453,684
288,000	Massachusetts Mutual Life Insurance Co., 8.875%, 6/1/39(b)	471,897
2,000,000	Meiji Yasuda Life Insurance Co., 5.200%, 10/20/45(a)(b)	2,145,000
1,000,000	MetLife, Inc., 7.717%, 2/15/19	1,092,275
2,205,000	Ohio National Life Insurance Co., 6.875%, 6/15/42(b)	2,809,931
715,000	Oil Insurance, Ltd., 4.278%,(a)(b)(c)	647,075
1,947,000	Pacific LifeCorp, 5.125%, 1/30/43(b)	2,173,152
1,847,000	RenaissanceRe Finance, Inc., 3.450%, 7/1/27	1,816,222
1,450,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	1,484,385
2,949,000	Sammons Financial Group, Inc., 4.450%, 5/12/27(b)	3,001,943
2,049,000	Symetra Financial Corp., 4.250%, 7/15/24	2,079,669
3,140,000	TIAA Asset Management Finance Co., LLC, 2.950%, 11/1/19(b)	3,184,877
1,747,000	Transatlantic Holdings, Inc., 8.000%, 11/30/39	2,381,465
1,100,000	Validus Holdings, Ltd., 8.875%, 1/26/40	1,591,102

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Insurance — (continued)
$1,937,000	XLIT, Ltd., 4.450%, 3/31/25	$1,996,894

		47,787,975

	Materials — 2.2%
1,885,000	CRH America Finance, Inc., 3.400%, 5/9/27(b)	1,885,109
1,713,000	EI du Pont de Nemours & Co., 1.700%, 5/1/20(a)	1,723,297
2,125,000	Freeport-McMoRan, Inc., 2.300%, 11/14/17	2,119,687
2,476,000	Glencore Funding, LLC, 4.125%, 5/30/23(b)	2,540,599
2,585,000	International Paper Co., 4.400%, 8/15/47	2,601,813
1,975,000	Martin Marietta Materials, Inc., 3.450%, 6/1/27	1,964,704
1,735,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	1,817,982
2,302,000	Southern Copper Corp., 5.875%, 4/23/45	2,461,047
1,632,000	Vulcan Materials Co., 4.500%, 6/15/47	1,650,244
2,370,000	Westlake Chemical Corp., 5.000%, 8/15/46	2,503,419

		21,267,901

	Media — 1.2%
4,257,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	5,109,307
2,365,000	Comcast Corp., 4.200%, 8/15/34	2,504,421
4,684,000	NBCUniversal Enterprise, Inc., 1.699%, 4/1/21(a)(b)	4,695,794

		12,309,522

	Pharmaceuticals, Biotechnology & Life Sciences — 0.8%
2,882,000	AbbVie, Inc., 2.900%, 11/6/22	2,909,111
2,416,000	Celgene Corp., 5.000%, 8/15/45	2,720,409
2,140,000	Quintiles IMS Inc., 4.875%, 5/15/23(b)	2,190,825

		7,820,345

	Real Estate — 3.4%
2,175,000	Alexandria Real Estate Equities, Inc., REIT, 2.750%, 1/15/20	2,189,934
1,137,000	American Tower Corp., REIT, 5.050%, 9/1/20	1,224,731
2,196,000	Brixmor Operating Partnership LP, REIT, 4.125%, 6/15/26	2,183,259
2,270,000	Crown Castle International Corp., REIT, 4.450%, 2/15/26	2,411,117
2,174,000	DDR Corp., REIT, 4.625%, 7/15/22	2,276,193
739,000	Duke Realty LP, REIT, 3.250%, 6/30/26	725,689
1,775,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(b)	1,983,397
2,446,000	HCP, Inc., REIT, 4.000%, 6/1/25	2,505,558
1,976,000	Healthcare Trust of America Holdings LP, REIT, 3.700%, 4/15/23	2,015,963
1,622,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	1,653,931
709,000	iStar, Inc., REIT, 4.000%, 11/1/17	709,000
1,872,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	1,971,162
1,331,000	Kimco Realty Corp., REIT, 3.400%, 11/1/22	1,356,831
550,000	Ontario Teachers’ Cadillac Fairview Properties Trust, 3.875%, 3/20/27(b)	563,677
3,039,000	Physicians Realty L.P., REIT, 4.300%, 3/15/27	3,079,814
639,000	Prologis LP, 3.750%, 11/1/25	665,238
1,154,000	Scentre Group Trust 1 / Scentre Group Trust 2, REIT, 3.750%, 3/23/27(b)	1,164,654
2,635,000	Spirit Realty L.P., 4.450%, 9/15/26	2,503,877
1,875,000	WEA Finance, LLC / Westfield UK & Europe Finance PLC, REIT, 4.750%, 9/17/44(b)	1,892,745

Principal Amount		Fair Value
CORPORATE BONDS — (continued)

	Real Estate — (continued)
$471,000	Welltower, Inc., REIT, 4.950%, 1/15/21	$506,220

		33,582,990

	Retailing — 1.0%
1,874,000	Dollar Tree, Inc., 5.750%, 3/1/23	1,977,632
3,455,000	ERAC USA Finance, LLC, 4.200%, 11/1/46(b)	3,252,188
1,796,000	The Home Depot, Inc., 5.875%, 12/16/36	2,339,570
2,627,000	O’Reilly Automotive, Inc., 3.550%, 3/15/26	2,645,013

		10,214,403

	Semiconductors & Semiconductor Equipment — 0.4%
2,990,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.875%, 1/15/27(b)	3,070,431
1,388,000	QUALCOMM, Inc., 1.648%, 5/20/20(a)	1,394,263

		4,464,694

	Software & Services — 0.3%
500,000	Gartner, Inc., 5.125%, 4/1/25(b)	525,205
2,298,000	Microsoft Corp., 4.750%, 11/3/55	2,624,930

		3,150,135

	Technology Hardware & Equipment — 0.5%
2,347,000	Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.020%, 6/15/26(b)	2,585,242
2,050,000	Harris Corp., 4.854%, 4/27/35	2,244,666

		4,829,908

	Telecommunication Services — 1.5%
2,757,000	AT&T, Inc., 3.000%, 6/30/22	2,758,425
3,525,000	AT&T, Inc., 4.750%, 5/15/46	3,456,629
1,185,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(b)	1,273,984
3,714,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	3,746,498
3,393,000	Verizon Communications, Inc., 5.012%, 4/15/49(b)	3,426,614

		14,662,150

	Transportation — 0.7%
1,619,000	Burlington Northern Santa Fe, LLC, 4.950%, 9/15/41	1,876,981
2,295,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(b)	2,507,111
2,100,000	Ryder System, Inc., MTN, 2.500%, 5/11/20	2,111,414

		6,495,506

	Utilities — 1.0%
2,275,000	CMS Energy Corp., 4.700%, 3/31/43	2,417,224
2,385,000	Dominion Energy, Inc., 2.579%, 7/1/20	2,397,321
2,425,000	Indiana Michigan Power Co., Series K, 4.550%, 3/15/46	2,652,707
1,903,000	Progress Energy, Inc., 3.150%, 4/1/22	1,942,683

		9,409,935

	Total Corporate Bonds (Cost $370,214,203)	376,623,929

MORTGAGE-BACKED SECURITIES — 8.3%

	Fannie Mae — 4.5%
10,982	5.000%, 8/1/20, Pool #832058	11,246
46,257	6.000%, 7/1/22, Pool #944967	46,863
82,706	5.000%, 9/1/25, Pool #255892	90,290

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$2,508,185	4.000%, 6/1/34, Pool #MA1922	$2,661,186
87,270	6.500%, 1/1/35, Pool #809198	96,637
2,445,423	4.000%, 3/1/35, Pool #MA2211	2,594,922
51,296	7.000%, 6/1/35, Pool #255820	57,313
105,448	6.500%, 3/1/36, Pool #866062	121,350
112,926	6.500%, 7/1/36, Pool #885493	126,253
997,088	5.500%, 8/1/37, Pool #995082	1,116,646
615,964	4.500%, 10/1/39, Pool #AC2645	664,083
436,361	5.000%, 6/1/40, Pool #AD4927	476,951
345,289	5.000%, 6/1/40, Pool #AD8718	377,654
1,230,693	4.500%, 12/1/40, Pool #AH1100	1,328,862
424,829	4.500%, 3/1/41, Pool #AB2467	461,254
922,699	4.500%, 5/1/41, Pool #AI1023	997,661
600,685	4.500%, 11/1/41, Pool #AJ4994	649,948
914,092	4.500%, 12/1/41, Pool #AJ7696	987,940
1,960,992	3.500%, 6/1/42, Pool #AB5373	2,022,472
2,834,596	3.500%, 5/1/43, Pool #AB9368	2,917,537
1,806,027	3.500%, 5/1/43, Pool #AL3605	1,867,580
2,974,826	3.500%, 8/1/43, Pool #AU0613	3,071,109
1,372,686	4.500%, 11/1/44, Pool #MA2100	1,474,919
2,811,091	4.500%, 1/1/45, Pool #MA2158	3,019,545
4,726,690	4.000%, 3/1/45, Pool #MA2217	4,971,128
3,824,238	4.000%, 6/1/46, Pool #MA2653	4,022,006
5,280,740	4.500%, 7/1/46, Pool #AS7568	5,665,501
2,070,782	4.000%, 11/1/46, Pool #MA2808	2,177,871

		44,076,727

	Freddie Mac — 3.8%
83,449	5.500%, 10/1/21, Pool #G12425	87,922
78,399	5.000%, 12/1/21, Pool #J04025	80,442
132,678	5.000%, 7/1/25, Pool #C90908	144,025
394,438	2.500%, 1/1/28, Pool #J22069	399,310
1,581,076	3.500%, 7/1/30, Pool #G18562	1,649,929
249,766	4.000%, 11/1/31, Pool #C91410	265,409
121,425	5.000%, 3/1/36, Pool #G08115	132,723
4,170,285	4.000%, 4/1/36, Pool #C91874	4,433,214
19,118	6.500%, 5/1/36, Pool #A48509	21,133
6,136,915	3.500%, 6/1/36, Pool #C91875	6,390,848
34,037	5.000%, 7/1/36, Pool #G02291	37,229
3,484,215	3.500%, 8/1/36, Pool #C91888	3,628,396
375,269	6.500%, 9/1/36, Pool #G08152	420,962
6,784,483	3.500%, 11/1/36, Pool #C91906	7,065,234
126,743	5.000%, 2/1/37, Pool #A57714	138,432
2,590,733	4.000%, 5/1/37, Pool #C91938	2,752,197
145,262	4.500%, 10/1/39, Pool #A89346	156,128
496,602	5.000%, 6/1/40, Pool #C03479	544,351
1,257,850	5.000%, 7/1/40, Pool #A93070	1,379,450
167,485	5.000%, 9/1/40, Pool #C03518	183,336
1,650,618	4.000%, 12/1/42, Pool #G07266	1,742,913
1,261,960	3.500%, 5/1/43, Pool #Q18305	1,302,153
1,043,152	4.000%, 5/1/44, Pool #V81186	1,097,926
497,105	4.000%, 7/1/44, Pool #G08595	523,206
539,576	4.000%, 9/1/44, Pool #Q28299	567,908
2,435,724	4.000%, 8/1/46, Pool #G08717	2,563,618

		37,708,394

	Ginnie Mae — 0.0%
253,006	5.000%, 2/15/40, Pool #737037	277,021

	Total Mortgage-Backed Securities (Cost $82,247,115)	82,062,142

Principal Amount		Fair Value

MUNICIPAL BONDS — 7.8%

	Alabama — 0.3%
$3,000,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue, Series B, 4.263%, 9/15/32	$3,154,410

	California — 1.6%
1,889,000	California Institute of Technology, 4.283%, 9/1/16	1,712,499
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	4,026,562
2,100,000	Sacramento County Sanitation Districts Financing Authority, Refunding Revenue, Taxable, Series B, 2.810%, 12/1/21	2,153,718
1,285,000	State of California, Build America Bonds, School Improvements G.O., 7.625%, 3/1/40	1,957,775
4,050,000	University of California, Limited Project, Refunding Revenue, Taxable, Series J, 3.359%, 5/15/25	4,158,824
1,850,000	University of California, University & College Improvements, Taxable Revenue, Series AN, 3.338%, 5/15/22	1,929,162

		15,938,540

	Connecticut — 0.3%
3,000,000	State of Connecticut Special Tax Revenue, Build America Bonds, Transition Infrastructure, Series B, 4.126%, 11/1/20	3,156,750

	District of Columbia — 0.2%
1,835,000	George Washington University (The), Series 2012, 3.485%, 9/15/22	1,902,844

	Hawaii — 0.1%
750,000	State of Hawaii, Public Improvements G.O., Taxable, Series FJ, 1.921%, 10/1/22	731,543

	Illinois — 0.5%
1,800,000	State of Illinois, Public Improvements, Taxable Building Revenue, 3.481%, 6/15/26	1,779,462
3,130,000	State of Illinois, Public Improvements, Taxable Revenue, Series B, 2.620%, 6/15/26	2,889,773

		4,669,235

	Kentucky — 0.3%
2,900,000	Lexington-Fayette Urban County Airport Board, Taxable Revenue, Series C, 2.450%, 7/1/23	2,902,465

	New Jersey — 0.3%
1,335,000	New Jersey Economic Development Authority, Advance Refunding Revenue, Series B, 5.000%, 11/1/19	1,405,301
1,305,000	New Jersey Economic Development Authority, School Facilities Construction, Refunding Revenue, Series 00, 1.648%, 3/1/18	1,299,297

		2,704,598

	New York — 1.6%
3,020,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.330%, 2/1/28	3,017,040

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	New York — (continued)
$6,575,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Series B-3, Callable 8/1/26 @ 100, 2.770%, 8/1/28	$6,297,864
1,255,000	New York State Dormitory Authority, Health Department, Current Refunding Revenue Bonds, Series A, 3.000%, 7/1/17	1,255,075
2,000,000	New York State Dormitory Authority, Public Improvements, Taxable Revenue, Series D, 2.550%, 3/15/21	2,031,480
750,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.445%, 6/15/20	754,043
900,000	New York State Environmental Facilities Corp., State Revolving Funds, Refunding Revenue, Taxable, Series C, 2.745%, 6/15/22	902,241
1,640,000	New York, NY, Build America Bonds, Public Improvements G.O., 4.874%, 3/1/21	1,777,284

		16,035,027

	North Carolina — 0.5%
2,600,000	Duke University, 3.299%, 10/1/46	2,487,727
2,000,000	Wake Forest University Baptist Medical Center, Callable 3/1/26 @ 100, 3.093%, 6/1/26	1,956,202

		4,443,929

	Ohio — 0.5%
5,658,000	Premier Health Partners, Series G, Callable 5/15/26 @ 100, 2.911%, 11/15/26	5,350,256

	Pennsylvania — 0.7%
1,005,000	Commonwealth Financing Authority, School Improvements, Taxable Revenue, Series A, 4.014%, 6/1/33	1,043,743
4,375,000	Lehigh University, 3.479%, 11/15/46	4,001,515
2,260,000	Philadelphia Authority for Industrial Development, Refunding Revenue, Taxable, 3.664%, 4/15/22	2,277,063

		7,322,321

	Tennessee — 0.3%
3,450,000	Metropolitan Government Nashville & Davidson County Health & Educational, Vanderbilt University & College Improvements, Taxable, Refunding Revenue, 2.790%, 10/1/28	3,324,765

	Texas — 0.6%
4,100,000	New Hope Cultural Education Facilities Finance Corp., Texas A&M University Cain Hall Red & College Improvements, Taxable Revenue, 1.806%, 4/1/21	4,028,291
1,500,000	Texas Transportation Commission State Highway, Highway Improvements, Series A, 4.000%, 10/1/17	1,512,210

		5,540,501

	Total Municipal Bonds (Cost $77,707,956)	77,177,184

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — 0.4%

	Federal Home Loan Bank — 0.4%
$4,105,000	2.900%, 6/28/27	$4,064,389

	Total U.S. Government Agencies (Cost $4,105,000)	4,064,389

U.S. TREASURY BONDS — 1.4%
11,760,900	3.125%, 2/15/43	12,425,203
1,006,700	2.500%, 2/15/45	939,495

	Total U.S. Treasury Bonds (Cost $13,056,135)	13,364,698

U.S. TREASURY NOTES — 6.7%
9,506,900	1.188%, 1/31/19(a)	9,519,715
26,134,000	1.118%, 4/30/19(a)	26,128,564
3,852,100	1.375%, 4/30/20	3,834,796
8,452,800	1.875%, 2/28/22	8,463,036
4,262,400	1.500%, 8/15/26	3,987,509
12,213,400	3.500%, 2/15/39	13,798,760

	Total U.S. Treasury Notes (Cost $65,159,235)	65,732,380

Shares
PREFERRED STOCKS — 0.4%

	Banks — 0.2%
65,135	US Bancorp, Series F, 6.500%	1,933,858

	Real Estate — 0.2%
72,800	Chesapeake Lodging Trust, REIT, Series A, 7.750%	1,818,544

	Total Preferred Stocks (Cost $3,569,061)	3,752,402

MONEY MARKET FUND — 1.4%
13,741,984	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(d)	13,741,984

	Total Money Market Fund (Cost $13,741,984)	13,741,984

Total Investments — 99.8% (Cost $977,025,815)		982,952,714
Net Other Assets (Liabilities) — 0.2%		1,982,727

NET ASSETS — 100.0%		$984,935,441

Continued

Sterling Capital Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2017. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Security is perpetual in nature and has no stated maturity date.
(d)	Represents the current yield as of report date.

BKNT — Bank Note

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Corporate Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — 98.0%
	Automobiles & Components — 1.3%
$78,000	General Motors Financial Co., Inc., 3.200%, 7/13/20	$ 79,475
250,000	Hyundai Capital America, 2.000%, 3/19/18(a)	250,168
68,000	Lear Corp., 5.375%, 3/15/24	72,229

		401,872

	Banks — 16.5%
200,000	Associated Banc-Corp, 2.750%, 11/15/19	201,483
750,000	Bank of America Corp., GMTN, 3.300%, 1/11/23	764,773
375,000	Bank of America Corp., Series K, 8.000%,(b)(c)	385,313
233,000	Bank of Nova Scotia (The), BKNT, 2.450%, 3/22/21	234,018
300,000	Barclays PLC, 4.337%, 1/10/28	308,404
235,000	Citigroup, Inc., 2.650%, 10/26/20	237,248
400,000	Citigroup, Inc., 4.400%, 6/10/25	416,760
250,000	Citizens Bank NA, BKNT, 2.008%, 5/26/22(c)	249,457
475,000	JPMorgan Chase & Co., 3.875%, 9/10/24	490,078
370,000	JPMorgan Chase & Co., Series 1, 7.900%,(b)(c)	384,615
225,000	KeyCorp, MTN, 5.100%, 3/24/21	246,181
157,000	Morgan Stanley, GMTN, 6.625%, 4/1/18	162,575
255,000	National City Corp., 6.875%, 5/15/19	277,466
145,000	Prudential Financial, Inc., 8.875%, 6/15/38(c)	154,107
307,000	Toronto-Dominion Bank (The), 3.625%, 9/15/31(c)	304,599
150,000	US Bancorp, MTN, 2.950%, 7/15/22	152,575

		4,969,652

	Capital Goods — 6.7%
327,000	General Electric Co., Series D, 5.000%,(b)(c)	347,078
228,000	Keysight Technologies, Inc., 4.600%, 4/6/27	239,507
219,000	L3 Technologies, Inc., 3.850%, 12/15/26	225,757
210,000	Masco Corp., 4.375%, 4/1/26	224,007
115,000	Roper Technologies, Inc., 2.800%, 12/15/21	115,979
300,000	SBA Tower Trust, 2.898%, 10/8/19(a)	301,580
345,000	Textron, Inc., 3.650%, 3/1/21	355,675
221,000	United Technologies Corp., 2.800%, 5/4/24	221,685

		2,031,268

	Commercial & Professional Services — 0.5%
135,000	Waste Management, Inc., 4.600%, 3/1/21	145,686

	Consumer Durables & Apparel — 2.1%
150,000	Hanesbrands, Inc., 4.625%, 5/15/24(a)	152,250
230,000	Mohawk Industries, Inc., 3.850%, 2/1/23	237,470
220,000	NVR, Inc., 3.950%, 9/15/22	230,325

		620,045

	Diversified Financials — 11.8%
249,000	AerCap Ireland Capital, DAC/AerCap Global Aviation Trust, 4.250%, 7/1/20	260,631
360,000	Ally Financial, Inc., 3.600%, 5/21/18	364,050
190,000	Ares Finance Co., LLC, 4.000%, 10/8/24(a)	182,425
350,000	Athene Global Funding, 2.875%, 10/23/18(a)	351,798
210,000	Blackstone Holdings Finance Co., LLC, 6.625%, 8/15/19(a)	229,223
224,000	Carlyle Holdings Finance, LLC, 3.875%, 2/1/23(a)	230,017
270,000	Goldman Sachs Group, Inc. (The), 2.313%, 4/23/20(c)	274,508

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Diversified Financials — (continued)
$315,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/23	$ 325,117
378,000	Goldman Sachs Group, Inc. (The), 4.250%, 10/21/25	390,723
60,000	Jefferies Group, LLC, 4.850%, 1/15/27	62,716
200,000	KKR Group Finance Co., LLC, 6.375%, 9/29/20(a)	224,715
210,000	Nationwide Financial Services, Inc., 5.375%, 3/25/21(a)	230,311
146,000	Ryder System, Inc., MTN, 2.350%, 2/26/19	146,603
295,000	TD Ameritrade Holding Corp., 3.300%, 4/1/27	294,629

		3,567,466

	Energy — 14.0%
210,000	Buckeye Partners LP, 2.650%, 11/15/18	211,120
225,000	Canadian Natural Resources, Ltd., 2.950%, 1/15/23	223,207
151,000	Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27(a)	154,775
128,000	Cimarex Energy Co., 3.900%, 5/15/27	128,701
250,000	Columbia Pipeline Group, Inc., 3.300%, 6/1/20	256,154
189,000	Diamondback Energy, Inc., 4.750%, 11/1/24(a)	188,055
223,000	Enable Midstream Partners L.P., 3.900%, 5/15/24	221,146
180,000	Energy Transfer LP, 4.750%, 1/15/26	187,258
114,000	Hess Corp., 4.300%, 4/1/27	111,353
89,000	Hess Corp., 7.875%, 10/1/29	107,609
147,000	HollyFrontier Corp., 5.875%, 4/1/26	155,776
213,000	MPLX L.P., 4.125%, 3/1/27	213,725
140,000	Nabors Industries, Inc., 5.500%, 1/15/23(a)	132,650
214,000	ONEOK, Inc., 7.500%, 9/1/23	255,195
108,000	QEP Resources, Inc., 5.375%, 10/1/22	103,950
235,000	Regency Energy Partners LP/Regency Energy Finance Corp., 6.500%, 7/15/21	239,700
137,000	Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	151,119
200,000	Schlumberger Holdings Corp., 3.000%, 12/21/20(a)	203,639
305,000	Spectra Energy Capital, LLC, 8.000%, 10/1/19	339,827
146,000	Tesoro Corp., 5.375%, 10/1/22	151,110
243,000	Western Gas Partners LP, 4.000%, 7/1/22	249,097
230,000	Williams Partners LP, 3.900%, 1/15/25	232,527

		4,217,693

	Food, Beverage & Tobacco — 1.4%
225,000	Anheuser-Busch InBev Finance, Inc., 3.300%, 2/1/23	231,689
185,000	Cott Holdings, Inc., 5.500%, 4/1/25(a)	188,700

		420,389

	Health Care Equipment & Services — 0.6%
190,000	Boston Scientific Corp., 3.375%, 5/15/22	195,589

	Insurance — 13.3%
255,000	Alleghany Corp., 4.950%, 6/27/22	279,359
147,000	American Equity Investment Life Holding Co., 5.000%, 6/15/27	151,318
260,000	Aspen Insurance Holdings, Ltd., 4.650%, 11/15/23	277,279
280,000	CBRE Services, Inc., 5.250%, 3/15/25	304,911
303,000	Horace Mann Educators Corp., 4.500%, 12/1/25	311,836
245,000	Liberty Mutual Group, Inc., 4.250%, 6/15/23(a)	260,652

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Insurance — (continued)
$475,000	Morgan Stanley, GMTN, 3.700%, 10/23/24	$ 487,473
224,000	Nuveen Finance, LLC, 2.950%, 11/1/19(a)	227,201
200,000	Ohio National Financial Services, Inc., 6.375%, 4/30/20(a)	218,791
165,000	Oil Insurance, Ltd., 4.278%,(a)(b)(c)	149,325
200,000	Pacific LifeCorp, 6.000%, 2/10/20(a)	216,753
167,000	RenaissanceRe Finance, Inc., 3.450%, 7/1/27	164,217
165,000	Royal Bank of Scotland Group PLC, 4.700%, 7/3/18	168,913
220,000	Sammons Financial Group, Inc., 4.450%, 5/12/27(a)	223,950
270,000	Symetra Financial Corp., 4.250%, 7/15/24	274,041
295,000	XLIT, Ltd., 4.450%, 3/31/25	304,122

		4,020,141

	Materials — 4.1%
183,000	Celanese U.S. Holdings, LLC, 5.875%, 6/15/21	205,280
200,000	CRH America Finance, Inc., 3.400%, 5/9/27(a)	200,012
140,000	FMC Corp., 3.950%, 2/1/22	145,207
146,000	Glencore Funding, LLC, 4.125%, 5/30/23(a)	149,809
367,000	Sherwin-Williams Co. (The), 3.450%, 6/1/27	369,424
155,000	Westlake Chemical Corp., 4.875%, 5/15/23	161,394

		1,231,126

	Media — 2.5%
350,000	Charter Communications Operating, LLC / Charter Communications Operating Capital, 4.908%, 7/23/25	378,112
110,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	147,316
240,000	ERAC USA Finance, LLC, 2.800%, 11/1/18(a)	242,499

		767,927

	Pharmaceuticals, Biotechnology & Life Sciences — 1.0%
295,000	Quintiles IMS Inc., 4.875%, 5/15/23(a)	302,006

	Real Estate — 11.5%
192,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	205,175
300,000	American Tower Corp., REIT, 5.050%, 9/1/20	323,148
141,000	Brixmor Operating Partnership LP, REIT, 4.125%, 6/15/26	140,182
204,000	DDR Corp., REIT, 4.625%, 7/15/22	213,589
218,000	GAIF Bond Issuer Pty Ltd., 3.400%, 9/30/26(a)	214,144
300,000	Goodman Funding Pty, Ltd., REIT, 6.375%, 11/12/20(a)	335,222
200,000	HCP, Inc., REIT, 4.000%, 6/1/25	204,870
230,000	Healthcare Trust of America Holdings LP, REIT, 3.375%, 7/15/21	234,602
233,000	Host Hotels & Resorts LP, REIT, Series D, 3.750%, 10/15/23	237,587
109,000	iStar, Inc., REIT, 4.000%, 11/1/17	109,000
233,000	Jones Lang LaSalle, Inc., 4.400%, 11/15/22	245,342
208,000	Kimco Realty Corp. REIT, 3.400%, 11/1/22	212,037
189,000	Physicians Realty L.P., REIT, 4.300%, 3/15/27	191,538
79,000	Prologis LP, 3.750%, 11/1/25	82,244
106,000	Scentre Group Trust 1 / Scentre Group Trust 2, REIT, 3.750%, 3/23/27(a)	106,979
281,000	Spirit Realty LP, REIT, 4.450%, 9/15/26	267,017
145,000	Vornado Realty L.P., REIT, 2.500%, 6/30/19	146,145

		3,468,821

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Retailing — 1.8%
$150,000	Coach, Inc., 3.000%, 7/15/22	$ 147,895
155,000	Dollar Tree, Inc., 5.750%, 3/1/23	163,572
220,000	O’Reilly Automotive, Inc., 3.550%, 3/15/26	221,509

		532,976

	Semiconductors & Semiconductor Equipment — 2.1%
158,000	Broadcom Corp. / Broadcom Cayman Finance, Ltd., 3.875%, 1/15/27(a)	162,250
250,000	Intel Corp., 1.532%, 5/11/22(c)	250,348
200,000	NXP BV / NXP Funding, LLC, 4.125%, 6/1/21(a)	210,600

		623,198

	Technology Hardware & Equipment — 0.6%
157,000	Dell International, LLC / EMC Corp., 6.020%, 6/15/26(a)	172,937

	Telecommunication Services — 3.1%
105,000	AT&T, Inc., 3.000%, 6/30/22	105,054
300,000	Crown Castle Towers, LLC, 6.113%, 1/15/20(a)	322,528
205,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(a)	206,794
277,000	Verizon Communications, Inc., 5.150%, 9/15/23	307,688

		942,064

	Transportation — 0.9%
250,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.875%, 7/11/22(a)	273,106

	Utilities — 2.2%
200,000	Dominion Energy, Inc., 5.200%, 8/15/19	212,946
220,000	Dominion Energy, Inc., 2.579%, 7/1/20	221,137
235,000	Southern Co. (The), 2.750%, 6/15/20	237,734

		671,817

	Total Corporate Bonds (Cost $29,151,171)	29,575,779

Continued

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Shares		Fair Value
PREFERRED STOCKS — 0.5%
	Real Estate — 0.5%
5,675	Chesapeake Lodging Trust, REIT, Series A, 7.750%	$141,761

	Total Preferred Stocks (Cost $144,697)	141,761

MONEY MARKET FUND — 0.8%
258,094	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(d)	258,094

	Total Money Market Fund (Cost $258,094)	258,094

Total Investments — 99.3% (Cost $29,553,962)		29,975,634
Net Other Assets (Liabilities) — 0.7%		215,892

NET ASSETS — 100.0%		$30,191,526

(a)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	Security is perpetual in nature and has no stated maturity date.
(c)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2017. The maturity date reflected is the final maturity date.

(d)	Represents the current yield as of report date.

BKNT — Bank Note

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 23.6%
$565,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class 1A4, 1.566%, 12/25/35(a)	$ 536,890
400,000	AmeriCredit Automobile Receivables Trust, Series 2016-4, Class B, 1.830%, 12/8/21	396,621
208,619	Argent Securities, Inc. Pass Through Certificates, Series 2005-W3, Class A2D, 1.556%, 11/25/35(a)	206,412
500,000	Avis Budget Rental Car Funding AESOP, LLC, Series 2017-1A, Class A, 3.070%, 9/20/23(b)	499,412
300,000	Bear Stearns Asset Backed Securities I Trust, Series 2004-BO1, Class M5, 2.616%, 10/25/34(a)	302,842
154,991	Bear Stearns Asset Backed Securities I Trust 2004-HE11, Series 2004-HE11, Class M2, 2.791%, 12/25/34(a)	157,645
350,000	Capital Auto Receivables Asset Trust, Series 2015-3, Class B, 2.430%, 9/21/20	352,719
450,000	Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.150%, 6/15/39	596,259
175,678	Citicorp Residential Mortgage Trust, STEP, Series 2007-2, Class A6, 5.282%, 6/25/37	180,225
420,000	Discover Card Execution Note Trust, Series 2017-A4, Class A4, 2.530%, 10/15/26	418,690
640,000	Encore Credit Receivables Trust, Series 2005-4, Class M2, 1.656%, 1/25/36(a)	628,811
15,000	Ford Credit Auto Owner Trust, Series 2014-B, Class C, 1.950%, 2/15/20	15,046
472,227	GSAMP Trust, Series 2006-SEA1, Class M1, 1.716%, 5/25/36(a)(b)	465,646
460,000	Home Equity Asset Trust, Series 2005-7, Class M1, 1.666%, 1/25/36(a)	457,786
200,000	Home Equity Asset Trust, Series 2005-8, Class M1, 1.646%, 2/25/36(a)	199,501
500,000	JP Morgan Mortgage Acquisition Corp., Series 2005-OPT1, Class M2, 1.921%, 6/25/35(a)	482,061
208,612	Long Beach Mortgage Loan Trust, Series 2006-WL2, Class 2A3, 1.416%, 1/25/36(a)	207,389
309,488	Morgan Stanley Home Equity Loan Trust, Series 2005-3, Class M2, 1.921%, 8/25/35(a)	308,899
500,000	New Century Home Equity Loan Trust, Series 2005-4, Class M2, 1.726%, 9/25/35(a)	489,105
450,000	Park Place Securities, Inc., Series 2005-WHQ2, Class M2, 1.906%, 5/25/35(a)	437,469
368,324	Park Place Securities, Inc. Pass Through Certificates, Series 2005-WCW3, Class M1, 1.696%, 8/25/35(a)	366,284
320,000	RAMP Trust, Series 2005-RZ4, Class M2, 1.716%, 11/25/35(a)	310,298
525,000	Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.970%, 3/15/21	531,442
221,111	Saxon Asset Securities Trust, Series 2004-3, Class M1, 2.116%, 12/26/34(a)	205,043
260,946	Securitized Asset Backed Receivables, LLC Trust, Series 2005-OP2, Class A2C, 1.536%, 10/25/35(a)	260,065
202,534	United States Small Business Administration, Series 2010-20D, Class 1, 4.360%, 4/1/30	216,000
457,410	United States Small Business Administration, Series 2015-20G, Class 1, 2.880%, 7/1/35	461,061

	Total Asset Backed Securities (Cost $9,378,143)	9,689,621

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 24.7%
$138,615	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	$145,770
328,698	Banc of America Funding Trust, Series 2005-B, Class 3A1, 1.442%, 4/20/35(a)	316,926
82,037	Banc of America Mortgage Trust, Series 2005-3, Class 1A24, 5.500%, 4/25/35	83,046
101,213	Citicorp Mortgage Securities, Inc., Series 2005-1, Class 1A4, 5.500%, 2/25/35	102,929
85,405	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 3CB2, 6.500%, 8/25/19	86,736
156,901	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	161,594
87,274	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-3, Class A4, 5.750%, 4/25/34	89,336
24,022	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-2, Class 4A1, 5.250%, 2/25/20	23,974
178,788	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A1, 6.500%, 2/25/34	191,392
2,812	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 2A3, 5.500%, 7/25/35	2,868
32,154	Fannie Mae, Series 2003-19, Class AR, 5.500%, 3/25/33	35,793
300,000	Fannie Mae, Series 2005-110, Class GL, 5.500%, 12/25/35	341,690
180,000	Fannie Mae, Series 2011-131, Class PB, 4.500%, 12/25/41	200,773
443,000	Fannie Mae, Series 2013-2, Class LB, 3.000%, 2/25/43	424,825
484,000	Fannie Mae, Series 2013-30, Class PY, 3.000%, 4/25/43	479,858
179,134	FirstKey Mortgage Trust, Series 2014-1, Class A12, 3.500%, 11/25/44(a)(b)	181,520
32,343	Freddie Mac, Series 4079, Class WV, 3.500%, 3/15/27	33,450
195,000	Freddie Mac, Series 4097, Class CU, 1.500%, 8/15/27	171,661
333,338	Freddie Mac, Series 4136, Class HZ, 3.500%, 11/15/27	345,973
700,532	Freddie Mac, Series 2525, Class AM, 4.500%, 4/15/32	753,487
242,311	Freddie Mac, Series 2485, Class WG, 6.000%, 8/15/32	269,801
147,100	Freddie Mac, Series 3440, Class EM, 5.000%, 4/15/38	161,343
466,285	Freddie Mac, Series 3816, Class HM, 4.500%, 5/15/40	505,944
500,000	Freddie Mac, Series 3714, Class PB, 4.750%, 8/15/40	570,047
665,000	Freddie Mac, Series 3762, Class LN, 4.000%, 11/15/40	718,449
115,842	Freddie Mac, Series 3803, Class PJ, 4.250%, 1/15/41	122,375
200,000	Freddie Mac, Series 3815, Class TB, 4.500%, 2/15/41	222,637
400,000	Freddie Mac, Series 3989, Class JW, 3.500%, 1/15/42	415,884

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$500,000	Freddie Mac, Series 4650, Class BC, 3.500%, 5/15/43	$517,603
473,446	Freddie Mac, Series 4648, Class E, 3.500%, 8/15/43	489,392
102,496	Ginnie Mae, Series 2010-85, Class DQ, 3.000%, 12/20/39	104,134
575,000	Ginnie Mae, Series 2012-16, Class GC, 3.500%, 12/20/39	601,696
267,173	MASTR Alternative Loan Trust, Series 2003-5, Class 8A1, 5.500%, 6/25/33	271,703
66,482	MASTR Alternative Loan Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	65,531
53,457	MASTR Seasoned Securitization Trust, Series 2005-2, Class 1A1, 5.130%, 10/25/32	53,428
62,767	PHHMC Trust, Series 2007-6, Class A1, 5.829%, 12/18/37(a)	64,486
101,220	RALI Trust, Series 2005-QR1, Class A, 6.000%, 10/25/34	105,390
72,328	RBSGC Mortgage Loan Trust, Series 2007-B, Class 3A1, 4.923%, 7/25/35(a)	73,283
158,606	Specialty Underwriting & Residential Finance Trust, Series 2004-AA1, Class 1A1, 5.000%, 10/25/34	159,120
332,775	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 3.438%, 6/25/34(a)	332,416
20,007	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.500%, 4/25/22	20,419
124,910	Wells Fargo Mortgage Backed Securities Trust, Series 2005-4, Class A4, 5.000%, 4/25/35	125,491

	Total Collateralized Mortgage Obligations (Cost $10,009,585)	10,144,173

COMMERCIAL MORTGAGE-BACKED SECURITIES — 22.3%
43,106	Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4, 5.492%, 2/10/51	43,164
384,218	BCAP, LLC Trust, Series 2013-RR4, Class A4A2, 2.000%, 2/13/51(b)	383,300
500,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.526%, 11/10/49(a)	516,268
300,000	Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class AS, 4.544%, 11/10/46	324,056
180,000	COMM Mortgage Trust, Series 2014-CR20, Class A4, 3.590%, 11/10/47	186,557
100,000	Commercial Mortgage Loan Trust, Series 2008-LS1, Class ASM, 6.335%, 12/10/49(a)	100,570
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.718%, 8/15/48	520,368
200,000	DBUBS Mortgage Trust, Series 2011-LC1A, Class C, 5.871%, 11/10/46(a)(b)	218,461
500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K063, Class A2, 3.430%, 1/25/27(a)	524,867
500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K153, Class A3, 3.117%, 10/25/31(a)	496,665
175,000	GS Mortgage Securities Trust, Series 2010-C1, Class B, 5.148%, 8/10/43(b)	185,987
300,000	GS Mortgage Securities Trust, Series 2012-GCJ7, Class AS, 4.085%, 5/10/45	315,454

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$370,000	GS Mortgage Securities Trust, Series 2014-GC24, Class A5, 3.931%, 9/10/47	$391,736
500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.442%, 11/10/49(a)	511,719
70,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class B, 5.951%, 6/15/43(b)	68,265
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class B, 5.013%, 2/15/46(a)(b)	535,879
185,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class AM, 6.414%, 9/15/45(a)	187,406
87,000	Merrill Lynch Mortgage Trust, Series 2008-C1, Class AM, 6.542%, 2/12/51(a)	87,891
23,194	ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A3, 6.076%, 8/12/49(a)	23,176
100,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class A4, 3.923%, 10/15/47	105,905
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.720%, 12/15/49	523,430
760,000	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class B, 5.276%, 11/15/43(a)(b)	816,215
300,000	Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.809%, 12/15/48	315,847
500,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794%, 12/15/49	525,593
400,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class B, 5.174%, 2/15/44(a)(b)	430,048
100,000	WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class C, 5.392%, 2/15/44(a)(b)	106,859
529,000	WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752%, 9/15/57	553,454
164,000	WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class A5, 3.917%, 10/15/57	173,336

	Total Commercial Mortgage-Backed Securities (Cost $9,257,235)	9,172,476

CORPORATE BONDS — 0.8%
	Telecommunication Services — 0.8%
345,000	Sprint Spectrum Co., LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.360%, 9/20/21(b)	348,019

	Total Corporate Bonds (Cost $344,995)	348,019

MORTGAGE-BACKED SECURITIES — 27.5%
	Fannie Mae — 15.3%
269,939	4.000%, 6/1/34, Pool #MA1922	286,406
177,183	4.000%, 9/1/34, Pool #MA2019	187,999
186,918	5.500%, 6/1/38, Pool #984277	209,032
115,143	5.500%, 8/1/38, Pool #995072	128,892
141,795	4.500%, 9/1/39, Pool #AC1830	152,741
152,558	4.500%, 10/1/40, Pool #AE4855	165,007
216,815	3.500%, 2/1/41, Pool #AH5646	224,280
406,207	4.000%, 3/1/41, Pool #AH4008	428,755
101,256	4.500%, 6/1/41, Pool #AC9298	109,512
276,322	5.000%, 7/1/41, Pool #AI5595	303,340

Continued

Sterling Capital Securitized Opportunities Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$344,996	4.000%, 9/1/41, Pool #AJ1717	$ 364,041
328,738	3.500%, 6/1/42, Pool #AB5373	339,044
538,038	3.500%, 6/1/43, Pool #AT3868	554,417
276,367	4.000%, 4/1/44, Pool #AW2882	290,659
151,332	4.500%, 10/1/44, Pool #MA2066	162,603
505,642	4.000%, 12/1/44, Pool #MA2127	531,791
464,876	4.500%, 1/1/45, Pool #MA2158	499,349
465,935	3.500%, 3/1/45, Pool #AS4552	480,763
393,999	4.500%, 7/1/46, Pool #AS7568	422,706
428,007	4.000%, 11/1/46, Pool #MA2808	450,141

		6,291,478

	Freddie Mac — 12.1%
560,649	3.500%, 5/1/32, Pool #C91458	585,254
448,794	3.500%, 7/1/32, Pool #C91467	469,134
173,034	4.000%, 11/1/32, Pool #G30616	183,877
353,031	3.500%, 6/1/36, Pool #C91875	367,638
73,716	5.500%, 10/1/39, Pool #A89387	81,406
144,226	5.000%, 4/1/40, Pool #A91812	158,242
230,234	5.500%, 4/1/40, Pool #C03467	254,617
121,490	5.000%, 8/1/40, Pool #C03491	133,050
205,861	4.000%, 11/1/40, Pool #A94742	218,858
244,308	4.000%, 12/1/40, Pool #A95447	259,741
500,771	4.000%, 1/1/41, Pool #A96312	528,807
164,700	3.500%, 3/1/42, Pool #G08479	169,946
396,766	3.500%, 4/1/42, Pool #C03858	409,387
508,558	3.500%, 8/1/42, Pool #Q10324	524,743
579,813	4.000%, 4/1/46, Pool #Q40048	610,258

		4,954,958

	Ginnie Mae — 0.1%
25,367	4.000%, 12/20/40, Pool #755678	26,892

	Total Mortgage-Backed Securities (Cost $11,247,554)	11,273,328

Principal Amount		Fair Value
U.S. TREASURY BONDS — 0.4%
$150,000	2.875%, 11/15/46	$150,826

	Total U.S. Treasury Bonds
	(Cost $145,639)	150,826

Shares
MONEY MARKET FUND — 0.7%
269,515	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(c)	269,515

	Total Money Market Fund (Cost $269,515)	269,515

Total Investments — 100.0%
(Cost $40,652,666)		41,047,958
Net Other Assets (Liabilities) — 0.0%		5,951

NET ASSETS — 100.0%.		$41,053,909

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2017. The maturity date reflected is the final maturity date.

(b)

Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents the current yield as of report date.

STEP — Step Coupon Bond

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.5%
	Kentucky — 98.5%
$440,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, 5.000%, 6/15/25	$527,234
300,000	Commonwealth of Kentucky, Certificate of Participation, Public Improvements, Callable 6/15/25 @ 100, 5.000%, 6/15/34	339,021
400,000	Eastern Kentucky University, Refunding Revenue, Series A, (State Intercept), 5.000%, 4/1/24	477,108
300,000	Eastern Kentucky University, University & College Improvements Revenue, Series A (State Intercept), 5.000%, 4/1/25	362,064
500,000	Fayette County, KY, School District Finance Corp., Lease Payable from Local Revenues, Series A, 5.000%, 10/1/21	568,945
300,000	Frankfort, KY, Sewer System Revenue, Sys Sewer Improvements, Revenue Bonds (AGM), 3.700%, 12/1/17	303,408
300,000	Jefferson County School District Finance Corp., School Improvements Revenue Bonds (State Intercept), Series C, Callable 12/1/25 @ 100, 4.000%, 12/1/28	330,276
250,000	Jefferson County, KY, School District Finance Corp., School Improvements Revenue, Series A, Callable 4/1/25 @ 100, 5.000%, 4/1/27	297,335
510,000	Kentucky Asset/Liability Commission, Project Notes, Federal Highway Trust Transit Improvements Revenue, First Series, Callable 9/1/23 @ 100, 5.250%, 9/1/25	607,038
400,000	Kentucky Association of Counties Finance Corp., Public Improvements Revenue, First Series B, 4.000%, 2/1/25	448,828
400,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System, Improvements Refunding Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	413,712
500,000	Kentucky Rural Water Finance Corp., Flexible Term Program, Refunding & Improvements Revenue, Series B, Callable 2/1/20 @ 100, 4.000%, 2/1/21	530,795
250,000	Kentucky State Property & Building Commission, Project No. 116, University & College Improvements Revenue, (AGM-State Intercept), 5.000%, 10/1/26	299,963
410,000	Kentucky State Property & Buildings Commission, Project No. 76, Refunding Revenue, (AMBAC), 5.500%, 8/1/21	470,364
460,000	Kentucky State Property & Buildings Commission, Project No. 83, Refunding Revenue, (AMBAC), 5.000%, 10/1/19	496,694
400,000	Kentucky Turnpike Authority, Revitalization Projects, Refunding Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/25	430,816
400,000	Kentucky Turnpike Authority, Revitalization Projects, Revenue, Series A, 4.000%, 7/1/21	437,404
250,000	Laurel County, KY, Correctional Facilities Improvements G.O., Series A, Callable 5/1/27 @ 100, (BAM), 5.000%, 5/1/28	301,630

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$300,000	Laurel County, KY, School District Finance Corp., Refunding Revenue, Callable 3/1/25 @ 100 (State Intercept), 4.000%, 6/1/25	$ 338,406
250,000	Lexington-Fayette Urban County Government Public Facilities Corp., Court Facilities Project, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.000%, 10/1/27	302,483
275,000	Lexington-Fayette Urban County, KY, Airport Board, Refunding Revenue, Series A, 5.000%, 7/1/19	295,108
250,000	Louisville & Jefferson County, KY, Metropolitan Government, Refunding G.O., Series F, Callable 11/1/24 @ 100, 4.000%, 11/1/26	282,070
500,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 11/15/21 @ 100, 5.000%, 5/15/30	570,215
200,000	Louisville & Jefferson County, Louisville Water Co., Water Utility Improvements Revenue, Series A, Refunding Revenue Bonds, 5.000%, 11/15/18	210,974
410,000	Louisville & Jefferson County, Metropolitan Government, Catholic Health Initiatives, Prerefunded Revenue, Callable 6/1/22 @ 100, 5.000%, 12/1/35	479,417
125,000	Louisville & Jefferson County, Metropolitan Government, Catholic Health Initiatives, Unrefunded Revenue, Callable 6/1/22 @ 100, 5.000%, 12/1/35	131,383
325,000	Louisville & Jefferson County, Metropolitan Government, Center City Project, Refunding Notes, G.O., Callable 12/1/25 @ 100, 5.000%, 12/1/28	392,525
300,000	Murray, KY, School District Finance Corp., School Improvements Revenue, (State Intercept), 5.000%, 3/1/27	364,836
250,000	Owensboro, KY, Public Improvements G.O., Series A, 4.000%, 5/1/22	273,947
400,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	425,388
270,000	Pulaski County, KY, Public Properties Corp., Administration Office of the Court Judicial Facility, Public Improvement Revenue, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	287,612
200,000	Russell, KY, Bon Secours Health System, Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/26	228,456
300,000	University of Kentucky, Refunding Revenue, Series D (State Intercept), 5.250%, 10/1/20	338,229

	Total Municipal Bonds (Cost $12,054,000)	12,563,684

Continued

Sterling Capital Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (Continued)

June 30, 2017 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 3.2%
413,899	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(a)	$413,899

	Total Money Market Fund (Cost $413,899)	413,899

Total Investments — 101.7% (Cost $12,467,899)		12,977,583
Net Other Assets (Liabilities) — (1.7)%		(216,868)

NET ASSETS — 100.0%.		$12,760,715

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 96.4%
	Maryland — 96.4%
$ 500,000	Anne Arundel County, MD, Consolidated Water & Sewer Utility Improvements G.O., 5.000%, 4/1/22	$ 583,485
810,000	Anne Arundel County, MD, Economic Development, Anne Arundel Community College Project, Refunding Revenue, 4.000%, 9/1/20	868,612
910,000	Cecil County, MD, Consolidated Public School Improvements, Refunding G.O., 4.000%, 2/1/24	1,042,924
500,000	Charles County, MD, Consolidated Public School Improvements G.O., 5.000%, 7/15/22 .	590,005
890,000	Charles County, MD, Consolidated Public School Improvements G.O., Callable 7/15/23 @ 100, 5.000%, 7/15/25	1,057,231
300,000	Howard County, MD, Housing Commission, Columbia Commons Apartments, Local Multifamily Housing Revenue, Series A, 3.000%, 6/1/21	314,007
275,000	Howard County, MD, Housing Commission, General Capital Improvement Program, Local Multifamily Housing Revenue, 4.000%, 6/1/22	300,781
125,000	Howard County, MD, Miscellaneous Purpose Certificate of Participation, Series A, 8.050%, 2/15/21	154,366
135,000	Howard County, MD, Public Improvements Certificate of Participation, Series B, 8.250%, 2/15/20	159,125
690,000	Maryland Community Development Administration, Residential Single Family Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	703,772
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements, Refunding Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	270,915
60,000	Maryland Economic Development Corp., Lutheran World Relief Refugee, Refunding Revenue, Callable 8/7/17 @ 100, (Lutheran Center Corp.), 5.250%, 4/1/19	60,198
675,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, 5.000%, 6/1/20	747,542
420,000	Maryland Economic Development Corp., Public Health Laboratory Public Improvements Revenue, Callable 6/1/21 @ 100, 5.000%, 6/1/26	473,495
1,000,000	Maryland Health & Higher Educational Facilities Authority, Calvert Health System, Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 07/01/23 @ 100, OID, 5.000%, 7/1/38	1,098,740
900,000	Maryland Health & Higher Educational Facilities Authority, College of Notre Dame, Refunding Revenue, 4.000%, 10/1/19	941,769
1,000,000	Maryland Health & Higher Educational Facilities Authority, Frederick Memorial Hospital, Refunding Revenue, Series A, 5.000%, 7/1/22	1,143,190

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$500,000	Maryland Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center, Refunding Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 7/1/26	$587,080
1,000,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/25	1,155,310
530,000	Maryland Health & Higher Educational Facilities Authority, Maryland Institute College of Art, Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	598,630
1,000,000	Maryland Health & Higher Educational Facilities Authority, MedStar Health Inc., Health, Hospital, Nursing Home Improvements Revenue, Series B, Callable 8/15/23 @ 100, 5.000%, 8/15/38	1,111,700
400,000	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center Issue, Refunding Revenue, 5.000%, 7/1/22	460,776
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System, Refunding Revenue, 5.000%, 7/1/19	429,908
1,160,000	Maryland Stadium Authority, Refunding Revenue, 5.000%, 6/15/23	1,370,992
500,000	Maryland State Transportation Authority, Transportation Facilities Project, Highway Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/22	538,315
500,000	Montgomery County, MD, Department Liquor Control Public Improvements Revenue, Series A, Callable 4/1/21 @ 100, OID, 4.500%, 4/1/26	548,915
1,025,000	Montgomery County, MD, Revenue Authority, Refunding Revenue, 5.000%, 5/1/22	1,180,718
750,000	Montgomery County, MD, Water Quality Public Improvements Revenue, Series A, Callable 4/1/20 @ 100, 5.000%, 4/1/30	822,383
890,000	Montgomery County, MD, West Germantown Development District, Refunding, Special Tax, 4.000%, 7/1/23	985,978
1,000,000	Prince George’s County, MD, Consolidated Public School Improvements, G.O., Series A, Callable 9/01/24 @ 100, 4.000%, 9/1/25	1,147,810
1,000,000	State of Maryland, Refunding G.O., Series B, 4.000%, 8/1/23	1,142,490
500,000	Washington County, MD, Refunding G.O., 4.000%, 1/1/21	546,620
700,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., 4.000%, 6/1/24	806,155
500,000	Washington Suburban Sanitary Commission, Consolidated Public Water Utility Improvements, G.O., Callable 6/1/26 @ 100, 5.000%, 6/1/38	591,475

		24,535,412

	Total Municipal Bonds (Cost $23,444,575)	24,535,412

Continued

Sterling Capital Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (Continued)

June 30, 2017 (Unaudited)

Shares		Fair Value
MONEY MARKET FUND — 2.5%
634,226	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(a)	$634,226

	Total Money Market Fund (Cost $634,226)	634,226

Total Investments — 98.9% (Cost $24,078,801)		25,169,638
Net Other Assets (Liabilities) — 1.1%		287,963

NET ASSETS — 100.0%.		$25,457,601

(a)	Represents the current yield as of report date.

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.1%

	North Carolina — 98.1%
$2,335,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/24	$2,665,753
2,405,000	Appalachian State University, University & College Improvements Revenue, Callable 10/1/21 @ 100, 4.750%, 10/1/27	2,681,864
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/24	1,150,500
1,000,000	Beaufort County, NC, Refunding Revenue Limited Obligation, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,138,580
1,000,000	Broad River Water Authority, Water System Refunding Revenue, 5.000%, 6/1/24	1,188,800
1,025,000	Buncombe County Metropolitan Sewerage District, Sewer Improvements Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/39	1,165,394
1,730,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/27	2,099,424
1,450,000	Buncombe County, NC, Advance Refunding Revenue Limited Obligation, Callable 6/1/25 @ 100, 5.000%, 6/1/28	1,744,843
2,000,000	Buncombe County, NC, Refunding Revenue, Limited Obligations, Series A, 5.000%, 6/1/20	2,214,940
1,000,000	Cabarrus County, NC Installment Fing Contract Public Imps. Revenue Bonds, Callable 4/1/26 @ 100, 5.000%, 4/1/28	1,212,260
1,000,000	Cabarrus County, NC, Installment Financing Contract, Correctional Facility Improvements Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,037,540
1,685,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/20	1,785,022
1,730,000	Cabarrus County, NC, Installment Financing Contract, School Improvements Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,832,693
1,010,000	Cape Fear Public Utility Authority, Advance Refunding Revenue Bonds, 5.000%, 8/1/25	1,247,916
1,240,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, 5.000%, 8/1/21	1,422,602
1,475,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/26	1,680,836
1,535,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Refunding Revenue, Callable 8/1/21 @ 100, 5.000%, 8/1/28	1,746,584
1,160,000	Cape Fear Public Utility Authority, Water & Sewer System, Improvements Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,211,040
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/19	1,061,110
1,000,000	Catawba County, NC, School Improvements Refunding Revenue, 4.000%, 10/1/20	1,084,370

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,000,000	Charlotte, NC, Charlotte Douglas International Airport Refunding Revenue, Callable 7/1/24 @ 100, 5.000%, 7/1/31	$1,173,710
1,000,000	Charlotte, NC, Port, Airport & Marina Improvements Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,106,740
1,000,000	Charlotte, NC, Water & Sewer System, Refunding Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/25	1,111,740
2,035,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.000%, 12/1/28	2,498,064
2,000,000	Concord, NC, Utilities Systems, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,161,000
1,110,000	Dare County, NC, Utilities Systems, Advance Refunding Revenue Bonds, Callable 2/1/27 @ 100, 4.000%, 2/1/33	1,206,681
1,000,000	Durham Capital Financing Corp., Limited Obligation Refunding Revenue, 5.000%, 6/1/21	1,139,970
1,410,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute, University & College Improvements Revenue, 5.000%, 2/1/20	1,538,578
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,148,840
1,000,000	Durham, NC, Refunding, G.O., 4.000%, 9/1/25 .	1,169,450
1,475,000	East Carolina University, University & College Improvements Revenue, Series A, Callable 4/1/26 @ 100, 5.000%, 10/1/27	1,799,515
1,750,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 4.000%, 3/1/27	1,953,227
1,675,000	Guilford County, NC, Advance Refunding, G.O., Series A, Callable 2/1/26 @ 100, 5.000%, 2/1/28	2,049,363
2,675,000	High Point, NC, Combined Water & Sewer System, Advance Refunding Revenue Bonds, 5.000%, 11/1/26	3,364,722
1,010,000	Holly Springs, NC, Public Improvements Revenue, Callable 10/1/24 @ 100, 5.000%, 10/1/27	1,195,618
2,185,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/19	2,322,043
2,125,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/20	2,336,267
2,470,000	Iredell County, NC, Refunding G.O., Series B, 5.000%, 2/1/21	2,796,905
1,000,000	Johnston County, NC, Public Improvement, G.O., 5.000%, 2/1/23	1,187,490
1,405,000	Johnston County, NC, Public Improvements, G.O., 5.000%, 2/1/24	1,705,136
1,705,000	Lenoir County, NC, Refunding G.O., 4.000%, 2/1/20	1,827,078
2,535,000	Lincoln County, NC, Refunding G.O., Series A, 4.000%, 6/1/19	2,674,881
2,000,000	Mecklenburg County, NC, Refunding G.O., 5.000%, 2/1/21	2,265,320

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,195,000	Monroe, NC, Advance Refunding Revenue Bonds, Callable 3/1/26 @ 100, 5.000%, 3/1/29	$1,415,131
1,280,000	Monroe, NC, Combined Enterprise System, Refunding Revenue (AGM), 4.000%, 3/1/19	1,337,754
1,020,000	Mooresville Town, NC, Advance Refunding, G.O., 5.000%, 4/1/23	1,215,585
1,365,000	Mooresville Town, NC, Advance Refunding, G.O., 5.000%, 4/1/22	1,593,433
1,855,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/19	2,024,825
1,015,000	New Hanover County, NC, New Hanover County Projects, Refunding Revenue, 5.000%, 12/1/20	1,140,921
1,270,000	New Hanover County, NC, New Hanover Regional Medical, Refunding Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,443,165
1,000,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,086,060
1,050,000	New Hanover County, NC, Regional Medical Center, Health Hospital, Nursing Home Improvements Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	1,140,363
1,000,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @ 100, 5.000%, 10/1/32	1,153,100
1,215,000	North Carolina Agricultural & Technical State University, Series A, Refunding Revenue, Callable 10/1/25 @100, 5.000%, 10/1/34	1,387,603
1,305,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, 5.000%, 4/1/21	1,460,895
1,000,000	North Carolina Capital Facilities Finance Agency, Johnson & Wales University Project, Refunding Revenue, Callable 4/1/23 @ 100, 5.000%, 4/1/25	1,159,600
1,000,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, Callable 7/1/22 @ 100, 5.000%, 1/1/25	1,172,580
1,350,000	North Carolina Eastern Municipal Power Agency, Electric, Lights & Power Improvements Revenue, Series A, OID, 6.400%, 1/1/21	1,481,031
2,635,000	North Carolina Eastern Municipal Power Agency, Prerefunded, Revenue Bonds, Series A, Callable 1/1/22 @ 100, OID, 6.000%, 1/1/26	3,168,535
1,005,000	North Carolina Medical Care Commission, First Mortgage Deerfield, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	1,071,511
1,500,000	North Carolina Medical Care Commission, Firsthealth Carolina, Refunding Revenue, Series C, OID, 4.000%, 10/1/18	1,552,335

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$4,315,000	North Carolina Medical Care Commission, Health Care Facilities, Deerfield Episcopal Retirement, Advance Refunding Revenue, Callable 11/1/26 @ 100, 5.000%, 11/1/37	$4,793,792
5,000,000	North Carolina Medical Care Commission, Health Care Facilities, Duke University Health System, Health, Hospital, Nursing Home Improvements Revenue, Callable 6/1/22 @ 100, Series A, 5.000%, 6/1/32	5,631,900
915,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.000%, 7/1/19	969,552
1,180,000	North Carolina Medical Care Commission, Health Care Facilities, Refunding Revenue, Appalachian Regional Healthcare System, Series A, 5.375%, 7/1/20	1,290,814
3,030,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, 5.000%, 6/1/20	3,336,969
1,530,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Refunding Revenue, Callable 6/1/20 @ 100, 5.250%, 6/1/29	1,691,461
2,780,000	North Carolina Medical Care Commission, Vidant Health Care Facilities, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	3,197,000
2,000,000	North Carolina State University at Raleigh, Refunding Revenue, Series A, Callable 10/1/23 @ 100, 5.000%, 10/1/28	2,369,020
1,000,000	North Carolina State, Health, Hospital, Nursing Home Improvements Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/22	1,105,730
4,550,000	North Carolina State, Public Improvements, Revenue, Series C, Callable 5/1/21 @ 100, 4.000%, 5/1/23	4,961,229
2,645,000	North Carolina State, Refunding Revenue G.O., Series B, 5.000%, 6/1/25	3,282,921
1,250,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/26	1,502,887
1,200,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), 5.000%, 1/1/27	1,447,848
2,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue (AGM), Callable 1/1/27 @ 100, 5.000%, 1/1/28	2,519,979
1,660,000	Northern Hospital District Of Surry County, Advance Refunding Revenue, 5.000%, 10/1/27	1,854,668
1,250,000	Onslow County, NC, Refunding G.O., 5.000%, 12/1/21	1,442,750
1,365,000	Orange County, NC, Public Facilities Co., Public Improvements, Revenue, Callable 10/1/21 @ 100, 5.000%, 10/1/23	1,561,997
1,000,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL), 5.250%, 6/1/19	1,072,490
1,210,000	Pender County, NC, Limited Obligation Refunding Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,407,036

Continued

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$1,015,000	Pender County, NC, School Improvements, G.O., Callable 3/1/26 @100, 5.000%, 3/1/27	$1,245,994
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds, Series B, Callable 10/1/26 @ 100, 5.000%, 4/1/30	1,264,379
1,390,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/24	1,595,122
1,395,000	Pitt County, NC, Certificate of Participation, Refunding, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,592,337
2,160,000	Raleigh Durham Airport Authority, Refunding Revenue, Series B1, Callable 5/1/20 @ 100, 5.000%, 11/1/28	2,378,830
1,500,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/27	1,773,285
1,615,000	Raleigh, NC, Combined Enterprise System, Refunding Revenue, Series A, Callable 3/1/23 @ 100, 5.000%, 3/1/28	1,902,971
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	2,376,263
845,000	Town of Oak Island, NC, Combined Enterprise System, Advance Refunding Revenue (AGM), 5.000%, 6/1/25	1,019,628
1,000,000	Union County, NC, Enterprise Systems, Refunding Revenue, Series A, Callable 12/1/21 @ 100, 4.000%, 12/1/22	1,107,900
2,205,000	Union County, NC, Refunding G.O., Series A, 5.000%, 3/1/22	2,569,134
1,000,000	Union County, NC, Refunding Revenue, 5.000%, 12/1/23	1,197,070
2,285,000	University of North Carolina at Greensboro, Refunding Revenue, Callable 4/1/21 @ 100, 5.000%, 4/1/23	2,584,221
1,695,000	University of North Carolina at Greensboro, University & College Improvements Revenue, Callable 4/1/24 @ 100, 5.000%, 4/1/28	1,977,658
3,260,000	University of North Carolina System, Appalachian State University, Refunding Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	3,623,914
3,130,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.000%, 10/1/20	3,466,350
1,485,000	University of North Carolina System, Asheville/Wilmington, Refunding Revenue, Series C, Callable 4/1/20 @ 100 (Assured Guaranty), 5.250%, 10/1/24	1,648,201
2,000,000	Wake County Industrial Facilities & Pollution Control Financing Authority, Duke Energy Progress, Refunding Revenue, Callable 6/1/23 @ 100, 4.000%, 6/1/41	2,093,320
2,985,000	Wake County, NC, Advance Refunding Revenue Bonds, Series A, Callable 12/1/26 @ 100, 5.000%, 12/1/28	3,685,579

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	North Carolina — (continued)
$2,125,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/24	$ 2,446,980
1,000,000	Watauga Public Facilities Corp., Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	1,137,580
500,000	Wayne County, NC, School Improvements Revenue, Callable 6/1/27 @ 100, 5.000%, 6/1/28	615,170
1,135,000	Wayne County, NC, School Improvements Revenue, Callable 6/1/27 @ 100, 4.000%, 6/1/29	1,257,523
1,000,000	Winston-Salem State University Foundation LLC, Refunding Revenue, Callable 4/1/22 @ 100, 5.000%, 4/1/25	1,119,210
1,000,000	Winston-Salem, NC, Transit Improvements, Refunding Revenue, Series C, Callable 6/1/24 @ 100, 5.000%, 6/1/30	1,163,280
1,165,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, 5.000%, 6/1/24	1,420,904
1,875,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/25	2,273,456
1,000,000	Winston-Salem, NC, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/24 @ 100, 5.000%, 6/1/28	1,192,000

	Total Municipal Bonds (Cost $189,033,938)	197,277,138

Shares
MONEY MARKET FUND — 1.1%
2,166,471	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(a)	2,166,471

	Total Money Market Fund (Cost $2,166,471)	2,166,471

Total Investments — 99.2% (Cost $191,200,409)		199,443,609
Net Other Assets (Liabilities) — 0.8%		1,627,079

NET ASSETS — 100.0%		$201,070,688

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.0%

	South Carolina — 97.0%
$1,770,000	Anderson County, SC, School District No. 2, Refunding, G.O., (SCSDE), 5.000%, 3/1/24	$2,131,257
1,515,000	Anderson County, SC, School District No. 4, Refunding, G.O., Series A, Callable 3/1/25 @ 100, (SCSDE), 5.000%, 3/1/28	1,803,229
1,190,000	Anderson County, SC, School District No. 5, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/23	1,410,709
1,000,000	Anderson Regional Joint Water System, Refunding Revenue, Series A, Callable 7/15/21 @ 100, 5.000%, 7/15/25	1,119,420
1,000,000	Beaufort County, SC, School District, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/22	1,161,120
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/24	1,206,190
1,000,000	Beaufort-Jasper Water & Sewer Authority, Advance Refunding Revenue, Series B, 5.000%, 3/1/25	1,221,890
1,185,000	Berkeley County School District, School Improvements, G.O., Series A (SCSDE), 5.000%, 3/1/20	1,303,927
1,000,000	Charleston County, SC, Capital Improvements Transportation Sales Tax, Public Improvements G.O., Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/22	1,146,370
1,000,000	Charleston County, SC, Port, Airport & Marina Improvements Revenue, 5.000%, 12/1/22	1,176,990
2,500,000	Charleston Educational Excellence Finance Corp., Charleston County School Refunding Revenue, 5.000%, 12/1/21	2,878,725
1,000,000	Clover, SC, School District No. 2, Advance Refunding, G.O., (SCSDE), 5.000%, 3/1/20	1,100,360
1,355,000	Coastal Carolina University, University & College Improvements Revenue, Callable 6/1/24 @ 100, 5.000%, 6/1/34	1,525,865
1,295,000	College of Charleston, University & College Improvements Refunding Revenue, Series A, Callable 4/1/21 @ 100, 5.000%, 4/1/25	1,452,964
1,000,000	College of Charleston, University & College Improvements Revenue, Series A, Callable 4/1/24 @ 100, 5.000%, 4/1/25	1,181,340
1,000,000	College of Charleston, University & College Improvements Revenue, Series B, 5.000%, 4/1/27	1,230,980
1,170,000	Easley Combined Utility System, Refunding Revenue, Callable 12/1/19 @ 100, (Assured Guaranty), 5.000%, 12/1/24	1,278,541
1,135,000	East Richland County Public Service District, Refunding Revenue, 4.000%, 1/1/22	1,250,804
1,000,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/28	1,165,240
1,100,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Callable 11/1/24 @ 100, 5.000%, 11/1/33	1,247,730
1,895,000	Florence County, SC, Public Improvements, G.O., (State Aid Withholding), 4.000%, 6/1/20	2,046,752

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,350,000	Fort Mill School District No. 4, Advance Refunding, G.O., Series D (SCSDE), 5.000%, 3/1/22	$1,570,833
1,000,000	Fort Mill School District No. 4, Advance Refunding, G.O., Series D (SCSDE), 5.000%, 3/1/24	1,208,290
1,000,000	Greenville County, SC, School District Building Refunding Revenue, 5.000%, 12/1/22	1,171,320
1,000,000	Greenville Health System, Hospital System Board, Refunding Revenue, Callable 5/1/22 @ 100, 5.000%, 5/1/31	1,116,080
1,415,000	Greenville Health System, Hospital System Board, Series B, Callable 05/01/24 @ 100, 5.000%, 5/1/31	1,607,412
1,000,000	Greenwood County, SC, Self Regional Healthcare Refunding Revenue, Series B, Callable 4/1/22 @ 100, 5.000%, 10/1/24	1,140,700
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	570,746
1,175,000	Greenwood, SC, Combined Public Utility Revenue, Series A, 4.000%, 12/1/18	1,222,505
2,025,000	Horry County, SC, School District, Refunding, G.O., Series B (SCSDE), 5.000%, 3/1/23	2,404,202
1,000,000	Kershaw County, SC, Kershaw County School District Project, Refunding Revenue, 5.000%, 12/1/23	1,166,640
1,460,000	Lancaster Educational Assistance Program, Inc., SC, Lancaster County School District Refunding Revenue, Series B, Callable 12/1/23 @ 100, 5.000%, 12/1/24	1,713,952
1,170,000	Lexington County Health Services District, Inc. Lexington Medical Center, Callable 5/1/26 @ 100, 5.000%, 11/1/35	1,325,154
645,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/19	653,714
1,000,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/17 @ 100, 5.000%, 11/1/23	1,013,470
785,000	Lexington County, SC, Health Services District, Inc., Refunding Revenue, Callable 11/1/21 @ 100, 5.000%, 11/1/22	896,352
1,000,000	Lexington County, SC, School District No. 1, G.O., Series C (SCSDE), 5.000%, 2/1/21	1,131,220
940,000	Lexington, SC, Combined Waterworks & Sewer System Refunding Revenue, Callable 4/1/21 @100, 5.000%, 4/1/22	1,051,211
1,000,000	Lugoff-Elgin Water Authority, Refunding Revenue, Series B, Callable 7/1/26 @ 100, 5.000%, 7/1/30	1,174,440
1,460,000	Newberry, SC, Refunding Revenue (AGM), 5.000%, 4/1/24	1,717,194
1,115,000	Oconee County School District, School Improvements, G.O., Series A (SCSDE), 5.000%, 3/1/24	1,349,596
1,055,000	Orangeburg County, SC, School District No. 4, School Improvements Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/20	1,161,175

Continued

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$1,570,000	Orangeburg County, SC, School District No. 4, School Improvements Refunding, G.O., Series A (SCSDE), 5.000%, 3/1/24	$1,897,015
810,000	Orangeburg County, SC, School District No. 5, Refunding G.O. (SCSDE), 5.000%, 3/1/21	911,979
1,000,000	Piedmont Municipal Power Agency, Power System Refunding Revenue, Series B, Callable 1/1/22 @ 100, 4.000%, 1/1/23	1,093,380
1,000,000	Renewable Water Resources Sewage System, Refunding Revenue, 4.000%, 1/1/20	1,069,600
1,075,000	Richland County, SC, School District No. 1, Refunding Bonds, G.O., Series A, Callable 9/1/21 @ 100, (SCSDE), 4.000%, 3/1/23	1,182,016
1,000,000	Rock Hill, SC, Combined Utility System, Refunding Revenue, Series A, Callable 1/1/22 @100 (AGM), 5.000%, 1/1/23	1,137,810
1,000,000	Rock Hill, SC, Hospital Fee Pledge, Refunding Revenue, Callable 4/1/23 @100, 5.000%, 4/1/33	1,110,490
1,090,000	Rock Hill, SC, Ltd. Obligations, Hospitality Fee Pledge, Refunding Revenue, 5.000%, 4/1/21	1,216,843
1,500,000	SCAGO Educational Facilities Corp. for Cherokee School District No. 1, Refunding Revenue, 5.000%, 12/1/24	1,772,520
1,135,000	SCAGO Educational Facilities Corp. for Colleton School District, Refunding Revenue, 5.000%, 12/1/20	1,255,503
790,000	SCAGO Educational Facilities Corp. for Union School District, Refunding Revenue, 5.000%, 12/1/21	893,624
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/18	526,230
500,000	SCAGO Public Facilities Corp. for Georgetown County, Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	542,500
850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advance Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.000%, 2/1/29	978,104
550,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Refunding & Improvement Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	584,095
1,000,000	South Carolina Jobs-Economic Development Authority, Bons Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,162,080
1,500,000	South Carolina Jobs-Economic Development Authority, Conway Hospital Income Project, Health, Hospital, Nursing Home Improvements Revenue, Callable 7/1/22 @ 100, 5.000%, 7/1/23	1,694,160
580,000	South Carolina Jobs-Economic Development Authority, Furman University, Refunding Revenue, 5.000%, 10/1/24	693,877

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	South Carolina — (continued)
$500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health Facilities, Refunding Revenue, Series A (AGM), 5.000%, 8/1/19	$ 534,555
500,000	South Carolina Jobs-Economic Development Authority, Palmetto Health, Refunding & Improvement Facilities Revenue, OID, 5.000%, 8/1/18	519,290
1,150,000	South Carolina Ports Authority, Port, Airport & Marina Improvements Revenue, 5.000%, 7/1/19	1,230,535
500,000	South Carolina Public Service Authority Obligations, Santee Cooper, Refunding Revenue, Series B, 5.000%, 12/1/18	524,650
1,490,000	South Carolina Public Service Authority, Advance Refunding Revenue Bonds, series A, Callable 6/1/25 @ 100, 5.000%, 12/1/26	1,727,163
1,400,000	South Carolina State Fiscal Accountability Authority, Department of Mental Health Project, Callable 04/01/27 @ 100, 5.000%, 10/1/37	1,639,050
1,250,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue, Series A, 5.000%, 10/1/23	1,485,925
600,000	Spartanburg Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100, (Assured Guaranty), 5.250%, 4/15/21	619,338
500,000	University of South Carolina, Refunding Revenue, Series A, Callable 5/1/20 @ 100, 5.000%, 5/1/28	547,285
1,085,000	York County, SC, Public Improvements, G.O., (State Aid Withholding), 5.000%, 4/1/20	1,197,851

	Total Municipal Bonds
	(Cost $83,273,624)	86,154,077

Shares

MONEY MARKET FUND — 1.7%
1,550,552	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(a)	1,550,552

	Total Money Market Fund (Cost $1,550,552)	1,550,552

Total Investments — 98.7%
(Cost $84,824,176)		87,704,629
Net Other Assets (Liabilities) — 1.3%		1,145,962

NET ASSETS — 100.0%		$88,850,591

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

G.O. — General Obligation

OID — Original Issue Discount

SCAGO — South Carolina Association of Governmental Organizations

SCSDE — South Carolina School District Enhancement

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.0%

	District of Columbia — 1.9%
$1,160,000	Metropolitan Washington Airports Authority, Port, Airport & Marina Improvement Revenue, Series A, Callable 10/1/20 @ 100, 5.000%, 10/1/23	$1,295,453
625,000	Metropolitan Washington Airports Authority, Refunding Revenue, Series B, Callable 10/1/19 @ 100, 5.000%, 10/1/21	677,506

		1,972,959

	Virginia — 96.1%
1,240,000	Albemarle County, VA, Economic Development Authority, Public Improvements Revenue, 5.000%, 6/1/27	1,553,757
1,730,000	Albemarle County, VA, Economic Development Authority, Albemarle County Project, Public Improvements Revenue, Callable 6/1/22 @ 100, 5.000%, 6/1/23	1,990,746
2,760,000	Albemarle County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/20	3,054,934
1,365,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.000%, 6/1/26	1,713,757
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,143,730
1,085,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.000%, 7/1/41	1,247,707
1,770,000	Chesapeake, VA, Public Improvements, Refunding G.O., Series A, Callable 8/1/27 @ 100, 5.000%, 8/1/30	2,185,861
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power, Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,176,021
1,145,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.000%, 6/1/26	1,272,404
1,450,000	Fairfax County Economic Development Authority, Goodwin House Inc., Advance Refunding Revenue, Series A, Callable 10/1/24 @ 102, 5.000%, 10/1/36	1,620,651
1,410,000	Fairfax County, VA, Economic Development Authority, Community Services Facilities Project, Health, Hospital, Nursing Home Improvements, Revenue, Series A, 4.500%, 3/1/21	1,568,301
2,500,000	Fairfax County, VA, Economic Development Authority, Laurel Hill Public Facilities Project, Refunding Revenue, Series A, 5.250%, 6/1/22	2,897,475
770,000	Fairfax County, VA, Industrial Development Authority, Inova Health System Project, Refunding Revenue, (AGM-CR), OID, 5.000%, 8/15/19	805,643
2,160,000	Fairfax County, VA, Sewer Improvements Revenue, Callable 7/15/21 @ 100, 5.000%, 7/15/22	2,480,609

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$1,000,000	Fredericksburg Economic Development Authority, Mary Washington Healthcare Obligation Group, Refunding Revenue, Callable 6/15/24 @ 100, 5.000%, 6/15/26	$1,153,240
1,000,000	Hampton, VA, Public Improvements, Refunding G.O., Series A, Callable 1/15/19 @100, 5.000%, 1/15/21	1,060,500
800,000	Harrisonburg, VA, School Improvements, G.O., (State Aid Withholding), 5.000%, 7/15/23	957,112
1,700,000	Leesburg, VA, Refunding G.O., Callable 1/15/24 @ 100, (State Aid Withholding), 4.000%, 1/15/27	1,900,515
1,000,000	Leesburg, VA, Refunding G.O., Callable 1/15/25 @ 100, (State Aid Withholding), 5.000%, 1/15/27	1,204,920
1,000,000	Loudoun County, VA, Economic Development Authority, Public Improvements Revenue, Callable 12/1/24 @ 100, 5.000%, 12/1/27	1,196,480
1,665,000	Loudoun County, VA, Industrial Development Authority, Refunding Revenue, 4.000%, 12/15/22	1,880,101
1,465,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/27	1,626,165
2,460,000	Montgomery County, VA, Economic Development Authority, Virginia Tech Foundation, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/24	2,813,773
1,250,000	New River Valley Regional Jail Authority Correctional Facilities Improvement Advance Refunding Revenue, Callable 10/1/26 @ 100, 5.000%, 10/1/27	1,511,263
2,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series A, 4.000%, 7/15/20	2,165,860
1,000,000	Newport News, VA, General Water Improvements, Refunding G.O., Series B, 5.250%, 7/1/21	1,154,430
1,000,000	Norfolk, VA, Economic Development Authority, Bon Secours Health System, Inc., Refunding Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/29	1,123,680
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare Facilities, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/25	1,152,360
1,000,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/24	1,159,960
1,465,000	Norfolk, VA, Economic Development Authority, Sentara Healthcare, Refunding Revenue, Series B, Callable 11/1/22 @ 100, 5.000%, 11/1/36	1,649,971
1,000,000	Norfolk, VA, Public Improvements, G.O., Series A, Callable 10/1/26 @ 100, 5.000%, 10/1/30	1,207,860
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,053,670

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$250,000	Orange County Economic Development Authority, Current Refunding Revenue Bonds, Series A, 5.000%, 11/1/25	$ 304,595
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,061,580
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	1,896,623
1,160,000	Poquoson, VA, Refunding G.O., (State Aid Withholding), 5.000%, 2/15/21	1,315,892
1,700,000	Portsmouth, VA, Public Improvements, Refunding G.O., Series A, Callable 2/1/23 @ 100, (State Aid Withholding), 5.250%, 2/1/27	1,987,436
1,325,000	Portsmouth, VA, Public Utilities, Refunding G.O., Series A, Callable 7/15/22 @ 100, (State Aid Withholding), 5.000%, 7/15/24	1,553,046
825,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	894,564
615,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	664,655
1,520,000	Powhatan County Economic Development Authority, School Improvements, Callable 10/15/26 @100, 5.000%, 10/15/27	1,856,817
1,150,000	Prince William County, VA, County Facilities, Refunding Certificate of Participation, 5.000%, 10/1/21	1,319,797
1,245,000	Rappahannock Regional Jail Authority, Refunding Revenue, Callable 10/1/2025 @ 100, 5.000%, 10/1/26	1,510,658
2,000,000	Richmond, VA, Public Improvements, Refunding G.O., Series A, Callable 3/1/24 @ 100 (State Aid Withholding), 5.000%, 3/1/28	2,348,060
1,250,000	Richmond, VA, Public Utility Advance Refunding Revenue Bonds, Callable 1/15/26 @ 100, 5.000%, 1/15/27	1,537,237
1,030,000	Roanoke, VA, Public Improvements, Advance Refunding G.O., (State Aid Withholding), 4.000%, 4/1/26	1,196,005
885,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, 5.000%, 7/1/20	954,747
1,000,000	Smyth County, VA, Industrial Development Authority, Mountain States Health Alliance Refunding Revenue, Callable 7/1/20 @ 100, OID, 5.000%, 7/1/23	1,083,370
1,530,000	Smyth County, VA, Public Improvement, Refunding G.O., Series A, Callable 11/1/21 @ 100 (State Aid Withholding), 5.000%, 11/1/25	1,769,981
1,220,000	Spotsylvania County, VA, Economic Development Authority, Refunding Revenue, 5.000%, 6/1/22	1,417,103
1,420,000	Spotsylvania County, VA, Water & Sewer System, Refunding Revenue, Series A, Callable 6/1/20 @ 100, 5.000%, 6/1/28	1,555,298
1,135,000	Virginia Beach, VA, Public Improvements, G.O., Series A, Callable 4/1/22 @ 100 (State Aid Withholding), 5.000%, 4/1/23	1,322,525
1,100,000	Virginia Biotechnology Research Partnership Authority, Constructions Laboratories Project, Refunding Revenue, 5.000%, 9/1/19	1,190,299

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)

	Virginia — (continued)
$2,500,000	Virginia College Building Authority, 21st Century College & Equipment, University & College Improvements Revenue, Series A, 5.000%, 2/1/22	$ 2,903,100
1,750,000	Virginia College Building Authority, Advance Refunding Revenue, Series B, Callable 9/1/24 @100 (State Intercept), 4.000%, 9/1/25	1,968,943
1,805,000	Virginia College Building Authority, Public Higher Education Financing Program, Refunding Revenue, Series B, (State Intercept), 5.000%, 9/1/20	2,016,438
1,850,000	Virginia Commonwealth Transportation Board, Federal Transportation Grant, Transit Improvements, Revenue, Series B, Callable 9/15/22 @ 100, 5.000%, 3/15/23	2,168,940
1,500,000	Virginia Port Authority Commonwealth Port Fund, Port, Airport & Marina Improvements Revenue, Callable 7/1/20 @ 100, 5.000%, 7/1/28	1,659,180
2,000,000	Virginia Public Building Authority, Public Improvements Revenue, Series A, Callable 8/1/21 @ 100, 5.000%, 8/1/26	2,297,820
1,515,000	Virginia Public School Authority, Advance Refunding Revenue, Callable 8/1/25 @ 100 (State Aid Withholding), 5.000%, 8/1/26	1,855,511
1,525,000	Western Regional Jail Authority, Refunding Revenue, Callable 12/1/25 @ 100, 5.000%, 12/1/26	1,846,073
700,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, 5.000%, 1/1/22	804,314
920,000	Winchester, VA, Economic Development Authority, Valley Health System Obligated Group, Hospital Refunding Revenue, Series A, Callable 1/1/24 @ 100, 5.000%, 1/1/26	1,073,465

		98,017,528

	Total Municipal Bonds (Cost $95,987,703)	99,990,487

Continued

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Shares		Fair Value

MONEY MARKET FUND — 1.0%
1,010,915	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(a)	$ 1,010,914

	Total Money Market Fund (Cost $1,010,915)	1,010,914

Total Investments — 99.0% (Cost $96,998,618)		101,001,401
Net Other Assets (Liabilities) — 1.0%		1,021,184

NET ASSETS — 100.0%		$102,022,585

(a)	Represents the current yield as of report date.

AGM — Assured Guaranty Municipal Corp.

CR — Custodial Receipts

G.O. — General Obligation

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.7%
$1,060,000	Berkeley County, WV, Building Commission, Judicial Center Project, Refunding Revenue, Callable 9/1/21 @ 100, 4.500%, 9/1/23	$1,166,064
1,085,000	Berkeley County, WV, Building Commission, Lease Refunding Revenue, Callable 12/1/22 @ 100, 4.000%, 12/1/26	1,172,082
1,500,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue, Series C, Callable 10/1/23 @ 100, (BAM), 4.500%, 10/1/32	1,631,805
655,000	Berkeley County, WV, Public Service Sewer District, Sewer Improvements Revenue, Series A, Callable 8/7/17 @100, 5.000%, 3/1/22	656,985
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O., Callable 5/1/26 @ 100, (West Virginia Board Commission), 5.000%, 5/1/28	1,277,813
1,090,000	Charles Town, WV, Waterworks & Sewerage System, Water Utility Improvements Revenue, Series A, Callable 3/1/26 @100, (BAM), 4.500%, 3/1/36	1,186,160
1,215,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, 4.000%, 6/1/19	1,273,271
1,005,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series A, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,131,389
1,495,000	Fairmont State University, WV, University & College Improvements, Refunding Revenue, Series B, Callable 6/1/21 @ 100, 5.000%, 6/1/23	1,683,011
1,100,000	Fairmont, WV, Waterworks Refunding Revenue, Series D, Callable 7/1/19 @100, (AGM), 4.000%, 7/1/24	1,139,578
1,390,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/26	1,557,801
1,560,000	Marshall University, WV, University & College Improvements Revenue, Callable 5/1/21 @ 100, 5.000%, 5/1/27	1,746,467
1,545,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., (West Virginia Board Commission), 5.000%, 5/1/20	1,699,562
1,000,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/23	1,149,910
675,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/31	760,698
965,000	Monongalia County, WV, Board of Education, Public School Refunding G.O., Callable 5/1/22 @ 100, (West Virginia Board Commission), 5.000%, 5/1/33	1,087,516
915,000	Monongalia County, WV, Building Commission, Health System Obligated Group Refunding Revenue, Callable 7/1/21 @ 100, OID, 6.250%, 7/1/31	1,043,804

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$2,000,000	Monongalia County, WV, Building Commission, Monongalia Health System Group Refunding Revenue, Callable 7/1/25 @ 100, 5.000%, 7/1/26	$2,351,940
1,000,000	Ohio County, WV, Country Commission, Fort Henry Centre Financing District, Public Improvement, Tax Allocation, Callable 6/1/22 @ 100, 4.750%, 6/1/31	1,051,810
1,000,000	Parkersburg, WV, Combined Waterworks & Sewerage System, Refunding Revenue, Series A, Callable 8/1/21 @ 100, (BAM), 4.000%, 8/1/22	1,082,590
1,210,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/23	1,312,608
1,165,000	Pleasants County, WV, Board of Education, Public School Improvements G.O., Callable 5/1/21 @ 100, 4.000%, 5/1/24	1,262,289
1,000,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 3.000%, 5/1/19	1,034,000
1,655,000	Preston County, WV, Board of Education, Public School Improvements G.O., (West Virginia Board Commission), 4.000%, 5/1/21	1,817,322
1,285,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, 5.000%, 5/1/22	1,437,928
1,410,000	Princeton, WV, Princeton Community Hospital Project, Refunding Revenue, Series A, Callable 5/1/22 @ 100, 5.000%, 5/1/27	1,532,726
1,005,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 5/1/19	1,058,134
1,000,000	Putnam County, WV, Board of Education, Public School Improvements, G.O., Callable 5/1/20 @ 100, (West Virginia Board Commission), 4.000%, 5/1/22	1,070,790
1,105,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL), 5.000%, 7/1/18	1,108,956
2,200,000	School Building Authority of West Virginia, Capital Improvements, Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL), 5.000%, 7/1/20	2,207,876
500,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/27	594,335
1,265,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue, Callable 7/1/24 @ 100, Series A, 5.000%, 7/1/28	1,493,269
1,675,000	School Building Authority of West Virginia, School Improvements Revenue, Series A, Callable 7/1/25 @100, 5.000%, 7/1/28	1,989,716
1,000,000	School Building Authority of West Virginia, School Improvements Revenue, Series B, Callable 7/1/20 @ 100, 5.000%, 7/1/30	1,097,600
2,000,000	State of West Virginia, Refunding G.O., 5.000%, 11/1/26	2,488,660

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

Principal Amount		Fair Value

MUNICIPAL BONDS — (continued)
$1,295,000	Wayne County, WV, Board of Education, Public Sch School Improvements, G.O., Callable 6/1/24 @ 100, (West Virginia Board Commission), 4.000%, 6/1/25	$1,469,657
2,000,000	West Virginia Commissioner Of Highways, Highway Improvements Revenue, Series A, 5.000%, 9/1/21	2,280,380
3,000,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/25	3,450,030
3,685,000	West Virginia Economic Development Authority, Correctional Juvenile Public Safety Facilities Lease, Refunding Revenue, Series A, Callable 6/1/22 @ 100, 5.000%, 6/1/26	4,237,787
1,015,000	West Virginia Economic Development Authority, State Office Building 3, Public Improvements Revenue, Series D, Callable 6/1/25 @ 100, 5.000%, 6/1/26	1,209,139
1,890,000	West Virginia Economic Development Authority, The Diamond Project, Refunding Revenue, Callable 12/15/18 @ 100, 3.000%, 12/15/19	1,936,910
1,000,000	West Virginia Higher Education Policy Commission, Higher Education Facilities, Refunding Revenue, Series A, 5.000%, 4/1/20	1,094,730
945,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/24 @100, 5.000%, 9/1/25	1,090,209
2,000,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue, Series A, Callable 6/1/23 @ 100, OID, 5.375%, 6/1/38	2,259,300
515,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, 5.000%, 1/1/24	616,053
630,000	West Virginia Hospital Finance Authority, Valley Health System Obligated Group, Refunding Revenue, Callable 1/1/24 @ 100, 5.000%, 1/1/26	737,169
1,890,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A, (AMBAC), 5.375%, 7/1/21	2,083,612
2,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL), 5.250%, 5/15/19	2,146,740
1,000,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/26	1,179,080
2,525,000	West Virginia State Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, Callable 11/1/23 @ 100, 5.000%, 11/1/27	2,965,941
1,500,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, 5.000%, 10/1/20	1,675,665

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
$1,750,000	West Virginia University, University Projects, University & College Improvements Revenue, Series B, Callable 10/1/21 @ 100, 5.000%, 10/1/30	$ 1,989,960
1,530,000	West Virginia University, University Projects, University & College Improvements, Refunding Revenue, Series A, Callable 10/1/22 @ 100, 5.000%, 10/1/35	1,737,300
520,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/24	618,306
1,000,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue, Series A-II, 5.000%, 11/1/25	1,200,340
2,205,000	Wood County, WV, Board of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 6/1/25	2,529,995
1,295,000	Wood County, WV, Board Of Education, Public School Improvements, G.O., (West Virginia Board Commission), 4.000%, 6/1/26	1,489,457
1,550,000	Wood County, WV, Board of Education, Public School Improvements, G.O., Callable 6/1/27 @ 100, (West Virginia Board Commission), 3.000%, 6/1/29	1,536,298

	Total Municipal Bonds (Cost $85,636,468)	88,890,523

Shares

MONEY MARKET FUND — 0.7%
644,527	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(a)	644,527

	Total Money Market Fund (Cost $644,527)	644,527

Total Investments — 99.4% (Cost $86,280,995)		89,535,050
Net Other Assets (Liabilities) — 0.6%		553,694

NET ASSETS — 100.0%.		$90,088,744

(a)	Represents the current yield as of report date.

Continued

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2017 (Unaudited)

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

BAM — Build America Mutual

G.O. — General Obligation

NATL — National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Diversified Income Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value
EQUITY FUNDS — 33.8%
63,940	First Trust DJ Global Select Dividend Index Fund	$ 1,597,861
41,726	Global SuperDividend U.S. ETF	1,059,423
101,754	Global X MLP ETF	1,111,154
182,243	Madison Covered Call & Equity Income Fund	1,672,990
24,276	SPDR S&P Global Dividend ETF	1,610,955
12,959	Vanguard High Dividend Yield ETF	1,012,875

	Total Equity Funds (Cost $7,619,454)	8,065,258

FIXED INCOME FUNDS — 64.8%
80,858	DoubleLine Total Return Bond Fund	863,566
117,260	Guggenheim Floating Rate Strategies Fund	3,051,102
7,977	iShares 20+ Year Treasury Bond ETF	998,082
56,274	PowerShares Emerging Markets Sovereign Debt Portfolio	1,647,140
60,719	Principal Preferred Securities Fund	632,687
251,200	Stone Ridge High Yield Reinsurance Risk Premium Fund	2,479,345
163,761	VanEck Vectors Fallen Angel High Yield Bond ETF	4,853,876
30,880	VanEck Vectors High-Yield Municipal Index ETF	954,501

	Total Fixed Income Funds (Cost $15,018,185)	15,480,299

Shares		Fair Value
MONEY MARKET FUND — 1.8%
443,979	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(a)	$ 443,979

	Total Money Market Fund (Cost $443,979)	443,979

Total Investments — 100.4% (Cost $23,081,618)		23,989,536
Net Other Assets (Liabilities) — (0.4)%		(101,098)

NET ASSETS — 100.0%.		$23,888,438

(a)	Represents the current yield as of report date.

ETF — Exchange Traded Fund

MLP — Master Limited Partnership

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Balanced Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value

EQUITY FUNDS — 65.8%
787,640	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$ 8,522,265
211,284	Sterling Capital Equity Income Fund, Institutional Shares(a)	4,219,342
348,304	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	3,103,392
168,136	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	4,223,583

	Total Equity Funds (Cost $17,898,141)	20,068,582

FIXED INCOME FUND — 33.2%
958,473	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	10,131,055

	Total Fixed Income Fund (Cost $9,939,573)	10,131,055

MONEY MARKET FUND — 0.9%
270,670	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(c)	270,670

	Total Money Market Fund (Cost $270,670)	270,670

Total Investments — 99.9% (Cost $28,108,384)		30,470,307
Net Other Assets (Liabilities) — 0.1%		19,018

NET ASSETS — 100.0%.		$30,489,325

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Strategic Allocation Growth Fund

Schedule of Portfolio Investments

June 30, 2017 (Unaudited)

Shares		Fair Value

EQUITY FUNDS — 81.0%
742,596	Sterling Capital Behavioral International Equity Fund, Institutional Shares(a)	$ 8,034,893
199,299	Sterling Capital Equity Income Fund, Institutional Shares(a)	3,980,006
313,902	Sterling Capital Long/Short Equity Fund, Institutional Shares(a)(b)	2,796,871
158,748	Sterling Capital Special Opportunities Fund, Institutional Shares(a)	3,987,737

	Total Equity Funds (Cost $16,654,789)	18,799,507

FIXED INCOME FUND — 16.9%
370,972	Sterling Capital Total Return Bond Fund, Institutional Shares(a)	3,921,175

	Total Fixed Income Fund (Cost $3,962,991)	3,921,175

MONEY MARKET FUND — 2.1%
474,734	Federated Treasury Obligations Fund, Institutional Shares, 0.830%(c)	474,734

	Total Money Market Fund (Cost $474,734)	474,734

Total Investments — 100.0% (Cost $21,092,514)		23,195,416
Net Other Assets (Liabilities) — 0.0%		823

NET ASSETS — 100.0%.		$23,196,239

(a)	Investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940.
(b)	Represents non-income producing security.
(c)	Represents the current yield as of report date.

See accompanying Notes to the Schedules of Portfolio Investments.

Sterling Capital Funds

Notes to Schedules of Investments

June 30, 2017 (Unaudited)

1.	Organization:

Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small CapValue Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Long/Short Equity Fund, Sterling Capital Behavioral International Equity Fund, Sterling Capital SMID Opportunities Fund, Sterling Capital Stratton Mid Cap Value Fund, Sterling Capital Stratton Real Estate Fund, Sterling Capital Stratton Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Corporate Fund, Sterling Capital Securitized Opportunities Fund, Sterling Capital Kentucky Intermediate Tax-Free Fund, Sterling Capital Maryland Intermediate Tax-Free Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina IntermediateTax-Free Fund, Sterling CapitalVirginia IntermediateTax-Free Fund, Sterling Capital WestVirginia Intermediate Tax-Free Fund, Sterling Capital Diversified Income Fund, Sterling Capital Strategic Allocation Balanced Fund and Sterling Capital StrategicAllocation Growth Fund (referred to individually as a “Fund” and collectively as the “Funds”). Sterling Capital Kentucky IntermediateTax-Free Fund, Sterling Capital Maryland IntermediateTax-Free Fund, Sterling Capital North Carolina IntermediateTax-Free Fund, Sterling Capital South Carolina IntermediateTax-Free Fund, Sterling CapitalVirginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.” Sterling Capital Diversified Income Fund, Sterling Capital StrategicAllocation Balanced Fund and Sterling Capital StrategicAllocation Growth Fund are referred to as the “Funds of Funds.” The Funds, excluding the Funds of Funds, are referred to as the “Variable Net Asset Value Funds.” The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

By owning shares of underlying investment companies, each of the Funds of Funds invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in debt securities. Funds of Funds with exposure to underlying equity funds may include funds that invest in real estate related securities. In addition, underlying investment companies may invest in derivatives and may engage in long/short equity strategies and in option writing strategies. The Funds of Funds except for Sterling Capital Diversified Income Fund currently invest only in other Funds that are part of the Sterling Capital Funds group of investment companies (not including cash sweep vehicles). Financial information for those Sterling Capital Funds is included in this report and also is available at www.sec.gov. Financial information for the other underlying Funds is available at www.sec.gov.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of these schedules requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedules and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Sterling Capital Funds (the “Funds”) in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

June 30, 2017 (Unaudited)

prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Sterling Capital Behavioral International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2017, there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2017 is as follows:

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$ 295,665,062(a	)	$ —		$—	$ 295,665,062
Sterling Capital Mid Value Fund	668,581,891(a	)	—		—	668,581,891
Sterling Capital Behavioral Small Cap Value Equity Fund	209,318,983(a	)	—		—	209,318,983
Sterling Capital Special Opportunities Fund	1,150,662,944(a	)	—		—	1,150,662,944
Sterling Capital Equity Income Fund	1,551,015,687(a	)			—	1,551,015,687
Sterling Capital Long/Short Equity Fund	30,984,092(a	)	—		—	30,984,092
Sterling Capital Behavioral International Equity Fund	75,591,289(a	)			—	75,591,289
Sterling Capital SMID Opportunities Fund	9,551,754(a	)	—		—	9,551,754
Sterling Capital Stratton Mid Cap Value Fund	63,449,038(a	)	—		—	63,449,038
Sterling Capital Stratton Real Estate Fund	96,806,291(a	)	—		—	96,806,291
Sterling Capital Stratton Small Cap Value Fund	1,135,577,886(a	)	—		—	1,135,577,886
Sterling Capital Ultra Short Bond Fund	156,064(b	)	37,977,712(a	)	—	38,133,776
Sterling Capital Short Duration Bond Fund	800,019(b	)	82,189,118(a	)	—	82,989,137
Sterling Capital Intermediate U.S. Government Fund	244,089(b	)	23,880,486(a	)	—	24,124,575
Sterling Capital Total Return Bond Fund	17,494,386(b	)	965,458,328(a	)	—	982,952,714
Sterling Capital Corporate Fund	399,855(b	)	29,575,779(a	)	—	29,975,634
Sterling Capital Securitized Opportunities Fund	269,515(b	)	40,778,443(a	)	—	41,047,958
Sterling Capital Kentucky Intermediate Tax-Free Fund	413,899(b	)	12,563,684(a	)	—	12,977,583
Sterling Capital Maryland Intermediate Tax-Free Fund	634,226(b	)	24,535,412(a	)	—	25,169,638
Sterling Capital North Carolina Intermediate Tax-Free Fund	2,166,471(b	)	197,277,138(a	)	—	199,443,609
Sterling Capital South Carolina Intermediate Tax-Free Fund	1,550,552(b	)	86,154,077(a	)	—	87,704,629
Sterling Capital Virginia Intermediate Tax-Free Fund	1,010,914(b	)	99,990,487(a	)	—	101,001,401
Sterling Capital West Virginia Intermediate Tax-Free Fund	644,527(b	)	88,890,523(a	)	—	89,535,050
Sterling Capital Diversified Income Fund	23,989,536(a	)	—		—	23,989,536
Sterling Capital Strategic Allocation Balanced Fund	30,470,307(a	)	—		—	30,470,307
Sterling Capital Strategic Allocation Growth Fund	23,195,416(a	)	—		—	23,195,416

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

June 30, 2017 (Unaudited)

	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Liabilities:
Investments Sold Short
					($13,451,470)
Sterling Capital Long/Short Equity Fund	($13,451,470	)(a)	—	—
Other Financial Instruments-
Written Options (Equity Risk)
Sterling Capital Special Opportunities Fund (c)	239,000		—	—	239,000
Sterling Capital Equity Income Fund (c)	30,000		—	—	30,000
Sterling Capital Long/Short Equity Fund (c)	15,800		—	—	15,800

(a)	Industries, countries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents money market funds and/or certain preferred stocks.
(c)	Other financial instruments are written options shown at value.

During the period ended June 30, 2017, the Sterling Capital Behavioral International Equity Fund had foreign common stock that was transferred from Level 2 to Level 1 due to the application at September 30, 2016 of fair value procedures resulting from volatility in U.S. markets after the close of foreign markets. The beginning of period value of the securities that transferred from Level 2 to Level 1 during the period amounted to $33,541,636 or 47.67% of net assets as of September 30, 2016. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended June 30, 2017 for the remaining funds.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Foreign Currency Translation — The accounting records of the Sterling Capital Behavioral International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The Sterling Capital Behavioral International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Forward Foreign Currency Exchange Contracts — The Sterling Capital Behavioral International Equity Fund, the Sterling Capital Long/Short Equity Fund, the Sterling Capital Ultra Short Bond Fund, the Sterling Capital Short Duration Bond Fund, the Sterling Capital Total Return Bond Fund and the Sterling Capital Corporate Fund may enter into forward foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

June 30, 2017 (Unaudited)

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the period.

Options Contracts — Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, and Sterling Capital Long/Short Equity Fund write (sell) “covered” call options on securities and purchase options on securities to close out options previously written by them. Sterling Capital Long/Short Equity Fund purchases put options, which gives a Fund the right to sell a specified amount of an underlying security at a specified price within a specified time. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation). Sterling Capital Diversified Income Fund may invest in underlying funds that engage in options writing strategies (including cash-secured put writing and covered call writing).

The risk associated with purchasing an option is that a Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and are required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, a Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds’ maximum amount of loss is the premium paid (as the purchaser) or the unrealized depreciation of the contract (as the writer).

Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund and Sterling Capital Long/Short Equity Fund invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of June 30, 2017:

	Number of Contracts	Value
Sterling Capital Special Opportunities Fund
Live Nation Entertainment, Inc., $37.00, 10/20/17	1,000	$(60,000)
Norwegian Cruise Line Holdings, Ltd., $57.50, 09/15/17	1,000	(179,000)

	2,000	$(239,000)

Sterling Capital Equity Income Fund
Maxim Integrated Products, Inc., $49.00, 08/18/17	600	$(18,000)
Maxim Integrated Products, Inc., $50.00, 08/18/17	600	(12,000)

	1,200	$(30,000)

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

June 30, 2017 (Unaudited)

	Number of Contracts	Value
Sterling Capital Long/Short Equity Fund
Tenet Healthcare Corp, Inc., $15.00, 11/17/17	153	$(12,240)
Hain Celestial Group, Inc., $37.00, 07/21/17	10	(2,300)
Tyson Foods, Inc., $57.50, 08/18/17	18	(1,260)

	181	$(15,800)

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Short Sales — Sterling Capital Long/Short Equity Fund enters into short sale transactions in which it sells a security it may not hold in anticipation of a decline in the market price of that security. When the Fund makes a short sale, it will borrow the security sold short and deliver the security to the counterparty to which it sold the security short. An amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund is required to repay the counterparty any dividends received on the security sold short, which is shown as dividend expense in the Statements of Operations. The Fund may pay a fee on the assets borrowed from the counterparty, which is shown as service fees on securities sold short in the Statements of Operations. The Fund maintains a segregated account of deposits of cash with the broker-dealer as collateral for the short sales. The Fund may receive interest on the cash collateral deposited with the broker-dealer. These positions are speculative and may be more risky than “long” positions because the cost of the replacement security or derivative is unknown. Short selling strategies typically reduce returns relative to “long only” strategies during rising equity markets, and involve risk of significant losses; potential loss on uncovered short positions is unlimited. Short selling strategies also involve significant transaction costs. Sterling Capital Diversified Income Fund may invest in underlying funds that engage in long/short equity strategies.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Mid Value Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

3.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended June 30, 2017 is as follows:

	Shares Held at September 30, 2016	Shares Purchased	Shares Sold	Shares Held at June 30, 2017	Value at June 30, 2017
Sterling Capital Strategic Allocation Balanced Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	978,903	—	191,263	787,640	$8,522,265
Sterling Capital Equity Income Fund, Institutional Shares	249,903	268	38,887	211,284	4,219,342

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

June 30, 2017 (Unaudited)

	Shares Held at September 30, 2016	Shares Purchased	Shares Sold	Shares Held at June 30, 2017	Value at June 30, 2017
Sterling Capital Long/Short Equity Fund, Institutional Shares	394,484	—	46,180	348,304	3,103,392
Sterling Capital Special Opportunities Fund, Institutional Shares	198,428	4,833	35,125	168,136	4,223,583
Sterling Capital Total Return Bond Fund, Institutional Shares	1,002,672	12,797	56,996	958,473	10,131,055

Total Affiliates	2,824,390	17,898	368,451	2,473,837	$30,199,637

Sterling Capital Strategic Allocation Growth Fund
Sterling Capital Behavioral International Equity Fund, Institutional Shares	873,758	—	131,162	742,596	$8,034,893
Sterling Capital Equity Income Fund, Institutional Shares	219,741	251	20,693	199,299	3,980,006
Sterling Capital Long/Short Equity Fund, Institutional Shares	337,422	9,566	33,086	313,902	2,796,871
Sterling Capital Special Opportunities Fund, Institutional Shares	172,910	8,244	22,406	158,748	3,987,737
Sterling Capital Total Return Bond Fund, Institutional Shares	365,718	15,737	10,483	370,972	3,921,175

Total Affiliates	1,969,549	33,798	217,830	1,785,517	$22,720,682

4.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

5.	Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses originating in taxable years beginning on or before December 22, 2010 are permitted to be carried forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset any short-term capital gains, and then offset any long-term capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-2010 capital losses”) are carried forward indefinitely. Furthermore, post-2010 capital losses will retain their character as either short-term

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

June 30, 2017 (Unaudited)

or long-term capital losses rather than being considered all short-term capital losses as under previous law.

At September 30, 2016, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

	Amount With No Expiration*
	Short-term Losses	Long-term Losses	Amount	Expires
Sterling Capital Behavioral Large Cap Value Equity Fund	$ —	$ —	$ 6,747,050	2017
Sterling Capital Behavioral Large Cap Value Equity Fund	—	—	10,325,708	2018
Sterling Capital Mid Value Fund	—	—	3,177,091	2017
Sterling Capital Behavioral Small Cap Value Equity Fund	—	—	2,202,715	2017
Sterling Capital Long/Short Equity Fund	11,167,786	9,883,734	—	—
Sterling Capital Behavioral International Equity Fund	1,208,495	—	—	—
Sterling Capital Stratton Mid Cap Value Fund	78,560	816,627	—	—
Sterling Capital Ultra Short Bond Fund	133,475	594,968	—	—
Sterling Capital Short Duration Bond Fund	1,265,186	3,957,780	—	—
Sterling Capital Short Duration Bond Fund	—	—	385,647	2019
Sterling Capital Intermediate U.S. Government Fund	215,137	119,028	—	—
Sterling Capital Intermediate U.S. Government Fund	—	—	37,850	2019
Sterling Capital Total Return Bond Fund	1,739,080	5,124,567	—	—
Sterling Capital Securitized Opportunities Fund	1,356,637	287,896	—	—
Sterling Capital Diversified Income Fund	1,352,405	—	—	—
Sterling Capital Diversified Income Fund	—	—	5,021,746	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	337,139	2018
Sterling Capital Strategic Allocation Balanced Fund	—	—	3,964,763	2019
Sterling Capital Strategic Allocation Growth Fund	—	—	1,979,351	2018
Sterling Capital Strategic Allocation Growth Fund	—	—	4,640,596	2019

*	Post-2010 Capital Losses: Must be utilized prior to losses subject to expiration.

As of June 30, 2017, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$ 257,214,056	$ 40,022,763	$ (1,571,757)	$ 38,451,006
Sterling Capital Mid Value Fund	537,867,899	188,544,088	(57,830,096)	130,713,992
Sterling Capital Behavioral Small Cap Value Equity Fund	174,727,323	35,668,008	(1,076,348)	34,591,660
Sterling Capital Special Opportunities Fund	828,099,436	343,675,911	(21,112,403)	322,563,508
Sterling Capital Equity Income Fund	1,123,336,236	437,817,916	(10,138,465)	427,679,451
Sterling Capital Long/Short Equity Fund	16,415,385	4,085,202	(2,967,967)	1,117,235
Sterling Capital Behavioral International Equity Fund	69,924,774	7,864,942	(2,198,427)	5,666,515
Sterling Capital SMID Opportunities Fund	8,500,069	1,189,180	(137,495)	1,051,685
Sterling Capital Stratton Mid Cap Value Fund	42,330,874	21,758,758	(640,594)	21,118,164
Sterling Capital Stratton Real Estate Fund	64,732,425	32,275,082	(201,216)	32,073,866
Sterling Capital Stratton Small Cap Value Fund	518,066,683	617,511,203	—	617,511,203
Sterling Capital Ultra Short Bond Fund	38,234,635	46,816	(147,675)	(100,859)
Sterling Capital Short Duration Bond Fund	83,192,608	213,457	(416,928)	(203,471)
Sterling Capital Intermediate U.S. Government Fund	23,984,179	279,431	(139,035)	140,396
Sterling Capital Total Return Bond Fund	978,155,143	14,320,297	(9,522,726)	4,797,571
Sterling Capital Corporate Fund	29,557,373	565,103	(146,842)	418,261
Sterling Capital Securitized Opportunities Fund	40,660,204	636,893	(249,139)	387,754
Sterling Capital Kentucky Intermediate Tax-Free Fund	12,468,139	531,045	(21,601)	509,444
Sterling Capital Maryland Intermediate Tax-Free Fund	24,078,801	1,090,837	—	1,090,837
Sterling Capital North Carolina Intermediate Tax-Free Fund	191,201,169	8,456,785	(214,345)	8,242,440
Sterling Capital South Carolina Intermediate Tax-Free Fund	84,824,176	2,962,257	(81,804)	2,880,453
Sterling Capital Virginia Intermediate Tax-Free Fund	96,998,618	4,094,734	(91,951)	4,002,783
Sterling Capital West Virginia Intermediate Tax-Free Fund	86,280,995	3,362,840	(108,785)	3,254,055

Sterling Capital Funds

Notes to Schedules of Investments — (continued)

June 30, 2017 (Unaudited)

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Diversified Income Fund	23,119,683	1,126,381	(256,528)	869,853
Sterling Capital Strategic Allocation Balanced Fund	28,194,858	2,630,198	(354,748)	2,275,449
Sterling Capital Strategic Allocation Growth Fund	21,186,765	2,383,305	(374,654)	2,008,651

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Funds

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	8/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, President
(principal executive officer)

Date	8/17/2017

By (Signature and Title)	/s/ Todd M. Miller
Todd M. Miller, Treasurer
(principal financial officer)

Date	8/17/2017